                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                          U.S. GLOBAL INVESTORS FUNDS

                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
              (Address of principal executive offices) (Zip code)

                             SUSAN B. MCGEE, ESQ.
                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 210-308-1234

                    Date of fiscal year end: JUNE 30, 2007

                  Date of reporting period: DECEMBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL INVESTORS FUNDS

--------------------
 SEMI-ANNUAL REPORT
--------------------

DECEMBER 31, 2006

(UNAUDITED)

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 TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                     7

EXPENSE EXAMPLE                                                   43

PORTFOLIOS OF INVESTMENTS                                         45

NOTES TO PORTFOLIOS OF INVESTMENTS                                96

STATEMENTS OF ASSETS AND LIABILITIES                             100

STATEMENTS OF OPERATIONS                                         104

STATEMENTS OF CHANGES IN NET ASSETS                              108

NOTES TO FINANCIAL STATEMENTS                                    114

FINANCIAL HIGHLIGHTS                                             125

ADDITIONAL INFORMATION                                           134

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 NASDAQ SYMBOLS
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U.S. TREASURY SECURITIES CASH FUND                             USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                        UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX

[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 210.308.1217
www.usfunds.com
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DEAR SHAREHOLDERS

It's been six months since our last communication,
and during that time, the U.S. Global Investors              [PHOTO]
Funds family has continued its outstanding performance over both the short term and the long term.

All nine of the funds finished 2006 in positive territory for the year. All five equity funds posted double-digit returns, and the four that focus on natural resources and emerging markets each topped 20 percent in total return for a one-year period.

The World Precious Minerals Fund (UNWPX) and the Gold Shares Fund
(USERX) were the two best-performing gold funds for the year, according to the Wall Street Journal, and despite periods of extreme volatility in the sector, they ranked in the top 20 in total return among all domestic mutual funds.

The Global Resources Fund (PSPFX) is the #1 domestic stock fund for total return for the five years ending December 31, 2006, according to Morningstar's Principia mutual fund ranking database.

In addition, the World Precious Minerals Fund is the #1 international stock fund for total return for the five years ending December 31, 2006, according to Principia, and the Gold Shares Fund is #5.

This is a rare achievement indeed - for a single company to have the top-performing fund in both of the major stock fund categories over a five-year period. And it's even more special when you consider there are only five stock funds in the U.S. Global Investors Funds family.

According to Morningstar's Principia ranking of domestic equity funds, the Global Resources Fund ranked #694 of 12,837 funds, #1 of 9,559 funds and #299 of 5,277 funds; and the World Precious Minerals Fund ranked #40 of 2,613 funds, #1 of 2,195 funds and #903 of 1,366 funds among international equity funds; and the Gold Shares Fund ranked #42 of 2,613 funds, #5 of 2,195 funds and #1,320 of 1,366 funds among international equity funds in the 1-, 5- and 10-year periods as of December 31, 2006.

There have been other awards and recognitions for U.S. Global and its funds in 2006.

In November in London, I accepted the honor of being named Mining
Fund Manager of the Year by Mining Journal, an influential industry publication.

While my name was on the award, it was U.S. Global's team-oriented approach to investing that truly deserves the credit. As I've said many

                                                                   1
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 U.S. GLOBAL INVESTORS FUNDS
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times, being in the right sectors has been a big contributor to our returns, but it's our people and our investment models that make us performance leaders.

We intend to continue that leadership in 2007, and we're positioning ourselves to take advantage of what the current year might bring.

Wall Street predicts information technology, industrials and health care will lead the way in 2007, and the consensus is that basic materials and energy will be among the worst performers. The Street, however, doesn't have the best track record when it comes to forecasting. For 2006, it well underestimated returns for materials and energy while overestimating the performance for the IT and consumer sectors. And many believed a year ago that China was going to collapse, and we all know that didn't happen.

We pay more attention to both short-term and long-term cycles, and combine that data with our fundamental and quantitative analysis to guide our investment strategies.

For instance, 2007 is the third year of the presidential-election cycle, and the S&P 500 Index has not been negative in the third year of a president's term since 1939. According to the Stock Trader's Almanac, going back to the first President Bush, third-year S&P returns have ranged between 19.5 percent and 26.4 percent.

But on the other hand, changes on Capitol Hill may portend tougher market conditions. The Stock Trader's Almanac reports that, since
1901, returns in the Dow have averaged 6.8 percent in years with a Republican president and a Democratic Congress.

While overall trends may be unclear, we see the secular bull market for natural resources continuing in 2007 for several key reasons. Economic growth rates in China, India and other developing nations will continue to propel demand for industrial metals. And as incomes rise, so will demand for luxuries like gold jewelry. On top of that, China, Russia and other countries have announced plans to move more of their foreign reserves into gold and currencies other than the U.S. dollar, which has historically been their only foreign reserve, as a way to diversify their holdings.

While the long-term trend is favorable and investment opportunities abound, you have to be ready for significant short-term volatility if you choose to invest in the natural resources sectors.

We've recently published a two-part article on this subject called "Anticipate Before You Participate" that discusses these dramatic short-term swings that can unnerve investors if they don't have a good understanding of volatility. These articles and other U.S. Global Investors research are available on our website, www.usfunds.com.

2
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We also recommend that investors consider the guidance provided by
Roger Gibson in his book, "Asset Allocation: Balancing Financial Risk." His general model calls for allocating equally between the four major asset classes--domestic equities, international equities, fixed-income and hard assets like commodities, precious metals and real estate. When it comes to precious metals, we recommend that investors limit their portfolio exposure to no more than 10 percent and rebalance each year to capture the price swings.

TOTAL ANNUALIZED RETURNS AS OF 12/31/06
FUND/TICKER                      ONE-YEAR          FIVE-YEAR          TEN-YEAR       EXPENSE RATIO*
Gold Shares Fund (USERX)          50.19%             41.39%             2.06%             1.47%
World Precious Minerals           52.30%             48.02%             7.45%             1.13%
  Fund (UNWPX)
Global Resources Fund (PSPFX)     22.19%             41.01%            13.83%             0.96%

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any fees described in the fund's prospectus (e.g. short-term trading fees) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the gold and natural resources sectors. *Gross expense ratio as stated in the most recent prospectus.

The World Precious Minerals Fund posted a total return of 52.30 percent for the year ended December 31, 2006. The Gold Shares Fund was not far behind, with a total return of 50.19 percent. The performance ranked both funds in the top 20 among all U.S. mutual funds for the year, according to the Wall Street Journal.

For the last five years, the funds are also ranked #1 and #2 among gold funds, according to the Wall Street Journal. The total return for the World Precious Minerals Fund has averaged 48.02 percent per year, while for the Gold Shares Fund, the average total return has been 41.39 percent.

The price of gold averaged a little over $600 per ounce in 2006, up more than $150 from a year earlier and surpassing virtually all of the forecasts in the media and from the major investment houses. A recent survey by the London Bullion Market Association brought in an average price of $652 per ounce for 2007, and at least one forecaster is calling for $750.

The Gold Shares Fund invests primarily in large-cap and mid-cap gold producers with proven resources and strong earnings, while the World Precious Minerals Fund focuses on established producers as well as smaller companies with promising prospects in gold and other precious metals.

In the gold-oriented funds we have used both long-term listed warrants and large defensive cash positions for the past year. This has allowed us to experience leadership in a rising gold and metals market due to the

                                                                   3
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leverage offered by warrants and at the same time our large cash position has buffered volatility and allowed us to capture opportunities during market selloffs. We have had large warrant positions in companies that we believe offer the strongest growth fundamentals.

Given the long permitting process to develop a gold mine, it's clear to me that the cheapest reserves are found on Wall Street. The industry saw consolidation during the year, with a number of sizable mergers and acquisitions. There's a good chance that trend will continue in 2007.

The Global Resources Fund struggled in the third quarter as crude-oil prices declined after hitting a record nominal price of nearly $80 per barrel in July, taking many oil-industry stocks down as well. But in the last three months of the year, the fund beat its benchmarks by posting a
12.28 percent return as international energy stocks performed well and the industrial materials like steel, zinc and uranium recorded sizable gains.

We will likely continue to see short-term volatility in the energy sector going forward, but over the long term, we see an upward trend in oil prices due to demand in China, India and other emerging nations that is rising faster than the pace of new discoveries by energy producers.

TOTAL ANNUALIZED RETURNS AS OF 12/31/06
FUND/TICKER                      ONE-YEAR          FIVE-YEAR          TEN-YEAR       EXPENSE RATIO*
China Region Opportunity          37.83%             22.04%             4.40%             2.31%
  Fund (USCOX)
All American Equity Fund (GBTFX)  10.91%              4.67%             4.74%             2.20%

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any fees described in the fund's prospectus (e.g. short-term trading fees) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the China sector. *Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses to not exceed 1.75% for the All American Equity Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines.

Our China Region Opportunity Fund (USCOX) also made a fourth-quarter comeback behind the strong performance of the mainland China, Hong Kong and Singapore markets. The fund's gain of 20.39 percent for the final three months of 2006 ranked it among the best performers for the quarter. It ended the year up 37.83 percent.

The fund's prospects look good heading into 2007. China's economy grew 10.7 percent in 2006, the fastest growth pace since 1995, and there's little sign that the country's expansion will slow any time soon. Potential threats do exist, including a possible slowdown in the U.S. economy that would reverberate in China's export-driven economy.

4
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 U.S. GLOBAL INVESTORS FUNDS
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The All American Equity Fund (GBTFX) also ended the year with a strong quarter after struggling through the third quarter.

The fund recorded a 7.14 percent gain in the final three months of the year. The good showing by the materials and consumer discretion sectors helped the fund, which finished the year with a total return of 10.91 percent.

Our municipal bond and money-market funds generally fared well when compared to their peers. Interest-rate increases in the first half of 2006 drove up yields for the U.S. Government Securities Savings Fund (UGSXX) and the U.S. Treasury Securities Cash Fund (USTXX). Expectations that the Federal Reserve would stop raising interest rates and maybe even cut rates in 2007 spurred a rally in the muni bond market in the second half of the year, which benefited our Tax Free Fund (USUTX) and the Near-Term Tax-Free Fund (NEARX).

TOTAL ANNUALIZED RETURNS AS OF 12/31/06
FUND/TICKER                      ONE-YEAR          FIVE-YEAR          TEN-YEAR       EXPENSE RATIO*
U.S. Government Securities         4.51%              2.06%             3.55%             0.64%
  Savings Fund (UGSXX)
U.S. Treasury Securities           4.04%              1.49%             2.81%             0.92%
  Cash Fund (USTXX)
Near-Term Tax Free Fund (NEARX)    2.89%              3.20%             3.85%             1.54%
Tax Free Fund (USUTX)              4.51%              4.39%             4.70%             1.69%

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any fees described in the fund's prospectus (e.g. short-term trading fees) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. *Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the Government Securities Savings Fund, 0.45% for the Near-Term Tax Free Fund and 0.70% for the Tax Free Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines.

U.S. Global Investors has already done four educational webcasts in 2007, and the year is just getting started. We have built up a strong reputation for providing valuable market insight, and we will work to enhance that reputation this year.

Thank you for your continued confidence in U.S. Global. Our corporate vision is to "make people feel financially happy and secure that their wealth is consistently growing," and our team works hard every day to try to turn our vision into your reality.

                                                                   5
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 U.S. GLOBAL INVESTORS FUNDS
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Sincerely,

/s/ Frank Holmes

Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor. This letter may include certain "forward-looking statements" including statements relating to expectations regarding market conditions. These statements involve certain risks and uncertainties. There can be no assurance that such statements will prove accurate and actual results and future events could differ materially from those anticipated in such statements.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Diversification does not protect an investor from market risks and does not assure a profit. Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in gold or gold stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 blue chip stocks that are generally leaders in their industry.

Morningstar Principia is an investment advisory and consulting resource that ranks mutual funds and other investment products using ranking metrics. It ranks funds among distinct portfolios and excludes index funds. Morningstar rankings are not intended to predict future results. More information is available at www.morningstar.com.

The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S.
companies.

Tax-exempt Income is federal income tax free. A portion of this income may be subject to state and local income taxes, and if applicable, may subject certain investors to the Alternative Minimum Tax as well. Bond funds are subject to interest-rate risk; their value declines as interest rates rise.

6
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 MONEY MARKET FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

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 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2006
---------------------------------------------------------------------
   7-Day Yield                                              4.21%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    4.30%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          32
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 U.S. GOVERNMENT SECURITIES SAVINGS FUND     As of December 31, 2006
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   7-Day Yield                                              4.71%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    4.83%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          45
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An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

PERFORMANCE COMMENTARY

The U.S. Treasury Securities Cash Fund underperformed the Lipper treasury money market funds for the six months ending December 31, 2006, by returning 2.18 percent. The U.S. Government Securities Savings Fund returned 2.41 percent in the six months ending December 31, 2006, and outperformed the Lipper government-only money market funds.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The past six months offered mixed economic results, but conditions improved during the fourth quarter and potentially strengthened the arguments for an economic soft landing in 2007. Third-quarter GDP was a disappointing 2 percent, but fourth-quarter GDP is likely to be stronger

                                                                       7
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 MONEY MARKET FUNDS
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when it is reported at the end of January. After a lackluster third quarter, fourth-quarter employment growth improved. In the past six months, the economy created an average of 157,000 jobs per month and unemployment ran at a low 4.5 percent. Economic momentum had clearly slowed as we moved into the third quarter, but falling gasoline prices and a warm winter lifted consumer confidence and spending. Housing also appeared to be bouncing back. New and existing home sales seemed to stabilize, signaling that perhaps a bottom had been reached. On the other hand, manufacturing trends deteriorated during the fourth quarter. The ISM manufacturing index fell below 50 for the first time in more than three years, indicating contraction in the manufacturing sector. Inflation trends generally moderated during the last six months of the year, but volatility in the data series was high. This made the true trend more difficult to discern and kept the Federal Reserve on the defensive. The federal funds rate remained at 5.25 percent through the second half of 2006. Short-term bond yields generally moved lower as expectations for additional interest-rate increases gave way to prospects of a rate cut during 2007. Yields on the three-month Treasury bill rose 1 basis point to 4.94 percent during the six months, while yields on the six-month T-bill dropped 15 basis points to 5.01 percent.
One-year agency discount note yields moved lower by 39 basis points to 5.17 percent.

INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money-market spectrum. The fund's weighted average maturity was 46 days over the period. The fund took advantage of higher yields by selectively extending its ladder, but believed market expectations of Fed rate cuts were too aggressive. This caused the fund to reduce its average maturity over the past six months to benefit from relatively high overnight and very-short-term investments. The U.S. Treasury Securities Cash Fund followed a similar approach. The fund's weighted average maturity was 39 days over the period. The fund took advantage of relatively high repo rates, which kept the weighted average maturity lower than the U.S. Government Securities Savings Fund.

CURRENT OUTLOOK

The economy slowed, but many areas already appear to be on the rebound. Inflation indicators have trended lower, but remain volatile. International economic growth remains very strong and is likely to continue to exert a positive influence on the U.S. economy. The most likely scenario for the U.S. economy appears to be modest growth and slowing inflation, which will likely keep the Fed sidelined during the first half of 2007.

8
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 TAX FREE FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Our Tax Free Fund and Near-Term Tax Free Fund seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.


PERFORMANCE GRAPHS

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 NEAR-TERM TAX FREE FUND
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                [Near-Term Tax Free Fund Graph]

                                         Lehman 3-Year
                            Near-Term     Municipal
            Date          Tax Free Fund   Bond Index

          12/31/96         $ 10,000.00   $ 10,000.00
          01/31/97           10,038.20     10,043.71
          02/28/97           10,093.81     10,092.64
          03/31/97           10,026.46     10,040.45
          04/30/97           10,075.72     10,083.51
          05/30/97           10,169.79     10,165.71
          06/30/97           10,246.67     10,225.73
          07/31/97           10,417.61     10,347.08
          08/29/97           10,363.71     10,326.85
          09/30/97           10,461.05     10,400.57
          10/31/97           10,506.45     10,446.89
          11/28/97           10,540.12     10,476.90
          12/31/97           10,650.38     10,548.02
          01/30/98           10,736.15     10,617.82
          02/27/98           10,731.14     10,640.01
          03/31/98           10,727.13     10,656.97
          04/30/98           10,713.03     10,642.62
          05/29/98           10,829.25     10,741.13
          06/30/98           10,863.73     10,777.01
          07/31/98           10,896.40     10,816.15
          08/31/98           11,019.41     10,921.19
          09/30/98           11,126.41     10,990.34
          10/30/98           11,121.26     11,043.84
          11/30/98           11,137.81     11,070.59
          12/31/98           11,144.04     11,097.34
          01/29/99           11,241.94     11,197.81
          02/26/99           11,214.77     11,210.20
          03/31/99           11,224.21     11,219.99
          04/30/99           11,259.97     11,254.57
          05/28/99           11,228.31     11,238.26
          06/30/99           11,119.31     11,171.06
          07/30/99           11,172.41     11,226.51
          08/31/99           11,138.30     11,240.21
          09/30/99           11,169.33     11,282.62
          10/29/99           11,148.94     11,283.93
          11/30/99           11,211.36     11,333.51
          12/31/99           11,188.68     11,315.24
          01/31/00           11,174.58     11,335.46
          02/29/00           11,211.58     11,371.35
          03/31/00           11,305.46     11,430.06
          04/28/00           11,275.88     11,431.37
          05/31/00           11,263.79     11,443.11
          06/30/00           11,413.83     11,587.94
          07/31/00           11,519.00     11,681.85
          08/31/00           11,620.08     11,770.11
          09/29/00           11,614.51     11,773.51
          10/31/00           11,689.48     11,840.27
          11/30/00           11,741.13     11,887.79
          12/31/00           11,914.66     12,020.18
          01/31/01           12,039.00     12,202.63
          02/28/01           12,065.10     12,250.35
          03/30/01           12,143.64     12,336.47
          04/30/01           12,092.23     12,318.44
          05/31/01           12,190.80     12,430.65
          06/30/01           12,236.80     12,486.01
          07/31/01           12,346.37     12,588.37
          08/31/01           12,478.28     12,717.61
          09/30/01           12,513.10     12,782.50
          10/31/01           12,601.57     12,865.63
          11/30/01           12,519.82     12,824.55
          12/31/01           12,464.77     12,812.31
          01/31/02           12,631.59     12,975.03
          02/28/02           12,737.64     13,072.34
          03/31/02           12,545.04     12,877.56
          04/30/02           12,765.59     13,066.86
          05/31/02           12,826.26     13,142.65
          06/30/02           12,927.68     13,255.68
          07/31/02           13,036.51     13,359.07
          08/31/02           13,155.24     13,444.57
          09/30/02           13,329.60     13,550.78
          10/31/02           13,206.67     13,476.25
          11/30/02           13,174.05     13,480.29
          12/31/02           13,361.73     13,674.41
          01/31/03           13,382.36     13,718.17
          02/28/03           13,505.23     13,805.96
          03/31/03           13,502.79     13,789.40
          04/30/03           13,556.56     13,826.63
          05/31/03           13,745.15     13,933.09
          06/30/03           13,699.75     13,910.80
          07/31/03           13,432.88     13,785.60
          08/31/03           13,525.31     13,855.91
          09/30/03           13,781.00     14,063.75
          10/31/03           13,715.37     13,997.65
          11/30/03           13,756.33     14,011.65
          12/31/03           13,803.60     14,041.07
          01/31/04           13,858.46     14,090.21
          02/29/04           13,985.92     14,209.98
          03/31/04           13,945.86     14,171.61
          04/30/04           13,762.59     14,028.48
          05/31/04           13,704.72     13,973.77
          06/30/04           13,727.42     13,998.92
          07/31/04           13,822.22     14,101.12
          08/31/04           13,967.92     14,249.18
          09/30/04           13,998.39     14,264.85
          10/31/04           14,030.20     14,304.79
          11/30/04           13,972.81     14,236.13
          12/31/04           14,045.68     14,291.65
          01/31/05           14,064.90     14,273.07
          02/28/05           14,032.79     14,230.25
          03/31/05           13,936.23     14,183.29
          04/30/05           14,033.01     14,255.63
          05/31/05           14,071.81     14,281.29
          06/30/05           14,104.24     14,354.12
          07/31/05           14,071.74     14,321.11
          08/31/05           14,110.83     14,368.37
          09/30/05           14,143.49     14,375.55
          10/31/05           14,110.75     14,353.99
          11/30/05           14,150.13     14,366.91
          12/31/05           14,183.04     14,417.19
          01/31/06           14,156.65     14,448.91
          02/28/06           14,196.34     14,460.47
          03/31/06           14,169.81     14,434.44
          04/30/06           14,196.42     14,458.98
          05/31/06           14,243.07     14,509.58
          06/30/06           14,209.64     14,483.47
          07/31/06           14,316.88     14,581.95
          08/31/06           14,424.42     14,697.15
          09/30/06           14,532.27     14,764.76
          10/31/06           14,579.58     14,809.05
          11/30/06           14,620.27     14,860.88
          12/31/06           14,593.07     14,857.91

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2006
---------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         2.70%     2.89%      3.20%     3.85%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond
    Index                         2.57%     3.04%      3.01%     4.04%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to
  0.45% through November 1, 2007.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 TAX FREE FUNDS
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 TAX FREE FUND
---------------------------------------------------------------------------

                    [Tax Free Fund Graph]

                                        Lehman 10-Year
                                          Municipal
         Date           Tax Free Fund     Bond Index

       12/31/96         $ 10,000.00     $ 10,000.00
       01/31/97           10,033.96       10,039.46
       02/28/97           10,117.50       10,134.06
       03/31/97           10,022.49        9,998.23
       04/30/97           10,107.59       10,071.84
       05/30/97           10,235.33       10,214.50
       06/30/97           10,350.60       10,327.31
       07/31/97           10,607.41       10,617.44
       08/29/97           10,517.41       10,514.49
       09/30/97           10,632.32       10,647.80
       10/31/97           10,682.53       10,704.20
       11/28/97           10,745.32       10,753.78
       12/31/97           10,908.58       10,923.51
       01/30/98           11,003.94       11,044.67
       02/27/98           10,989.63       11,043.91
       03/31/98           10,978.85       11,036.32
       04/30/98           10,932.88       10,975.62
       05/29/98           11,110.27       11,162.29
       06/30/98           11,148.43       11,203.27
       07/31/98           11,184.06       11,221.23
       08/31/98           11,360.22       11,416.25
       09/30/98           11,494.74       11,585.98
       10/30/98           11,455.90       11,591.04
       11/30/98           11,508.81       11,625.69
       12/31/98           11,520.93       11,661.86
       01/29/99           11,655.92       11,840.44
       02/26/99           11,578.78       11,734.20
       03/31/99           11,598.59       11,728.13
       04/30/99           11,630.81       11,759.50
       05/28/99           11,528.10       11,677.04
       06/30/99           11,302.88       11,460.01
       07/30/99           11,325.87       11,536.91
       08/31/99           11,180.69       11,494.41
       09/30/99           11,176.83       11,533.11
       10/29/99           10,996.53       11,451.66
       11/30/99           11,130.82       11,576.87
       12/31/99           11,010.62       11,516.67
       01/31/00           10,899.33       11,469.62
       02/29/00           11,052.64       11,559.67
       03/31/00           11,346.58       11,784.54
       04/28/00           11,257.84       11,725.35
       05/31/00           11,164.78       11,655.79
       06/30/00           11,480.32       11,972.48
       07/31/00           11,644.76       12,138.57
       08/31/00           11,823.99       12,326.29
       09/29/00           11,735.54       12,269.86
       10/31/00           11,886.57       12,395.39
       11/30/00           11,982.89       12,462.19
       12/31/00           12,303.81       12,755.86
       01/31/01           12,416.32       12,920.53
       02/28/01           12,437.05       12,942.21
       03/30/01           12,546.23       13,052.56
       04/30/01           12,383.40       12,890.85
       05/31/01           12,511.22       13,031.17
       06/30/01           12,606.89       13,108.67
       07/31/01           12,788.35       13,289.31
       08/31/01           13,003.25       13,514.55
       09/30/01           12,945.88       13,496.85
       10/31/01           13,100.38       13,663.44
       11/30/01           12,939.97       13,486.58
       12/31/01           12,772.59       13,345.18
       01/31/02           13,001.98       13,597.41
       02/28/02           13,170.58       13,791.85
       03/31/02           12,880.07       13,507.74
       04/30/02           13,168.35       13,821.12
       05/31/02           13,236.05       13,886.08
       06/30/02           13,386.16       14,058.26
       07/31/02           13,545.52       14,245.24
       08/31/02           13,685.60       14,430.43
       09/30/02           13,962.19       14,775.31
       10/31/02           13,732.45       14,506.40
       11/30/02           13,651.14       14,387.45
       12/31/02           13,922.60       14,702.54
       01/31/03           13,877.76       14,624.61
       02/28/03           14,055.17       14,877.62
       03/31/03           14,040.54       14,885.06
       04/30/03           14,133.09       14,995.21
       05/31/03           14,464.63       15,424.07
       06/30/03           14,388.62       15,350.03
       07/31/03           13,826.73       14,705.33
       08/31/03           13,944.23       14,831.80
       09/30/03           14,327.44       15,331.63
       10/31/03           14,241.41       15,215.11
       11/30/03           14,344.94       15,379.43
       12/31/03           14,436.04       15,542.46
       01/31/04           14,521.63       15,607.73
       02/29/04           14,730.41       15,882.43
       03/31/04           14,658.33       15,791.90
       04/30/04           14,311.99       15,356.04
       05/31/04           14,268.72       15,365.26
       06/30/04           14,208.93       15,415.96
       07/31/04           14,338.31       15,627.16
       08/31/04           14,542.30       15,969.40
       09/30/04           14,602.60       16,054.03
       10/31/04           14,702.17       16,182.47
       11/30/04           14,579.75       15,999.60
       12/31/04           14,744.26       16,188.40
       01/31/05           14,847.10       16,326.00
       02/28/05           14,772.74       16,223.15
       03/31/05           14,680.11       16,080.38
       04/30/05           14,880.52       16,392.34
       05/31/05           14,967.69       16,502.17
       06/30/05           15,029.65       16,597.88
       07/31/05           14,974.80       16,456.80
       08/31/05           15,109.27       16,657.58
       09/30/05           15,020.97       16,507.66
       10/31/05           14,947.15       16,382.20
       11/30/05           15,017.51       16,483.77
       12/31/05           15,153.92       16,633.77
       01/31/06           15,192.49       16,687.00
       02/28/06           15,311.08       16,785.45
       03/31/06           15,217.11       16,612.56
       04/30/06           15,219.62       16,582.66
       05/31/06           15,273.89       16,695.42
       06/30/06           15,225.76       16,620.29
       07/31/06           15,396.07       16,841.34
       08/31/06           15,602.71       17,129.33
       09/30/06           15,691.03       17,254.37
       10/31/06           15,773.21       17,357.90
       11/30/06           15,876.30       17,495.03
       12/31/06           15,837.51       17,412.80

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2006
---------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   4.02%     4.51%      4.39%     4.70%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal
    Bond Index                    4.77%     4.71%      5.46%     5.70%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to
  0.70% through November 1, 2007.
---------------------------------------------------------------------------

PERFORMANCE COMMENTARY

During the second half of 2006, the Near-Term Tax Free Fund posted a
2.70 percent return and the Tax Free Fund's return was 4.02 percent. Near-Term Tax Free outperformed its benchmark (Lehman 3-year Municipal Bond Index) by 13 basis points. This outperformance was primarily driven by fund maturity preferences, as the fund maintained a longer average maturity than the benchmark and longer-term securities generally outperformed. The Tax Free Fund underperformed its benchmark (Lehman 10-year Municipal Bond Index) by 75 basis points. The primary factor was

---------------------------------------------------------------------------
TAX FREE FUNDS
---------------------------------------------------------------------------


maturity selection, as longer-dated issues outperformed. The fund maintained a maturity profile that was less risky than the benchmark and underperformed as the market experienced a significant rally.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Municipal bonds rallied strongly during the second half of 2006 after a weak start to the year. The municipal yield curve dropped across the board and continued its flattening trend. Yields on one-year municipals fell about 18 basis points, while 30-year municipal yields dropped by about 42 basis points. Bond yields were primarily driven lower by changes in the market's expectations for the direction of interest rates. At the beginning of the third quarter, more interest-rate increases by the Federal Reserve were expected. As time went by, however, expectations changed dramatically and many market participants came to believe the Fed would cut interest rates before year-end. This scenario did not materialize, but enduring expectations that the Fed's next move will be a cut rallied the market. In the municipal market, the best-performing sector was the industrial development sector that is leveraged to volatile tobacco-backed municipals, which significantly outperformed. The hospital sector also posted strong relative performance. The high-yield portion of the municipal market, which is tied to airline-backed municipal bonds, also posted very strong returns.

INVESTMENT HIGHLIGHTS

STRENGTHS

o The Near-Term Tax Free Fund maintained an overweight position in relatively longer dated municipals, which outperformed during the second half of 2006.

o The Tax Free Fund was significantly overweight the medical/hospital sector, which also outperformed during the six-month period.

WEAKNESSES

o Both funds were underweighted in California municipals, which outperformed.

o The funds' lack of exposure to risky airline- and tobacco-backed bonds was detrimental to performance as these two sectors were very strong performers.

o The funds' conservative credit profile detracted from performance as lower-rated credits generally outperformed.

---------------------------------------------------------------------------
TAX FREE FUNDS
---------------------------------------------------------------------------


CURRENT OUTLOOK


OPPORTUNITIES

o The market appears to be embracing a "Goldilocks" scenario for the economy. If the economy is weaker than current expectations, bonds will likely rally.

o With strong outperformance by high-yield-related securities, odds favor a reversal in which higher-quality credits would outperform in 2007.

THREATS

o The market believes the Fed will cut interest rates in 2007. If this fails to materialize, bonds will likely sell off.

o A stronger-than-expected global economy could pose a threat to long-dated municipals.

---------------------------------------------------------------------------
TAX FREE FUNDS
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS                                   December 31, 2006
 (BASED ON TOTAL MUNICIPAL BONDS)
---------------------------------------------------------------------------

                [Near-Term Tax Free Fund Pie Chart]

 AAA     56.03%
 AA      33.27%
 A        5.77%
 BBB      4.93%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 TAX FREE FUND
 MUNICIPAL BOND RATINGS                                   December 31, 2006
 (BASED ON TOTAL MUNICIPAL BONDS)
---------------------------------------------------------------------------

                     [Tax Free Fund Pie Chart]

 AAA     53.29%
 AA      21.57%
 A       20.82%
 BBB      4.32%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE GRAPH

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------

          [All American Equity Fund Graph]

                   All American         S&P
        Date       Equity Fund       500 Index

      12/31/96     $ 10,000.00      $ 10,000.00
      01/31/97       10,686.35        10,624.75
      02/28/97       10,697.85        10,708.03
      03/31/97       10,285.28        10,268.05
      04/30/97       10,985.58        10,881.04
      05/30/97       11,605.09        11,543.51
      06/30/97       12,093.38        12,060.69
      07/31/97       12,834.26        13,020.33
      08/29/97       12,174.41        12,290.90
      09/30/97       12,730.46        12,964.03
      10/31/97       12,339.65        12,531.07
      11/28/97       12,827.19        13,111.17
      12/31/97       13,030.34        13,336.34
      01/30/98       13,285.99        13,483.84
      02/27/98       14,115.87        14,456.37
      03/31/98       14,769.55        15,196.66
      04/30/98       14,994.29        15,349.55
      05/29/98       14,777.44        15,085.72
      06/30/98       15,396.06        15,698.49
      07/31/98       15,348.44        15,531.32
      08/31/98       13,336.64        13,285.84
      09/30/98       14,184.61        14,136.95
      10/30/98       15,079.60        15,286.87
      11/30/98       16,022.32        16,213.37
      12/31/98       16,788.35        17,147.67
      01/29/99       17,385.89        17,864.72
      02/26/99       16,862.02        17,309.50
      03/31/99       17,295.44        18,002.03
      04/30/99       17,722.29        18,699.17
      05/28/99       17,430.88        18,257.61
      06/30/99       18,396.21        19,270.87
      07/30/99       17,775.88        18,669.14
      08/31/99       17,545.83        18,576.78
      09/30/99       17,010.13        18,067.51
      10/29/99       18,034.69        19,210.84
      11/30/99       18,298.03        19,601.36
      12/31/99       19,241.11        20,755.80
      01/31/00       18,280.31        19,712.98
      02/29/00       17,887.63        19,339.82
      03/31/00       19,459.17        21,231.82
      04/28/00       18,978.34        20,593.04
      05/31/00       18,434.79        20,170.53
      06/30/00       18,897.22        20,667.80
      07/31/00       18,391.12        20,344.68
      08/31/00       19,612.46        21,608.37
      09/29/00       18,152.71        20,467.60
      10/31/00       17,491.85        20,381.06
      11/30/00       15,532.59        18,774.23
      12/31/00       15,622.24        18,866.12
      01/31/01       15,755.76        19,535.47
      02/28/01       13,838.36        17,754.19
      03/30/01       12,856.70        16,629.46
      04/30/01       14,043.97        17,921.74
      05/31/01       13,963.75        18,041.81
      06/30/01       13,613.45        17,602.70
      07/31/01       13,303.08        17,429.41
      08/31/01       12,302.40        16,338.30
      09/30/01       11,757.12        15,018.95
      10/31/01       11,896.32        15,305.34
      11/30/01       12,613.74        16,479.36
      12/31/01       12,645.86        16,623.72
      01/31/02       12,217.55        16,381.13
      02/28/02       11,917.73        16,065.22
      03/31/02       12,463.83        16,669.42
      04/30/02       11,842.78        15,658.78
      05/31/02       12,672.63        15,543.42
      06/30/02       11,350.22        14,436.27
      07/31/02        9,851.14        13,310.90
      08/31/02       10,033.17        13,398.29
      09/30/02        9,149.78        11,942.17
      10/31/02        9,604.86        12,993.28
      11/30/02        9,642.34        13,758.05
      12/31/02        9,283.63        12,949.80
      01/31/03        9,160.49        12,610.56
      02/28/03        9,010.58        12,421.35
      03/31/03        9,144.42        12,541.95
      04/30/03        9,835.08        13,575.03
      05/31/03       10,274.09        14,290.27
      06/30/03       10,252.68        14,472.56
      07/31/03       10,504.31        14,727.74
      08/31/03       10,863.02        15,014.96
      09/30/03       10,713.11        14,855.50
      10/31/03       11,516.19        15,695.88
      11/30/03       11,928.44        15,833.98
      12/31/03       12,190.78        16,664.38
      01/31/04       12,228.26        16,970.26
      02/29/04       12,388.88        17,206.14
      03/31/04       12,297.86        16,946.56
      04/30/04       11,607.21        16,680.53
      05/31/04       11,751.76        16,909.43
      06/30/04       12,062.29        17,238.23
      07/31/04       11,376.99        16,667.70
      08/31/04       11,350.22        16,735.12
      09/30/04       11,703.58        16,916.38
      10/31/04       11,880.26        17,174.81
      11/30/04       12,597.68        17,869.73
      12/31/04       12,806.48        18,477.81
      01/31/05       12,501.31        18,027.42
      02/28/05       12,956.39        18,406.79
      03/31/05       12,742.23        18,080.84
      04/30/05       12,303.21        17,737.92
      05/31/05       12,801.12        18,302.32
      06/30/05       13,100.94        18,328.30
      07/31/05       13,609.56        19,009.90
      08/31/05       13,577.44        18,836.45
      09/30/05       14,155.66        18,989.02
      10/31/05       13,727.35        18,672.46
      11/30/05       14,310.92        19,378.69
      12/31/05       14,326.88        19,385.43
      01/31/06       15,667.63        19,898.72
      02/28/06       15,049.24        19,952.71
      03/31/06       15,809.91        20,201.07
      04/30/06       16,149.21        20,472.33
      05/31/06       15,175.11        19,883.10
      06/30/06       15,098.49        19,910.06
      07/31/06       14,901.49        20,032.87
      08/31/06       14,994.52        20,509.52
      09/30/06       14,830.34        21,038.05
      10/31/06       15,372.12        21,723.60
      11/30/06       16,171.10        22,136.69
      12/31/06       15,889.56        22,447.22

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2006
---------------------------------------------------------------------------
                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund        5.24%     10.91%     4.67%     4.74%
  ----------------------------------------------------------------------
  S&P 500 Index                  12.74%     15.79%     6.19%     8.42%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to
  1.75% through November 1, 2007.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------



PERFORMANCE COMMENTARY

The fund finished the six-month period ending December 31, 2006, with a gain of 5.24 percent. The fund underperformed the S&P 500 Index, which returned 12.74 percent over the same time period. During the past six months, the overweighting in gold and energy stocks dragged the fund's performance down. However, for the long-term, we remain bullish on these asset classes.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers that affected the market during the six months include:

o The Federal Reserve gave pause to raising interest rates. The last move was made on June 29, 2006, and the rate remains at 5.25 percent.

o Crude-oil prices averaged $65.45 during the six-month period.
  Prices peaked in mid-July and the trend from there was mostly downward.

o The Democrats gained a majority in both houses of Congress, which could hurt some sectors over the next 12 months. President Bush's approval ratings hit new lows, due largely to the Iraq war.

o Equity markets were very volatile, but interest in emerging markets was generally strong.

Inflation as measured by core CPI was generally tame, ranging between 2.6 percent and 2.9 percent on a year-over-year basis. Evidence of a softening economy led some investors to predict a reduction in interest rates sometime in the next six months.

The unemployment rate stood at 4.3 percent at the end of December, down from 5.0 percent at the start of the six-month period.

INVESTMENT HIGHLIGHTS

STRENGTHS

o The telecom sector was the best-performing sector during the six months. Merger-and-acquisition activity and the rollout of new services that would help drive revenue were the primary drivers.

o Consumer discretion was the second best-performing sector, helped by lower crude oil prices.

o Railroad stocks also performed well. Loadings and shipments remained strong and the rail companies were able to pass on higher energy costs to their customers.

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------



o The fund was overweight in each of these sectors during the six-month period.

WEAKNESSES

o Energy was one of the weaker sectors, with crude prices falling during the time period. In addition, operating costs for many energy companies have been rising, which has squeezed margins.

o Gold was one of the weaker industries. The price of gold closed at $636.70 after reaching a high of $664.15 early in the time period.

o The agricultural products group was also an underperformer as interest in ethanol waned in light of the decline in oil prices during the period.

o The fund had a portfolio turnover rate of 156 percent for the six-month period. Our model of looking for momentum in revenue and earnings growth resulted in above-average turnover.

CURRENT OUTLOOK

OPPORTUNITIES

o The high level of private-equity fundraising could place a floor on equity valuations.

o A "Goldilocks economy" could propel the market higher as growth resumes with little inflation.

o The third year of a U.S. president's four-year term has historically been the strongest. President Bush began his third year of his current term in January.

o Less emphasis on revenue and earnings momentum, with an added criteria of return on equity, should reduce portfolio turnover going forward.

THREATS

o The outlook for the U.S. dollar remains a concern. Foreign investors have provided support for the domestic equity and bond markets. A weak dollar could be a headwind for continued purchases of U.S. Treasury debt and U.S. stocks.

o Trade tensions between the U.S. and China may mount with the Democrats in control of Congress.

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2006
---------------------------------------------------------------------------

   GOLDCORP, INC.                                           4.76%
     GOLD MINING
   ---------------------------------------------------------------
   CISCO SYSTEMS, INC.                                      3.30%
     NETWORKING PRODUCTS
   ---------------------------------------------------------------
   APPLE COMPUTER, INC.                                     2.84%
     COMPUTERS
   ---------------------------------------------------------------
   CHEVRON CORP.                                            2.30%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   MORGAN STANLEY                                           2.18%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   MICROSOFT CORP.                                          2.00%
     APPLICATIONS SOFTWARE
   ---------------------------------------------------------------
   AKAMAI TECHNOLOGIES, INC.                                1.90%
     INTERNET
   ---------------------------------------------------------------
   TERRA INDUSTRIES, INC.                                   1.87%
     CHEMICALS & ALLIED PRODUCTS
   ---------------------------------------------------------------
   WELLCARE HEALTH PLANS, INC.                              1.85%
     MEDICAL - HMO
   ---------------------------------------------------------------
   WALTER INDUSTRIES, INC.                                  1.81%
     DIVERSIFIED OPERATIONS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  24.81%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------


---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                       December 31, 2006
---------------------------------------------------------------------------

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         91.03%
   ---------------------------------------------------------------
     Canada                                                 5.52%
   ---------------------------------------------------------------
     Other Foreign                                          3.45%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the
     locale of company operations may be different.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                              December 31, 2006
---------------------------------------------------------------------------

                      [All American Pie Chart]

Information Technology         20.4%
Consumer Discretion            14.3%
Materials                      10.5%
Energy                         10.4%
Cash Equivalent                10.3%
Financial Services             10.1%
Health Care                     8.8%
Industrials                     8.2%
Other                           7.0%

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks capital appreciation by focusing on the economic growth in the greater China region, which includes China, Hong Kong, Singapore, Korea, Taiwan and other Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE GRAPH

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

    [China Region Opportunity Fund Graph]

                               Morgan Stanley
                 China Region  Capital Far East
                 Opportunity       Free ex
     Date           Fund         Japan Index

   12/31/96      $10,000.00     $10,000.00
   01/31/97        9,973.47      10,132.07
   02/28/97       10,251.99      10,159.79
   03/31/97       10,106.10       9,579.55
   04/30/97       10,702.92       9,321.02
   05/30/97       11,259.95       9,774.20
   06/30/97       11,405.84      10,019.14
   07/31/97       12,254.64      10,049.00
   08/29/97       12,400.53       8,184.43
   09/30/97       11,697.61       8,111.35
   10/31/97        8,885.94       6,119.01
   11/28/97        8,023.87       5,720.11
   12/31/97        7,754.64       5,451.67
   01/30/98        6,056.64       4,981.35
   02/27/98        7,741.27       6,114.28
   03/31/98        7,741.27       5,953.78
   04/30/98        7,112.88       5,329.47
   05/29/98        6,310.67       4,489.63
   06/30/98        5,468.36       3,988.10
   07/31/98        4,626.05       3,867.29
   08/31/98        3,810.47       3,258.81
   09/30/98        4,626.05       3,601.74
   10/30/98        5,254.44       4,577.75
   11/30/98        5,414.88       4,986.40
   12/31/98        5,174.22       5,048.92
   01/29/99        4,527.44       4,876.65
   02/26/99        4,500.49       4,781.90
   03/31/99        4,985.57       5,302.20
   04/30/99        6,023.11       6,519.83
   05/28/99        5,874.89       6,217.98
   06/30/99        7,518.79       7,285.84
   07/30/99        7,141.50       6,994.05
   08/31/99        7,181.92       7,101.21
   09/30/99        6,804.64       6,526.49
   10/29/99        6,737.26       6,833.70
   11/30/99        7,464.89       7,509.20
   12/31/99        8,057.77       8,048.02
   01/31/00        8,098.19       7,864.66
   02/29/00        8,637.17       7,442.24
   03/31/00        8,974.03       7,775.83
   04/28/00        8,057.77       7,133.56
   05/31/00        7,626.58       6,544.55
   06/30/00        8,232.94       6,840.19
   07/31/00        8,273.36       6,585.57
   08/31/00        8,098.19       6,496.38
   09/29/00        7,424.46       5,737.93
   10/31/00        6,764.21       5,283.57
   11/30/00        6,400.40       5,014.24
   12/31/00        6,536.49       4,999.73
   01/31/01        6,809.41       5,668.43
   02/28/01        6,468.26       5,390.42
   03/30/01        6,413.68       4,799.99
   04/30/01        6,672.95       4,807.23
   05/31/01        6,891.29       4,760.16
   06/30/01        6,713.89       4,652.00
   07/31/01        6,154.40       4,466.45
   08/31/01        5,676.79       4,386.00
   09/30/01        5,035.42       3,682.59
   10/31/01        5,226.46       3,866.83
   11/30/01        5,594.91       4,393.58
   12/31/01        5,676.79       4,790.43
   01/31/02        5,813.25       4,983.38
   02/28/02        5,745.02       4,991.15
   03/31/02        6,031.59       5,343.83
   04/30/02        6,195.34       5,407.04
   05/31/02        6,181.69       5,282.96
   06/30/02        5,977.00       4,992.03
   07/31/02        5,581.26       4,799.36
   08/31/02        5,376.57       4,684.98
   09/30/02        4,926.25       4,144.19
   10/31/02        4,967.19       4,364.33
   11/30/02        5,199.17       4,578.50
   12/31/02        4,980.83       4,261.10
   01/31/03        5,130.94       4,311.36
   02/28/03        5,130.94       4,099.72
   03/31/03        4,912.60       3,903.20
   04/30/03        4,939.90       4,026.84
   05/31/03        5,499.39       4,355.29
   06/30/03        5,690.43       4,600.76
   07/31/03        6,222.63       4,984.30
   08/31/03        6,700.25       5,336.20
   09/30/03        6,918.58       5,349.17
   10/31/03        8,105.80       5,798.50
   11/30/03        8,337.78       5,705.75
   12/31/03        9,022.01       5,998.46
   01/31/04        9,077.02       6,386.05
   02/29/04        9,585.89       6,615.61
   03/31/04        9,269.57       6,466.03
   04/30/04        8,334.36       6,074.13
   05/31/04        8,293.10       5,907.25
   06/30/04        8,059.30       5,839.68
   07/31/04        7,976.78       5,664.92
   08/31/04        8,045.54       5,941.15
   09/30/04        8,595.67       6,133.17
   10/31/04        8,609.42       6,155.40
   11/30/04        9,159.54       6,677.45
   12/31/04        9,401.83       6,852.20
   01/31/05        9,092.19       6,891.77
   02/28/05        9,922.59       7,277.06
   03/31/05        9,612.95       6,921.82
   04/30/05        9,444.05       6,834.02
   05/31/05        9,317.38       6,963.90
   06/30/05        9,669.25       7,107.53
   07/31/05       10,021.11       7,542.74
   08/31/05        9,964.81       7,268.14
   09/30/05       10,513.72       7,616.87
   10/31/05        9,880.36       7,135.12
   11/30/05       10,330.75       7,636.57
   12/31/05       11,158.11       8,075.98
   01/31/06       12,327.33       8,639.52
   02/28/06       12,182.98       8,607.61
   03/31/06       13,034.64       8,687.03
   04/30/06       13,915.16       9,291.69
   05/31/06       12,991.33       8,630.45
   06/30/06       12,572.72       8,558.61
   07/31/06       12,442.81       8,539.14
   08/31/06       12,558.29       8,749.34
   09/30/06       12,774.81       8,990.69
   10/31/06       13,193.42       9,220.32
   11/30/06       14,189.42       9,945.08
   12/31/06       15,379.14      10,375.16

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2006
---------------------------------------------------------------------------
                                Six Month  One Year  Five Year   Ten Year
  China Region Opportunity
    Fund                         22.32%     37.83%    22.04%      4.40%
  -----------------------------------------------------------------------
  Hang Seng Composite Index      29.80%     47.87%    19.93%       n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far
    East Free ex Japan Index*    21.22%     28.47%    16.72%      0.37%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.
  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of
  Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital
  Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The returns for the indexes reflect no deduction for fees, expenses or taxes.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------



PERFORMANCE COMMENTARY

For the six-month period ending December 31, 2006, the China Region Opportunity Fund had a total return of 22.32 percent. The fund underperformed its benchmark, the Hang Seng Composite Index (HSCI), which posted a total return of 29.80 percent. The Hang Seng H-share Index (HSCEI)(1) was the best-performing market during the period with a 53.02 percent gain, while the South Korean market was the worst with an advance of 13.13 percent.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers for the period include:

o China's economy re-accelerated, which drove strong demand for China-related stocks.

o China's foreign-exchange reserves surpassed $1 trillion, and exports showed little sign of slowing down.

o The Democratic Party regained control of Congress, which could raise anti-China rhetoric within the U.S. government.

o China wants its companies to list shares on the domestic A-share market that currently has shares available only in Hong Kong and New York.

The China-related stocks were far and away the best performers during the time period. The re-acceleration of the economy, along with the government's urging for a listing of shares on the A-share market, drove much of the interest.

Hong Kong performed well, primarily due to the price movement in China related stocks. The HSCEI,(1) or H-share index, outperformed the broader HSCI index during the time period.

South Korea ended 2006 as the weakest performer in Asia. Revenue and earnings estimates proved to be too lofty at the start of the year and were adjusted lower throughout the year.

Taiwan also underperformed, as its technology-related sectors lagged the markets overall. Taiwanese companies doing work in mainland
China, including construction firms and cement makers, performed very well during the time period.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The fund benefited from its exposure to China's B-share market, which was among the best-performing markets during the time period.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------



o The fund owned two of the top-performing stocks in the telecom sector, which was the best-performing sector in the HSCI.

o The fund was underweight the industrial goods sector, which was the worst-performing sector in the HSCI.


WEAKNESSES

o The fund had little exposure to the Chinese bank stocks that started trading in 2006. Concerns over valuations and the level of bad loans did not stop the meteoric rise in these stocks.

o Some smaller Canadian resource-related stocks were hurt during the period. Investors turned away from resource stocks, driving prices down at the same time that operating costs were rising.

o The fund had a portfolio turnover rate of 103 percent for the six-month period. Government policy changes as well as changes in economic data impact the relative attractiveness of countries in the region. The fund will shift assets from one country to another as conditions warrant. This can result in high turnover.

CURRENT OUTLOOK

OPPORTUNITIES

o The long-term growth outlook remains intact. With the re-acceleration of the economy, it appears that China is still growing at a more rapid pace than any other country, with the possible exception of India.

o Despite the scandals plaguing Taiwan's president, relations between the mainland and Taiwan appear to be improving.

o Turnover is expected to be lower going forward as the added criteria of return on equity should identify longer-term investment vehicles.

THREATS

o With the Democrats controlling both houses of Congress, anti-China rhetoric could pick up, as little progress has been made in addressing the growing trade deficit between the two countries.

o China's government could take additional measures intended to cool down the economy.

o Kim Jong Il will be a threat as long as he remains the leader of North Korea, given his ongoing pursuit of nuclear weapons and inflammatory rhetoric.

(1) The Hang Seng China Enterprises Index is a capitalization-weighted index comprised of state-owned Chinese companies (H-Shares) listed on the Hong Kong Stock Exchange and included in the Hang Seng Mainland Composite Index.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2006
---------------------------------------------------------------------------

   CHINA LIFE INSURANCE CO., LTD.                           4.50%
     INSURANCE
   ---------------------------------------------------------------
   CHINA OVERSEAS LAND & INVESTMENT LTD.                    4.13%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   CHINA MOBILE LTD.                                        3.34%
     CELLULAR TELECOMMUNICATIONS
   ---------------------------------------------------------------
   ESPRIT HOLDINGS LTD.                                     3.33%
     DISTRIBUTION/WHOLESALE
   ---------------------------------------------------------------
   PETROCHINA CO., LTD.                                     3.10%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   LEE & MAN PAPER MANUFACTURING LTD.                       2.71%
     PAPER PRODUCTS
   ---------------------------------------------------------------
   HONG KONG EXCHANGES & CLEARING LTD.                      2.55%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   CHINA PETROLEUM & CHEMICAL CORP.                         2.45%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   PING AN INSURANCE CO. OF CHINA LTD.                      2.43%
     INSURANCE
   ---------------------------------------------------------------
   HON HAI PRECISION INDUSTRY CO., LTD.                     2.12%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  30.66%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                       December 31, 2006
---------------------------------------------------------------------------

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Hong Kong                                             39.37%
   ---------------------------------------------------------------
     People's Republic of China                            34.56%
   ---------------------------------------------------------------
     United States                                          9.78%
   ---------------------------------------------------------------
     Canada                                                 5.92%
   ---------------------------------------------------------------
     Taiwan                                                 5.24%
   ---------------------------------------------------------------
     Korea, Republic Of                                     3.53%
   ---------------------------------------------------------------
     Other Foreign                                          1.60%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and not
     intended to conform to the China region definition in the
     prospectus.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                             December 31, 2006
---------------------------------------------------------------------------

[China Region Opportunity Pie Chart]


Financials                 24.2%
Materials                  13.6%
Consumer Discretion        13.6%
Information Technology     13.0%
Energy                      9.0%
Industrials                 6.6%
Telecommunications          5.9%
Cash Equivalent             4.9%
Other                       9.2%

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production, transportation, and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE GRAPH

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------


                        [Global Resources Fund Graph]


                        Global         S&P 500         S&P Energy &
           Date      Resources Fund     Index        Materials Index

         12/31/96     $ 10,000.00   $ 10,000.00       $ 10,000.00
         01/31/97       10,367.23     10,624.75         10,424.05
         02/28/97        9,802.26     10,708.03         10,211.03
         03/31/97        9,731.64     10,268.05         10,432.70
         04/30/97        9,477.40     10,881.04         10,584.71
         05/30/97       10,381.36     11,543.51         11,326.10
         06/30/97       10,353.11     12,060.69         11,734.89
         07/31/97       11,228.81     13,020.33         12,594.10
         08/29/97       11,850.28     12,290.90         12,161.02
         09/30/97       12,895.48     12,964.03         12,779.94
         10/31/97       12,217.51     12,531.07         12,207.61
         11/28/97       10,254.24     13,111.17         12,102.28
         12/31/97        9,724.58     13,336.34         12,025.11
         01/30/98        8,569.99     13,483.84         11,544.21
         02/27/98        8,765.13     14,456.37         12,315.63
         03/31/98        8,748.87     15,196.66         12,882.60
         04/30/98        8,521.20     15,349.55         13,344.86
         05/29/98        7,756.89     15,085.72         12,943.96
         06/30/98        7,269.04     15,698.49         12,674.91
         07/31/98        6,699.88     15,531.32         11,851.71
         08/31/98        5,626.59     13,285.84         10,457.58
         09/30/98        6,228.28     14,136.95         11,680.10
         10/30/98        6,455.95     15,286.87         11,898.42
         11/30/98        6,277.07     16,213.37         12,088.40
         12/31/98        5,978.97     17,147.67         11,868.82
         01/29/99        5,683.50     17,864.72         11,180.19
         02/26/99        5,631.35     17,309.50         11,177.45
         03/31/99        6,187.54     18,002.03         12,408.71
         04/30/99        7,213.00     18,699.17         14,567.40
         05/28/99        6,865.39     18,257.61         13,998.26
         06/30/99        6,969.67     19,270.87         14,301.03
         07/30/99        6,987.05     18,669.14         14,359.64
         08/31/99        6,900.15     18,576.78         14,366.27
         09/30/99        6,656.82     18,067.51         13,835.48
         10/29/99        6,517.77     19,210.84         13,787.90
         11/30/99        6,535.15     19,601.36         13,912.34
         12/31/99        6,848.00     20,755.80         14,391.54
         01/31/00        6,622.06     19,712.98         13,717.72
         02/29/00        6,257.06     19,339.82         12,765.62
         03/31/00        6,934.91     21,231.82         14,083.80
         04/28/00        6,830.62     20,593.04         13,816.78
         05/31/00        7,178.24     20,170.53         14,659.40
         06/30/00        6,743.72     20,667.80         13,724.75
         07/31/00        6,622.06     20,344.68         13,531.60
         08/31/00        7,352.05     21,608.37         14,335.33
         09/29/00        7,334.67     20,467.60         14,234.07
         10/31/00        7,056.57     20,381.06         14,444.60
         11/30/00        6,708.96     18,774.23         14,059.21
         12/31/00        7,578.00     18,866.12         15,250.86
         01/31/01        7,334.67     19,535.47         14,812.83
         02/28/01        7,213.00     17,754.19         14,677.48
         03/30/01        7,108.72     16,629.46         14,325.02
         04/30/01        7,751.80     17,921.74         15,799.43
         05/31/01        7,664.90     18,041.81         16,066.09
         06/30/01        6,969.67     17,602.70         15,104.70
         07/31/01        6,691.58     17,429.41         14,937.44
         08/31/01        6,448.25     16,338.30         14,551.98
         09/30/01        6,031.11     15,018.95         13,379.39
         10/31/01        6,430.87     15,305.34         13,776.96
         11/30/01        6,483.01     16,479.36         13,904.88
         12/31/01        6,552.53     16,623.72         14,325.80
         01/31/02        6,569.91     16,381.13         14,217.60
         02/28/02        6,934.91     16,065.22         14,881.40
         03/31/02        7,578.00     16,669.42         15,730.30
         04/30/02        8,047.27     15,658.78         14,943.89
         05/31/02        9,681.06     15,543.42         15,245.04
         06/30/02        8,568.70     14,436.27         15,125.66
         07/31/02        6,656.82     13,310.90         13,271.14
         08/31/02        6,987.05     13,398.29         13,263.54
         09/30/02        6,848.00     11,942.17         11,953.26
         10/31/02        6,396.11     12,993.28         12,380.86
         11/30/02        6,639.44     13,758.05         13,150.36
         12/31/02        7,717.90     12,949.80         12,987.12
         01/31/03        8,161.46     12,610.56         12,559.99
         02/28/03        8,321.14     12,421.35         12,647.60
         03/31/03        8,037.27     12,541.95         12,761.16
         04/30/03        8,019.52     13,575.03         13,081.17
         05/31/03        8,959.87     14,290.27         13,994.73
         06/30/03        9,119.55     14,472.56         13,930.69
         07/31/03        9,563.10     14,727.74         14,023.03
         08/31/03       10,769.58     15,014.96         14,765.42
         09/30/03       11,337.33     14,855.50         14,311.07
         10/31/03       13,218.02     15,695.88         14,793.26
         11/30/03       14,264.82     15,833.98         14,936.24
         12/31/03       15,401.92     16,664.38         16,841.51
         01/31/04       15,077.67     16,970.26         16,749.66
         02/29/04       15,870.28     17,206.14         17,537.19
         03/31/04       16,284.60     16,946.56         17,359.83
         04/30/04       14,699.37     16,680.53         17,315.63
         05/31/04       14,717.39     16,909.43         17,512.87
         06/30/04       15,113.70     17,238.23         18,417.80
         07/31/04       15,185.75     16,667.70         18,735.08
         08/31/04       15,221.78     16,735.12         18,712.59
         09/30/04       17,401.47     16,916.38         20,032.58
         10/31/04       17,923.87     17,174.81         20,082.34
         11/30/04       20,175.61     17,869.73         21,412.74
         12/31/04       20,086.02     18,477.81         21,207.25
         01/31/05       20,219.80     18,027.42         21,416.62
         02/28/05       24,233.18     18,406.79         24,724.20
         03/31/05       23,946.51     18,080.84         23,906.13
         04/30/05       22,111.82     17,737.92         22,516.34
         05/31/05       22,360.27     18,302.32         22,736.69
         06/30/05       24,214.07     18,328.30         23,541.25
         07/31/05       25,819.42     19,009.90         24,873.06
         08/31/05       27,539.44     18,836.45         25,516.98
         09/30/05       29,851.91     18,989.02         26,657.04
         10/31/05       27,271.88     18,672.46         24,954.45
         11/30/05       28,227.45     19,378.69         25,812.17
         12/31/05       29,922.46     19,385.43         26,138.01
         01/31/06       34,801.35     19,898.72         29,044.04
         02/28/06       32,644.59     19,952.71         27,305.75
         03/31/06       35,115.44     20,201.07         28,419.17
         04/30/06       38,486.69     20,472.33         29,743.21
         05/31/06       36,141.47     19,883.10         28,795.29
         06/30/06       36,057.72     19,910.06         29,230.53
         07/31/06       36,246.17     20,032.87         29,955.17
         08/31/06       35,890.20     20,509.52         29,435.18
         09/30/06       32,560.83     21,038.05         28,869.85
         10/31/06       34,675.71     21,723.60         30,313.17
         11/30/06       37,104.69     22,136.69         32,488.56
         12/31/06       36,560.92     22,447.22         32,138.66

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2006
---------------------------------------------------------------------------
                                Six Month  One Year  Five Year   Ten Year
  Global Resources Fund           1.40%     22.19%    41.01%      13.83%
  -----------------------------------------------------------------------
  S&P 500 Index                  12.74%     15.79%     6.19%       8.42%
  -----------------------------------------------------------------------
  S&P Energy and Materials
    Index                         9.95%     22.96%    17.53%      12.38%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and
  Materials Index is a combination of the S&P Energy Index and the S&P
  Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights. The returns for the indexes reflect no deduction for fees, expenses or taxes.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



PERFORMANCE COMMENTARY

For the six-month period ending December 31, 2006, the Global Resources Fund returned 1.40 percent. The fund underperformed the Goldman Sachs Natural Resources Equity Index,(1) which posted a gain of 2.63 percent. Looking at the broader market, the S&P 500 Index returned 12.74 percent and the Nasdaq Composite Index(2) increased by 11.59 percent in the last six months of the year.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers over the past six months included:

o Another period of above-average global economic growth, particularly in emerging economies such as China and India, supported robust demand for commodities. This resulted in record nominal prices for many commodities, among them crude oil, copper, nickel and zinc.

o An acceleration in commodities investments by pension funds and hedge funds appears to have eased over the past six months. Such investments, however, remain relatively healthy as investors seek portfolio diversification and a hedge against the inflationary effects of a depreciating U.S. dollar.

o The inability of OPEC and non-OPEC crude-oil producers to increase global spare production capacity continues to magnify the geopolitical tensions in exporting countries that has supported crude oil prices at about historical average prices.

o Populist elections in Latin America and labor strife in the mining industry have threatened or delayed new projects, contributing to already tight supplies. Recent announcements of plans to nationalize mineral assets in several commodity-exporting countries have also raised the geopolitical risk premium and could have long-term adverse effects on new supply.

Global economic growth over the past six months proved quite sanguine. In September, the International Monetary Fund raised its forecast for 2006 global GDP growth to 5.1 percent, a quarter-point higher than projected in April and above the 4.9 percent growth posted in 2005. Developing Asia continues to lead the globe with expected GDP growth of 8.7 percent in 2006 and 8.6 percent in 2007.

The U.S. economy slid to a GDP growth rate of 2.0 percent in the third quarter of 2006, the lowest growth rate in more than three years. This was largely due to tighter monetary policy by the Federal Reserve and a sharp decline in the housing sector. Conflicting data points have kept the market guessing on the Fed's next interest-rate move. Unemployment has been

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



relatively low and core inflation has been running at the high end of the Fed's stated comfort range, but there has also been weaker GDP growth and signs of a softening manufacturing sector.

The Democratic Party gained control of Congress for the first time since 1994 in November's mid-term elections. Donald Rumsfeld subsequently resigned his post as defense secretary as part of President Bush's search for a new strategy for the war in Iraq, which enters its fifth year in March 2007.

Prime Minister Thaksin Shinawatra of Thailand was removed in a bloodless military-led coup in September. The coup, Thailand's first in fifteen years, followed a year-long political crisis involving
Thaksin and political opponents.

The Global Resources Fund has a significant portion of its assets invested in companies domiciled in Canada. Canadian economic growth slowed through 2006 from a pace of 3.3 percent at the beginning of the year to 1.8 percent by October after the Bank of Canada raised its overnight lending rate by a quarter-point four times in the first five months of the year to 4.25 percent. The S&P/TSX Metals & Mining Index(3) returned 26.91 percent in the second half of 2006, largely due to strong gains in the basic materials sector.

INVESTMENT HIGHLIGHTS

STRENGTHS

o The fund's exposure to mining stocks enhanced performance in the second half of 2006. The S&P/TSX Metals & Mining Index gained
  26.91 percent during the period as inventories for nickel and zinc tightened significantly, driving prices for the two metals to record levels respectively of $34,750 and $3,743 per metric ton.

o Uranium equities contributed to fund performance. Spot prices for the metal gained nearly 60 percent in the last six months of the year to a record $72 per pound.

o Despite extreme volatility in the crude-oil market in the last six months, energy stocks performed well. The S&P 500 Energy Index posted a return of 9.23 percent.

o Natural gas gained 3.19 percent in the second half of 2006. The
  AMEX Natural Gas Index(4) gained 6.35 percent in the same period.

WEAKNESSES

o The fund's positive return during the period was negatively offset by a 15-percent decline in Canadian oil and gas royalty trusts following the

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



  government's announcement that it will tax existing trusts as regular corporations in 2011.

o Crude-oil prices declined 17 percent by the end of the year to $61.05 a barrel due to warmer-than-normal temperatures in the northeast U.S., softer demand in Asia and expectations for strong non-OPEC supply growth in 2007.

o Copper prices fell more than 13 percent on the London Metals Exchange as stockpiles built in response to inventory destocking in China and the resolution of several labor strikes and outages that had constrained supply.

o The fund's exposure to securities denominated in the Canadian dollar adversely affected performance as the Canadian dollar weakened by 4.4 percent against the U.S. dollar.

CURRENT OUTLOOK

OPPORTUNITIES

o According to the Ministry of Land and Resources, China will increase its purchases of commodities for strategic stockpiling by using a portion of the country's massive $1 trillion foreign currency reserves.

o Canadian natural-gas volumes available for export to the U.S.
  could drop by as much as 1 billion cubic feet a day, according to recent reports. This would tighten available supply and possibly strengthen prices.

o Crude-oil demand growth may reaccelerate given the 20-percent price decline from this summer's record closing price of $77 a barrel.

o Uranium prices may climb higher in 2007 due to flood damage at Cameco Corp.'s(5) large Cigar Lake project, which was expected to be a major source of new supply over the next few years.

o Agricultural commodities may see further strength in the next 12 to 18 months. According to the U.S. Department of Agriculture, world wheat stocks are at their lowest level in 25 years.
  Additionally, corn prices are expected to remain strong based on growing demand for ethanol.

THREATS

o U.S. housing starts and building permits, a sign of future construction and a leading indicator of economic growth, dropped in the second half of 2006 to the lowest levels in four years.

o Urban fixed-asset investment growth in China (a major driver for commodities in recent years) slowed to 24 percent in 2006 versus
  25.7 percent from a year ago.

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



o The movement towards populist or left-leaning governments in Latin America has discouraged foreign investment into countries such as Venezuela and Bolivia due to the threat of nationalization. This could ultimately spread to other countries in the region, given the strong profits that mining and energy companies are currently receiving.

(1)The Goldman Sachs Natural Resource Equity Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

(2)The Nasdaq Composite Index is a capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

(3)The S&P/TSX Metals & Mining Index is a modified capitalization-weighted index, whose equity weights are capped 25 percent and index constituents are derived from a subset stock pool of S&P/TSX Composite Index stocks.

(4)The AMEX Natural Gas Index is an equal-dollar weighted index designed to measure the performance of highly capitalized companies in the natural gas industry primarily involved in natural gas exploration and production, natural gas transmission or natural gas distribution.

(5)This security comprised 0.93% of the fund's total net assets as of December 31, 2006.

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS       December 31, 2006
---------------------------------------------------------------------------

   PETROLEO BRASILEIRO S.A.                                 2.87%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   NOBLE CORP.                                              2.62%
     OIL & GAS DRILLING
   ---------------------------------------------------------------
   PETROCHINA CO., LTD.                                     2.61%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   MARATHON OIL CORP.                                       2.60%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SCHLUMBERGER LTD.                                        2.51%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   MCDERMOTT INTERNATIONAL, INC.                            2.50%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   WHITE NILE LTD.                                          2.38%
     OIL & GAS EXPLORATION & PRODUCTION - JUNIOR
   ---------------------------------------------------------------
   SUNCOR ENERGY, INC.                                      2.38%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           2.27%
     GOLD MINING
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     1.97%
     SILVER MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  24.71%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                       December 31, 2006
---------------------------------------------------------------------------

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                47.07%
   ---------------------------------------------------------------
     United States                                         31.40%
   ---------------------------------------------------------------
     United Kingdom                                         4.89%
   ---------------------------------------------------------------
     Brazil                                                 3.74%
   ---------------------------------------------------------------
     Australia                                              2.61%
   ---------------------------------------------------------------
     People's Republic of China                             2.61%
   ---------------------------------------------------------------
     Russia                                                 1.86%
   ---------------------------------------------------------------
     Norway                                                 1.37%
   ---------------------------------------------------------------
     Bermuda                                                1.20%
   ---------------------------------------------------------------
     Other Foreign                                          3.25%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the
     locale of company operations may be different.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                              December 31, 2006
---------------------------------------------------------------------------

                   [Global Resources Fund Pie Chart]

Oil & Gas Exploration & Production                  17.1%
Oil & Gas - Integrated                              15.0%
Oil & Gas Equipment & Services                      11.1%
Oil & Gas Royalty Trusts                             5.8%
Oil & Gas Drilling                                   5.5%
Metals & Mining                                     19.7%
Gold                                                15.2%
General Basic Materials                              0.9%
Other Sectors                                        4.8%
Cash Equivalent                                      4.9%

---------------------------------------------------------------------------
    Energy:
      Oil & Gas Exploration & Production           17.1%
      Oil & Gas - Integrated (includes             15.0%
        Refining and Marketing)
      Oil & Gas Equipment & Services               11.1%
      Oil & Gas Royalty Trusts                      5.8%
      Oil & Gas Drilling                            5.5%
    Total Energy                                               54.5%
    Basic Materials:
      Metals & Mining (includes Copper,            19.7%
        Platinum Group Metals, Zinc, Nickel
        and Coal)
      Gold (includes Gold Mining, Silver           15.2%
        Mining and Gold & Copper Mining)
      General Basic Materials                       0.9%
    Total Basic Materials                                      35.8%
    Other Sectors                                               4.8%
    Cash Equivalent                                             4.9%
                                                              -----
    Total Investments                                         100.0%
                                                              =====
---------------------------------------------------------------------------
32

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals Fund and Gold Shares Fund pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on equity securities of companies involved in more established gold operations. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration for, mining and processing of precious minerals such as gold, silver, platinum and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE GRAPHS

-----------------------------------------------------------------------
 WORLD PRECIOUS MINERALS FUND
-----------------------------------------------------------------------

                  [World Precious Minerals Fund Graph]

                    World Precious      S&P 500           AMEX Gold
         Date       Minerals Fund        Index            BUGS Index*

       12/31/96      $10,000.00        $10,000.00         $10,000.00
       01/31/97        9,441.54         10,624.75           9,667.50
       02/28/97       10,401.88         10,708.03          11,152.18
       07/31/98        4,845.68         15,531.32           5,080.12
       08/31/98        3,788.82         13,285.84           3,811.72
       09/30/98        5,231.43         14,136.95           5,590.10
       10/30/98        5,162.73         15,286.87           5,240.15
       11/30/98        4,819.26         16,213.37           4,903.93
       12/31/98        4,962.99         17,147.67           4,245.40
       01/29/99        4,751.35         17,864.72           4,223.81
       02/26/99        4,650.82         17,309.50           4,176.74
       03/31/99        4,555.58         18,002.03           4,023.38
       04/30/99        5,100.55         18,699.17           4,867.41
       05/28/99        4,169.33         18,257.61           4,143.67
       06/30/99        4,121.71         19,270.87           4,401.86
       07/30/99        3,888.91         18,669.14           4,220.49
       08/31/99        4,052.93         18,576.78           4,445.38
       09/30/99        5,105.85         18,067.51           5,452.43
       10/29/99        4,582.03         19,210.84           5,019.49
       11/30/99        4,380.97         19,601.36           4,741.99
       12/31/99        4,333.35         20,755.80           4,668.83
       01/31/00        3,846.58         19,712.98           4,151.68
       02/29/00        3,910.07         19,339.82           4,241.79
       03/31/00        3,613.77         21,231.82           3,927.98
       04/28/00        3,433.88         20,593.04           3,720.31
       05/31/00        3,328.06         20,170.53           3,605.30
       06/30/00        3,402.13         20,667.80           3,683.99
       07/31/00        3,042.34         20,344.68           3,133.16
       08/31/00        3,164.04         21,608.37           3,203.14
       09/29/00        2,841.28         20,467.60           2,955.14
       10/31/00        2,539.70         20,381.06           2,442.38
       11/30/00        2,513.24         18,774.23           2,668.57
       12/31/00        2,683.08         18,866.12           2,595.50
       01/31/01        2,656.52         19,535.47           3,021.22
       02/28/01        2,651.20         17,754.19           3,488.91
       03/30/01        2,475.87         16,629.46           3,152.53
       04/30/01        2,709.65         17,921.74           3,557.06
       05/31/01        2,815.91         18,041.81           3,976.37
       06/30/01        2,805.28         17,602.70           4,017.52
       07/31/01        2,645.89         17,429.41           3,857.00
       08/31/01        2,683.08         16,338.30           4,184.88
       09/30/01        2,837.16         15,018.95           4,559.31
       10/31/01        2,799.97         15,305.34           4,311.63
       11/30/01        2,784.03         16,479.36           4,070.20
       12/31/01        2,884.98         16,623.72           4,150.34
       01/31/02        3,389.72         16,381.13           4,841.64
       02/28/02        3,713.81         16,065.22           5,490.28
       03/31/02        4,319.50         16,669.42           6,297.66
       04/30/02        4,771.10         15,658.78           6,852.85
       05/31/02        6,715.67         15,543.42           9,014.96
       06/30/02        5,541.49         14,436.27           8,096.19
       07/31/02        3,984.78         13,310.90           6,846.75
       08/31/02        4,537.33         13,398.29           8,225.76
       09/30/02        4,569.21         11,942.17           8,057.80
       10/31/02        3,963.52         12,993.28           7,088.48
       11/30/02        4,006.03         13,758.05           7,417.35
       12/31/02        5,291.58         12,949.80           9,291.15
       01/31/03        5,493.42         12,610.56           9,225.20
       02/28/03        5,291.58         12,421.35           8,476.34
       03/31/03        4,986.09         12,541.95           7,938.31
       04/30/03        4,855.16         13,575.03           8,009.67
       05/31/03        5,209.75         14,290.27           9,094.49
       06/30/03        5,318.86         14,472.56           9,606.51
       07/31/03        5,662.54         14,727.74          10,547.99
       08/31/03        6,639.02         15,014.96          12,479.48
       09/30/03        7,151.82         14,855.50          12,586.19
       10/31/03        8,750.20         15,695.88          13,933.10
       11/30/03       10,195.84         15,833.98          16,013.14
       12/31/03       10,196.78         16,664.38          15,666.64
       01/31/04        9,462.32         16,970.26          13,918.55
       02/29/04        9,878.52         17,206.14          14,521.07
       03/31/04       10,741.51         16,946.56          15,245.09
       04/30/04        8,397.35         16,680.53          11,562.05
       05/31/04        8,672.78         16,909.43          12,934.42
       06/30/04        8,372.87         17,238.23          12,224.23
       07/31/04        7,968.92         16,667.70          12,045.58
       08/31/04        8,311.66         16,735.12          13,439.17
       09/30/04        9,596.97         16,916.38          15,000.83
       10/31/04        9,817.31         17,174.81          15,154.48
       11/30/04       10,735.39         17,869.73          15,377.56
       12/31/04       10,295.30         18,477.81          13,988.56
       01/31/05        9,760.40         18,027.42          13,104.64
       02/28/05       10,767.28         18,406.79          14,007.61
       03/31/05       10,263.84         18,080.84          13,157.73
       04/30/05        8,879.38         17,737.92          11,613.72
       05/31/05        8,847.92         18,302.32          12,124.74
       06/30/05        9,754.11         18,328.30          13,155.31
       07/31/05        9,810.74         19,009.90          12,851.88
       08/31/05       10,408.58         18,836.45          13,465.92
       09/30/05       11,881.13         18,989.02          16,051.24
       10/31/05       10,886.84         18,672.46          14,597.64
       11/30/05       11,975.53         19,378.69          15,952.75
       12/31/05       13,475.11         19,385.43          18,170.77
       01/31/06       16,671.47         19,898.72          22,481.53
       02/28/06       16,247.05         19,952.71          20,093.36
       03/31/06       18,568.06         20,201.07          22,115.18
       04/30/06       20,836.02         20,472.33          24,920.07
       05/31/06       19,184.79         19,883.10          21,961.41
       06/30/06       19,138.37         19,910.06          22,217.68
       07/31/06       19,509.73         20,032.87          21,705.58
       08/31/06       19,748.46         20,509.52          23,032.90
       09/30/06       17,759.03         21,038.05          19,871.63
       10/31/06       19,111.84         21,723.60          21,098.31
       11/30/06       21,094.64         22,136.69          23,527.46
       12/31/06       20,521.92         22,447.22          22,455.60

---------------------------------------------------------------------------
AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                         December 31, 2006
---------------------------------------------------------------------------

                                Six Month  One Year   Five Year   Ten Year
  World Precious Minerals Fund    7.23%     52.30%     48.02%      7.45%
  ------------------------------------------------------------------------
  S&P 500 Index                  12.74%     15.79%      6.19%      8.42%
  ------------------------------------------------------------------------
  AMEX Gold BUGS Index            1.07%     23.58%     40.19%      8.43%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining. The returns for the indexes reflect no deduction for fees, expenses or taxes.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 GOLD SHARES FUND
---------------------------------------------------------------------------

                       [Gold Shares Fund Graph]

                   Gold Shares       S&P 500    Philadelphia Stock Exchange
      Date            Fund            Index         Gold & Silver Index

    12/31/96       $10,000.00       $10,000.00          $10,000.00
    01/31/97         9,000.00        10,624.75            9,440.93
    02/28/97        10,285.71        10,708.03           10,498.98
    03/31/97         8,857.14        10,268.05            8,932.85
    04/30/97         8,142.86        10,881.04            8,055.16
    05/30/97         8,285.71        11,543.51            8,969.01
    06/30/97         6,885.71        12,060.69            8,226.55
    07/31/97         7,032.22        13,020.33            8,434.50
    08/29/97         7,105.47        12,290.90            8,523.42
    09/30/97         6,958.97        12,964.03            9,439.81
    10/31/97         5,420.67        12,531.07            7,581.11
    11/28/97         4,175.38        13,111.17            6,124.55
    12/31/97         4,263.28        13,336.34            6,417.59
    01/30/98         4,263.28        13,483.84            6,485.07
    02/27/98         3,889.31        14,456.37            6,530.69
    03/31/98         3,964.10        15,196.66            7,073.03
    04/30/98         4,188.49        15,349.55            7,617.59
    05/29/98         3,365.75        15,085.72            6,481.73
    06/30/98         2,834.71        15,698.49            6,223.65
    07/31/98         2,857.15        15,531.32            5,463.93
    08/31/98         2,198.96        13,285.84            4,250.77
    09/30/98         3,066.57        14,136.95            6,520.05
    10/30/98         2,999.26        15,286.87            6,560.33
    11/30/98         2,812.27        16,213.37            6,184.30
    12/31/98         2,857.15        17,147.67            5,663.66
    01/29/99         2,730.00        17,864.72            5,514.59
    02/26/99         2,670.16        17,309.50            5,280.83
    03/31/99         2,655.20        18,002.03            5,219.02
    04/30/99         2,954.38        18,699.17            6,419.90
    05/28/99         2,490.65        18,257.61            5,335.71
    06/30/99         2,557.97        19,270.87            5,866.91
    07/30/99         2,393.42        18,669.14            5,511.02
    08/31/99         2,520.57        18,576.78            5,964.77
    09/30/99         3,208.68        18,067.51            7,109.18
    10/29/99         2,872.11        19,210.84            6,162.02
    11/30/99         2,752.44        19,601.36            5,949.86
    12/31/99         2,782.35        20,755.80            6,032.40
    01/31/00         2,445.78        19,712.98            5,323.29
    02/29/00         2,460.74        19,339.82            5,342.66
    03/31/00         2,273.75        21,231.82            5,056.19
    04/28/00         2,094.24        20,593.04            4,899.58
    05/31/00         2,094.24        20,170.53            5,056.75
    06/30/00         2,184.00        20,667.80            5,195.40
    07/31/00         1,974.57        20,344.68            4,569.93
    08/31/00         2,094.24        21,608.37            4,736.02
    09/29/00         1,959.61        20,467.60            4,518.06
    10/31/00         1,765.15        20,381.06            3,970.52
    11/30/00         1,795.07        18,774.23            4,279.10
    12/31/00         1,952.13        18,866.12            4,673.67
    01/31/01         1,929.70        19,535.47            4,441.85
    02/28/01         1,974.57        17,754.19            4,801.02
    03/30/01         1,795.07        16,629.46            4,350.73
    04/30/01         2,034.41        17,921.74            5,042.16
    05/31/01         2,124.16        18,041.81            5,235.78
    06/30/01         2,116.68        17,602.70            4,881.35
    07/31/01         1,959.61        17,429.41            4,863.97
    08/31/01         2,011.97        16,338.30            5,206.73
    09/30/01         2,094.24        15,018.95            5,321.15
    10/31/01         2,064.33        15,305.34            5,022.29
    11/30/01         2,049.37        16,479.36            4,853.13
    12/31/01         2,169.04        16,623.72            5,026.85
    01/31/02         2,528.05        16,381.13            5,664.09
    02/28/02         2,894.54        16,065.22            6,039.17
    03/31/02         3,305.91        16,669.42            6,573.94
    04/30/02         3,635.01        15,658.78            6,858.64
    05/31/02         4,816.76        15,543.42            7,832.16
    06/30/02         3,949.15        14,436.27            6,646.68
    07/31/02         2,916.98        13,310.90            5,631.00
    08/31/02         3,373.23        13,398.29            6,509.63
    09/30/02         3,470.46        11,942.17            6,536.69
    10/31/02         2,991.78        12,993.28            5,946.19
    11/30/02         3,021.70        13,758.05            5,940.57
    12/31/02         3,934.19        12,949.80            7,205.95
    01/31/03         4,031.42        12,610.56            7,228.48
    02/28/03         3,777.12        12,421.35            6,801.85
    03/31/03         3,537.78        12,541.95            6,328.25
    04/30/03         3,380.71        13,575.03            6,177.60
    05/31/03         3,762.16        14,290.27            6,958.83
    06/30/03         3,874.35        14,472.56            7,452.80
    07/31/03         4,076.30        14,727.74            7,688.75
    08/31/03         4,741.97        15,014.96            8,655.77
    09/30/03         4,951.39        14,855.50            8,672.31
    10/31/03         5,721.77        15,695.88            9,337.78
    11/30/03         6,798.81        15,833.98           10,448.20
    12/31/03         6,573.10        16,664.38           10,373.33
    01/31/04         5,830.25        16,970.26            9,117.54
    02/29/04         6,047.85        17,206.14            9,538.02
    03/31/04         6,633.13        16,946.56           10,038.41
    04/30/04         5,094.90        16,680.53            7,842.41
    05/31/04         5,507.60        16,909.43            8,608.00
    06/30/04         5,252.48        17,238.23            8,271.00
    07/31/04         4,944.83        16,667.70            8,341.18
    08/31/04         5,214.96        16,735.12            9,106.42
    09/30/04         5,965.31        16,916.38            9,800.95
    10/31/04         6,040.35        17,174.81            9,948.21
    11/30/04         6,498.07        17,869.73           10,282.37
    12/31/04         6,149.99        18,477.81            9,575.24
    01/31/05         5,855.69        18,027.42            8,815.02
    02/28/05         6,263.18        18,406.79            9,558.82
    03/31/05         5,870.78        18,080.84            9,072.32
    04/30/05         5,101.09        17,737.92            8,088.88
    05/31/05         5,214.28        18,302.32            8,369.14
    06/30/05         5,787.78        18,328.30            9,023.34
    07/31/05         5,833.05        19,009.90            8,810.98
    08/31/05         6,225.45        18,836.45            9,312.29
    09/30/05         7,115.87        18,989.02           10,996.45
    10/31/05         6,678.21        18,672.46           10,365.46
    11/30/05         7,229.06        19,378.69           11,180.30
    12/31/05         8,167.08        19,385.43           12,500.62
    01/31/06        10,174.50        19,898.72           15,062.26
    02/28/06         9,640.20        19,952.71           13,031.11
    03/31/06        11,021.74        20,201.07           13,858.69
    04/30/06        12,678.05        20,472.33           15,479.73
    05/31/06        11,754.48        19,883.10           13,972.38
    06/30/06        11,815.55        19,910.06           14,088.88
    07/31/06        12,052.16        20,032.87           13,927.45
    08/31/06        12,319.31        20,509.52           14,424.59
    09/30/06        10,991.21        21,038.05           12,647.05
    10/31/06        11,655.26        21,723.60           13,530.18
    11/30/06        12,807.81        22,136.69           14,721.19
    12/31/06        12,265.88        22,447.22           14,066.15

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2006
---------------------------------------------------------------------------

                               Six Month  One Year     Five Year   Ten Year
  Gold Shares Fund               3.81%     50.19%       41.39%      2.06%
  -------------------------------------------------------------------------
  S&P 500 Index                 12.74%     15.79%        6.19%      8.42%
  -------------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index         (0.16)%    12.52%       22.86%      3.47%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of
  500 common stock prices in U.S. companies. The Philadelphia Stock
  Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.
  The returns for the indexes reflect no deduction for fees, expenses or taxes.
---------------------------------------------------------------------------

PERFORMANCE COMMENTARY

For the six months ending December 31, 2006, the World Precious Minerals Fund returned 7.23 percent. The AMEX Gold Bugs Index, World Precious Minerals Fund's benchmark, gained 1.07 percent. The Gold Shares Fund returned 3.81 percent, while the Philadelphia Stock Exchange Gold & Silver Index, its benchmark, returned -0.16 percent. Spot gold closed at $636.70, up $20.85 or 3.39 percent, for the same period. The S&P 500 Index posted a positive return of 12.74 percent during the six months, while the U.S. Trade-Weighted Dollar Index(1) lost 1.77 percent.

Our investment process is an active management style versus a more passive indexing approach. This is what has allowed us to create value for

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 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------


our shareholders. The critical factors which we believe generated our superior relative performance are:

  1. A focus on mid-cap unhedged gold producers.

  2. We may make concentrated investments in certain companies. The top 10 companies held in the Gold Shares and World Precious Minerals funds represented 55.40 percent and 42.54 percent, respectively, of total investments. Our fund returns more reflect our ability to identify attractive investment opportunities versus unmanaged stock index returns.

  3. We invested in companies reflecting the three critical growth drivers:
     (a) Increasing reserves
     (b) Increasing production
     (c) Increasing cash flow

  4. We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

  5. We wanted to own companies in which a rising gold price would greatly increase their reserve base and net asset value.

  6. We searched for companies that were undervalued on a relative-peer-group basis for several fundamental metrics, including ounces per share, production per share, net asset value per share and cash-flow multiples.

  7. We use statistical models to manage the price risk of the portfolios. We watch for significant moves where the probability of a price reversal is high and adjust our cash position accordingly. As a result, we may run defensively positioned portfolios with high cash levels that can be balanced with warrant or option positions in the fund. At the close of the period, warrants and cash represented 21.74 percent and 14.50 percent, respectively, of net assets in the World Precious Minerals Fund. For the Gold Shares Fund, warrants and cash represented 21.68 percent and 16.64 percent, respectively, of net assets.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUNDS

Critical drivers for the six-month period:

o Commodity markets lost a lot of momentum as the period unfolded. Two of the world's largest gold companies significantly reduced their hedge books for a combined 5.1-million-ounce reduction between all industry players. This represents one of the largest ever quarterly reductions in total gold company hedging, and left the market wondering who would be the next natural buyers of gold. This was a significant driver

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 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



  contributing to gold's price rise to the highest levels in a quarter-century in the second quarter of 2006.

o Buyers were naturally hesitant as the impending 500-metric-ton cap on Central Bank gold sales approached its September deadline.

o In mid-September, Amaranth Advisors,(2) a multi-strategy hedge fund with assets of $9 billion at the time, reported a loss of $6 billion in less than two weeks. As Amaranth liquidated its positions in natural gas, futures tumbled 35 percent and oil finished the September quarter off almost 15 percent. The announcement of the Amaranth loss led hedge funds and other speculators to sell commodities. Sentiment in the gold sector took significant collateral damage from Amaranth's massive liquidation as they scrambled to raise cash by selling numerous holdings in the gold and mining sectors.

o Initially the U.S. dollar rallied for the first three months, but stumbled as we closed out the period following comments from China. In the online edition of Peoples Daily, a Communist Party newspaper, Professor Gao Jie at the University of International Business and Economics commented that if China adopts a long-term strategic approach, it can improve the structure of its reserves by purchasing gold in a timely and reasonable manner.

o Ian Cockerill, a leading South African mining executive at the world's fourth largest gold producer, noted that despite gold prices reaching a 26-year high earlier this year, growth in new mine production is not going to spike any time soon. The world's largest gold companies are hungry for acquisitions to boost output and replace reserves.

o Merger-and-acquisition activity in the gold sector for 2006 saw more than $24 billion in activity compared to $16 billion in 2005. The first months of 2006 were characterized by acquisitions of earlier stage projects, while the closing months of the year brought large corporate mergers.

o A report by BMO Capital Markets examined 17 gold projects that have more than 5-million ounces of gold resources to their credit. Even in the case that all deposits came to production, they would only amount to two years of annual world gold supply. Many of these projects are in countries with significant political risk.

o The world produced 1.1 billion ounces of gold from 1992 to 2005, according to Metals Economics Group. For the same period, this was
  1.8 times more than the new deposits discovered containing more than 2.5 million ounces. The scramble to find viable deposits may continue for years to come.

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 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



INVESTMENT HIGHLIGHTS

STRENGTHS

o Spot gold closed at $636.70, up $20.85 or 3.39 percent, over the last six months.

o With the current 5 1/2-year rally in gold prices, National Bank
  Financial suggested this may represent a potential paradigm shift in gold's role as an alternative currency and its potential to play a larger role as a reserve asset going forward.

o In India, the rules regarding custody of securities were amended to allow the outsourcing of safekeeping of bullion to outside agencies. This paved the way for the launch of exchange-traded gold funds in the country.

WEAKNESSES

o Cost pressures continue to be an issue for the gold-mining industry. Recent warnings by two of the largest North
  America-based gold producers showed cost increase forecasts of approximately 20 percent in 2007.

o As a way to perhaps redeploy dollars, China has been engaging commodity sellers in Africa at the point of extraction, thereby bypassing international commodity markets.

o The Catholic Agency for Overseas Development (CAFOD) is trying to raise awareness of unregulated gold-mining practices that can lead to environmental damage. Consumers may not understand that publicly listed gold producers fall within a highly regulated category, while unregulated miners of gold are often small-scale groups operating illegally.

CURRENT OUTLOOK

OPPORTUNITIES

o Both the established diamond marketers and the World Gold Council have an aggressive campaign to promote jewelry purchases in China, where disposable income is growing in excess of 10 percent. Many observers believe the Chinese gold and diamond market could overtake India's position as the world's largest consumer of these items.

o The Agriculture Bank of China has predicted that the gold price may rise $100 an ounce in the first half of 2007 due to expectations that the U.S. dollar will extend its decline. The
  Agriculture Bank of China was

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 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



  the third-biggest trader on the Shanghai Gold Exchange in 2005 by transaction value.

o China's central bank chief said the country was eyeing "lots of instruments" as alternatives to U.S. dollar reserves. China's move to diversify its reserves could potentially underpin gold demand for years to come, according to Dennis Gartman, a respected investment newsletter writer. China has about 1 percent of its reserves in gold and Gartman expects this to rise to 5 to 6 percent in the next 15 years.

THREATS

o Changes in the balance of power in the U.S. Congress may signal new threats for mining in the United States. A recent story on Mineweb.com cited potential changes that include making the moratorium on mine patenting permanent, imposing an 8 percent net smelter royalty and a provision declaring designated areas as unsuitable for hard-rock mining.

o The Motley Fool did a nice review of gold market fundamentals and noted that a 5 percent to 10 percent position in gold may be an attractive asset allocation mix in a long-term investment portfolio. The Motley Fool recommendation is a reasonable portfolio strategy, though we are always cautious when well-respected publications take notice of gold.

o M. Murenbeeld & Associates' gold price forecast noted there were two bearish factors currently in the market that could push gold lower. Murenbeeld noted that tighter monetary policy and the potential for a recession could reduce the demand for commodities and in turn inflationary pressures.

(1)The U.S. Trade Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2)Neither World Precious Minerals Fund nor the Gold Shares Fund held this security as of December 31, 2006.

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2006
---------------------------------------------------------------------------

   GOLDCORP, INC.                                          13.16%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     4.40%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  4.22%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   YAMANA GOLD, INC.                                        3.99%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           3.64%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      3.10%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  2.77%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   STREETTRACKS GOLD TRUST                                  2.63%
     EXCHANGE-TRADED FUND
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         2.56%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   EASTERN PLATINUM LTD.                                    2.07%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  42.54%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



GOLD SHARES FUND

---------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2006
---------------------------------------------------------------------------

   GOLDCORP, INC.                                          14.46%
     GOLD MINING
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      6.38%
     GOLD MINING
   ---------------------------------------------------------------
   STREETTRACKS GOLD TRUST                                  5.61%
     EXCHANGE-TRADED FUND
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  5.11%
     GOLD MINING
   ---------------------------------------------------------------
   YAMANA GOLD, INC.                                        4.62%
     GOLD MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  4.26%
     GOLD MINING
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         4.21%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          3.64%
     GOLD MINING
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     3.58%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           3.53%
     GOLD MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  55.40%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                       December 31, 2006
---------------------------------------------------------------------------

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                60.75%
   ---------------------------------------------------------------
     United States                                         25.21%
   ---------------------------------------------------------------
     Jersey, Channel Islands                                4.22%
   ---------------------------------------------------------------
     Australia                                              3.51%
   ---------------------------------------------------------------
     South Africa                                           3.00%
   ---------------------------------------------------------------
     Other Foreign                                          3.31%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the
     locale of company operations may be different.
---------------------------------------------------------------------------

GOLD SHARES FUND

---------------------------------------------------------------------------
 PORTFOLIO PROFILE                                       December 31, 2006
---------------------------------------------------------------------------

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                50.94%
   ---------------------------------------------------------------
     United States                                         35.56%
   ---------------------------------------------------------------
     South Africa                                           6.26%
   ---------------------------------------------------------------
     Jersey, Channel Islands                                4.27%
   ---------------------------------------------------------------
     Other Foreign                                          2.97%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the
     locale of company operations may be different.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
---------------------------------------------------------------------------



---------------------------------------------------------------------------
 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY                        December 31, 2006
 BASED ON TOTAL INVESTMENTS
---------------------------------------------------------------------------

                    [World Shares Fund Pie Chart]

Intermediate & Junior Gold Producers               30.2%
Gold/Mineral Exploration & Development             22.7%
Senior Gold Producers                              19.3%
Cash Equivalent                                    14.4%
Metal & Mineral Mining                              7.5%
Exchange-Traded Funds                               3.0%
Other                                               2.9%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 GOLD SHARES FUND
 PORTFOLIO ALLOCATION BY INDUSTRY                        December 31, 2006
 BASED ON TOTAL INVESTMENTS
---------------------------------------------------------------------------

                    [Gold Shares Fund Pie Chart]

Gold Mining                                        73.7%
Cash Equivalent                                    16.3%
Exchange-Traded Fund                                5.6%
Other                                               4.4%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
  EXPENSE EXAMPLE (UNAUDITED)                            December 31, 2006
---------------------------------------------------------------------------

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

o ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------
  EXPENSE EXAMPLE (UNAUDITED)                            December 31, 2006
---------------------------------------------------------------------------


------------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2006
                                       BEGINNING         ENDING           EXPENSES
                                     ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING
                                     JULY 1, 2006    DECEMBER 31, 2006     PERIOD*
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return            $1,000.00         $1,021.80         $ 4.38
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.87         $ 4.38
------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS
  FUND
Based on Actual Fund Return            $1,000.00         $1,024.10         $ 2.30
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.94         $ 2.29
------------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,027.00         $ 2.31
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.92         $ 2.31
------------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,040.20         $ 3.61
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,021.67         $ 3.58
------------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return            $1,000.00         $1,052.40         $ 9.05
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,016.38         $ 8.89
------------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
Based on Actual Fund Return            $1,000.00         $1,223.20         $12.89
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,013.61         $11.67
------------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return            $1,000.00         $1,007.00         $ 4.72
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,010.26         $ 4.74
------------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return            $1,000.00         $1,072.30         $ 5.01
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.37         $ 4.89
------------------------------------------------------------------------------------
GOLD SHARES FUND
Based on Actual Fund Return            $1,000.00         $1,038.10         $ 6.37
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,018.95         $ 6.31
------------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for year ended December 31, 2006, were 0.86%, 0.45%, 0.45%,
0.70%, 1.75%, 2.30%, 0.93%, 0.96% and 1.24%, respectively, for the
U.S. Treasury Securities Cash, U.S. Government Securities Savings,
Near-Term Tax Free, Tax Free, All American Equity, China Region
Opportunity, Global Resources, World Precious Minerals and Gold
Shares Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year.

U.S. TREASURY SECURITIES CASH FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
---------------------------------------------------------------------------

UNITED STATES
GOVERNMENT                            COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 58.25%                     RATE      DATE        AMOUNT        VALUE

UNITED STATES TREASURY BILLS 41.58%
------------------------------------------------------------------------------------
                               Yield   4.86%   01/04/07  $ 30,000,000   $ 29,987,942
                               Yield   4.97%   04/05/07    20,000,000     19,744,894
                                                                        ------------
                                                                          49,732,836

UNITED STATES TREASURY NOTES 16.67%
------------------------------------------------------------------------------------
                                      3.125%   01/31/07    10,000,000      9,984,581
                                      3.625%   04/30/07    10,000,000      9,948,503
                                                                        ------------
                                                                          19,933,084

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                69,665,920
------------------------------------------------------------------------------------
  (cost $69,665,920)

REPURCHASE AGREEMENTS 41.32%

Joint Tri-Party Repurchase
  Agreements, 01/02/07,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

4.80% Morgan Stanley Dean
  Witter, repurchase price
  $29,438,976                          4.80%   01/02/07    29,423,284     29,423,284
4.80% UBS Financial Services,
  Inc., repurchase price
  $20,010,667                          4.80%   01/02/07    20,000,000     20,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               49,423,284
------------------------------------------------------------------------------------
  (cost $49,423,284)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.57%                                                 119,089,204
------------------------------------------------------------------------------------
  (cost $119,089,204)
Other assets and liabilities, net 0.43%                                      510,528
                                                                        ------------

NET ASSETS 100%                                                         $119,599,732
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
---------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY                COUPON    MATURITY    PRINCIPAL
OBLIGATIONS 98.74%                    RATE       DATE       AMOUNT         VALUE

FEDERAL FARM CREDIT BANK 41.64%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  5.16%    01/02/07  $ 30,000,000   $ 29,995,717
                               Yield  5.17%    01/03/07    10,000,000      9,997,144
                               Yield  5.17%    01/05/07    17,630,000     17,619,912
                               Yield  5.15%    01/08/07    10,000,000      9,990,064
                               Yield  5.20%    01/24/07    20,000,000     19,933,875
Fixed Rates:
                                      1.88%    01/16/07    13,245,000     13,226,702
                                      3.40%    01/22/07     1,000,000        998,877
                                      4.11%    02/02/07     5,000,000      4,994,743
                                      3.94%    02/23/07     3,260,000      3,253,411
                                      3.85%    03/14/07       500,000        498,409
                                      3.13%    03/20/07    10,000,000      9,954,943
                                      3.63%    04/19/07     2,000,000      1,989,475
                                      3.25%    06/15/07     7,000,000      6,934,196
                                      2.75%    06/18/07     4,170,000      4,122,356
                                      4.63%    07/03/07     3,000,000      2,989,531
                                      4.20%    07/30/07     3,000,000      2,984,087
                                      5.30%    08/16/07     3,000,000      3,000,985
                                      2.63%    09/17/07     3,453,000      3,390,962
                                      2.63%    09/24/07     2,000,000      1,963,251
                                      3.45%    09/24/07     2,000,000      1,974,676
                                      3.65%    12/03/07     2,500,000      2,464,078
Variable Rates:
                                      5.28%    01/03/07     9,000,000      9,000,019
                                      5.20%    10/26/07    20,000,000     19,995,944
                                                                        ------------
                                                                         181,273,357

FEDERAL HOME LOAN BANK 57.10%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  4.80%    01/02/07    70,000,000     69,990,667
                               Yield  5.19%    01/03/07    10,000,000      9,997,138
                               Yield  5.18%    01/12/07    50,000,000     49,921,014
                               Yield  5.18%    01/17/07    20,000,000     19,954,115
                               Yield  5.20%    02/14/07     8,335,000      8,282,536
                               Yield  5.21%    02/23/07     8,900,000      8,832,259
                               Yield  5.20%    03/07/07    16,163,000     16,012,852
Fixed Rates:
                                      2.65%    01/22/07     5,000,000      4,992,939
                                      4.70%    01/30/07     3,000,000      3,000,000
                                      5.38%    02/02/07     1,000,000      1,000,017
                                      2.80%    02/09/07     5,000,000      4,987,740
                                      5.00%    02/09/07     3,000,000      3,000,000

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                       COUPON    MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE       DATE       AMOUNT         VALUE

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------------------------------------------------------------
Fixed Rates (Cont'd):
                                      2.50%    02/13/07  $  2,000,000   $  1,993,661
                                      5.08%    02/22/07     6,250,000      6,248,307
                                      5.55%    02/28/07     1,000,000      1,000,332
                                      3.75%    03/07/07     5,000,000      4,987,415
                                      2.85%    03/08/07     2,000,000      1,991,300
                                      4.00%    03/28/07     2,000,000      1,993,242
                                      4.00%    04/05/07     3,500,000      3,487,929
                                      4.00%    04/18/07     3,000,000      2,988,909
                                      3.17%    05/04/07     5,000,000      4,965,504
                                      3.28%    05/07/07     1,000,000        992,644
                                      2.63%    05/15/07     2,410,000      2,384,475
                                      3.03%    05/18/07     3,305,000      3,278,048
                                      2.75%    06/04/07     2,500,000      2,474,143
                                      2.63%    06/19/07     2,000,000      1,973,184
                                      4.00%    06/22/07     1,000,000        994,046
                                      2.50%    07/09/07     1,000,000        986,335
                                      3.00%    08/06/07     1,000,000        986,929
                                      3.40%    08/27/07     1,770,000      1,749,255
                                      3.38%    09/07/07     1,500,000      1,481,088
Step Coupon:
                                      4.00%    06/15/07     1,700,000      1,690,079
                                                                        ------------
                                                                         248,618,102

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.74%                                                 429,891,459
------------------------------------------------------------------------------------
  (cost $429,891,459)
Other assets and liabilities, net 1.26%                                    5,505,645
                                                                        ------------

NET ASSETS 100%                                                         $435,397,104
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 93.05%                    RATE      DATE       AMOUNT         VALUE

ALABAMA 5.58%
--------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                 5.00%   06/01/09   $  250,000    $   256,832
Mountain Brook City Board of Education
  Capital Outlay                          4.00%   02/15/15      200,000        203,324
Pelham, Alabama, GO Unlimited Warrants,
  Series A                                4.00%   11/01/14      345,000        350,554
                                                                           -----------
                                                                               810,710

ALASKA 2.10%
--------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority,
  Series A                                4.00%   02/01/16      300,000        305,253

ARIZONA 3.47%
--------------------------------------------------------------------------------------
Maricopa County, Arizona Unified School
  District, GO                            4.85%   07/01/11      200,000        203,172
Pima County Unified School District, GO
  Unlimited, Refunding                    3.70%   07/01/12      300,000        300,741
                                                                           -----------
                                                                               503,913

CALIFORNIA 3.51%
--------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C      4.00%   03/01/08      100,000        100,029
San Diego, California Community College
  District, GO Unlimited (ZCB)            4.34%(1) 05/01/15     300,000        215,562
Santa Cruz County Redevelopment Agency,
  Refunding                               4.40%   09/01/17      190,000        195,177
                                                                           -----------
                                                                               510,768

CONNECTICUT 1.88%
--------------------------------------------------------------------------------------
Connecticut State, Series D, GO
  Unlimited                              5.375%   11/15/18      250,000        272,707

DELAWARE 1.41%
--------------------------------------------------------------------------------------
Delaware Transportation Authority
  System Revenue                          5.50%   07/01/08      200,000        205,558

DISTRICT OF COLUMBIA 1.07%
--------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                5.50%   06/01/09      150,000        156,196

FLORIDA 4.59%
--------------------------------------------------------------------------------------
Florida State Board of Education
  Capital Outlay, Series B, GO            5.25%   06/01/11      175,000        180,565
Hillsborough County Industrial
  Development Authority Hospital
  Revenue                                 3.50%   10/01/09      205,000        202,079

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE       DATE       AMOUNT         VALUE

FLORIDA (CONT'D)
---------------------------------------------------------------------------------------
Jacksonville Transportation Authority,
  GO                                      6.50%    07/01/07   $  280,000    $   283,976
                                                                            -----------
                                                                                666,620

GEORGIA 0.69%
---------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%    01/01/07      100,000        100,000

ILLINOIS 4.68%
---------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)               5.05%(1) 11/01/08      275,000        257,111
Illinois Finance Authority Revenue,
  Refunding                               5.00%    07/01/16      390,000        422,811
                                                                            -----------
                                                                                679,922

INDIANA 6.09%
---------------------------------------------------------------------------------------
Indiana State Finance Authority
  Revenue, Refunding                      4.00%    05/01/12      350,000        354,680
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D         6.60%    02/01/07      225,000        225,464
Tippecanoe County, Indiana School
  Improvements                            4.00%    01/15/15      300,000        304,740
                                                                            -----------
                                                                                884,884

IOWA 5.67%
---------------------------------------------------------------------------------------
Ames, Iowa Hospital Revenue, Refunding    5.00%    06/15/15      300,000        319,173
Johnston Community School District, GO
  Unlimited                               4.00%    06/01/16      200,000        202,706
Sioux City Community School District,
  School Infrastructure, Series B         4.00%    04/01/14      300,000        302,805
                                                                            -----------
                                                                                824,684

KANSAS 1.40%
---------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Revenue                       4.00%    10/01/15      200,000        203,838

MASSACHUSETTS 1.63%
---------------------------------------------------------------------------------------
Massachusetts State Health &
  Educational Facilities Authority
  Revenue, Series D                       5.00%    10/01/07      135,000        135,733
Massachusetts State, Series C, GO        4.625%    10/01/08      100,000        101,727
                                                                            -----------
                                                                                237,460

MICHIGAN 0.91%
---------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A           5.20%    05/01/10      130,000        132,235

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT         VALUE

MISSISSIPPI 2.06%
--------------------------------------------------------------------------------------
Mississippi Hospital Equipment &
  Facilities Authority Revenue            3.45%   04/01/07   $  300,000    $   298,959

MISSOURI 1.61%
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority Revenue,
  Series A                                6.75%   05/15/13      200,000        234,048

NEVADA 1.38%
--------------------------------------------------------------------------------------
North Las Vegas, GO Limited               4.00%   03/01/16      200,000        200,676

NEW JERSEY 4.93%
--------------------------------------------------------------------------------------
New Jersey State                         5.125%   05/01/10      250,000        261,195
New Jersey State Transportation Trust
  Fund Authority, Series D                4.00%   06/15/14      250,000        254,675
Washington Township Board of Education,
  GO                                      5.10%   02/01/08      200,000        200,220
                                                                           -----------
                                                                               716,090

NEW YORK 11.25%
--------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                          5.375%   11/15/10      120,000        123,058
New York City Transitional Financial
  Authority Revenue, Series A             5.25%   11/01/08      225,000        231,289
New York State, GO                        5.00%   03/01/08      250,000        254,038
New York State, Local Highway & Bridge,
  Series A                               5.375%   04/01/10      200,000        206,274
New York, New York, Series B              5.25%   08/01/09      200,000        207,442
New York, New York, Series C              3.50%   08/01/07      300,000        299,697
Schenectady Metroplex Development
  Authority Revenue, Series A             5.00%   12/15/12      110,000        114,001
Tobacco Settlement Financing Corp.,
  Series B                                4.00%   06/01/07      200,000        200,238
                                                                           -----------
                                                                             1,636,037

OHIO 1.38%
--------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                      4.25%   11/01/07      200,000        201,088

OREGON 2.27%
--------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                       5.00%   05/01/07      200,000        200,820
Oregon State Department Transportation
  Highway                                 5.00%   11/15/09      125,000        129,440
                                                                           -----------
                                                                               330,260

See notes to portfolios of investments and notes to financial statements.
50

NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT         VALUE

SOUTH CAROLINA 4.88%
--------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                              5.00%   04/01/10   $  200,000    $   206,750
Jasper County School District, GO
  Unlimited                               4.00%   03/01/15      195,000        198,804
Spartanburg County School District       3.875%   04/01/12      300,000        303,468
                                                                           -----------
                                                                               709,022

TENNESSEE 2.18%
--------------------------------------------------------------------------------------
Tennessee State, GO Unlimited,
  Refunding, Series A                     5.00%   05/01/11      300,000        316,299

TEXAS 10.99%
--------------------------------------------------------------------------------------
Arlington Refunding, Series A             5.00%   08/15/08      200,000        204,312
Gulf Coast Industrial Development
  Authority Pollution Control Revenue     4.95%   07/01/07      385,000        387,472
Killeen, Texas Independent School
  District, GO Unlimited, Prerefunded     5.00%   02/15/09      310,000        314,786
Killeen, Texas Independent School
  District, GO Unlimited, Unrefunded      5.00%   02/15/09       90,000         91,321
San Antonio Water System Revenue          5.00%   05/15/13      100,000        105,025
Texas State Water Development Board
  Revenue, Series A                      5.125%   07/15/09      290,000        290,342
Texas Turnpike Authority Revenue          5.00%   06/01/08      200,000        203,778
                                                                           -----------
                                                                             1,597,036

UTAH 1.41%
--------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                  4.90%   12/15/09      200,000        204,424

VIRGINIA 2.25%
--------------------------------------------------------------------------------------
Virginia College Building Authority,
  Series A                                5.00%   09/01/15      300,000        326,565

WASHINGTON 0.73%
--------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                 5.125%   12/01/11      100,000        106,247

WISCONSIN 1.05%
--------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO        4.60%   12/15/13      150,000        152,652

--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                       13,524,151
--------------------------------------------------------------------------------------
  (cost $13,434,692)

See notes to portfolios of investments and notes to financial statements.

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---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY   PRINCIPAL
REPURCHASE AGREEMENT 4.90%                RATE      DATE       AMOUNT         VALUE
Joint Tri-Party Repurchase Agreement,
  Morgan Stanley Dean Witter, 12/29/06,
  4.80%, due 01/02/07, repurchase price
  $712,464, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $712,084)                         4.80%   01/02/07   $  712,084    $   712,084

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.95%                                                    14,236,235
--------------------------------------------------------------------------------------
  (cost $14,146,776)
Other assets and liabilities, net 2.05%                                        298,674
                                                                           -----------

NET ASSETS 100%                                                            $14,534,909
                                                                           -----------

(1) Represents Yield

See notes to portfolios of investments and notes to financial statements.

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---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON    MATURITY   PRINCIPAL
MUNICIPAL BONDS 94.58%                    RATE       DATE      AMOUNT         VALUE

ALABAMA 5.85%
--------------------------------------------------------------------------------------
Alabama 21st Century Authority Tobacco
  Settlement Revenue                      5.75%    12/01/19   $ 275,000    $   291,096
Alabama State, GO Unlimited, Series A    4.625%    09/01/22     375,000        391,162
Mountain Brook City Board of Education
  Capital Outlay                          4.00%    02/15/15     195,000        198,241
                                                                           -----------
                                                                               880,499

CALIFORNIA 5.60%
--------------------------------------------------------------------------------------
California State, GO Unlimited            4.75%    03/01/34     205,000        210,039
Campbell, California Union High School
  District, GO Unlimited                  4.75%    08/01/34     300,000        309,228
San Diego, California Community College
  District, GO Unlimited (ZCB)            4.34%(1) 05/01/15     450,000        323,343
                                                                           -----------
                                                                               842,610

COLORADO 1.04%
--------------------------------------------------------------------------------------
Colorado Health Facility Authority
  Revenue                                 5.00%    09/01/16     150,000        156,898

FLORIDA 5.96%
--------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%    06/01/07      90,000         90,949
Florida Board of Education, GO
  Unlimited, Refunding, Series C          4.50%    06/01/28     300,000        303,666
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%    10/01/23     465,000        501,870
                                                                           -----------
                                                                               896,485

GEORGIA 6.34%
--------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%    07/01/22     500,000        525,010
Chatham County Hospital Authority
  Revenue, Series A                       5.50%    01/01/34     405,000        429,563
                                                                           -----------
                                                                               954,573

ILLINOIS 8.80%
--------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%    01/01/21     490,000        554,685
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%    11/15/24     435,000        460,404
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%    11/01/20     250,000        309,562
                                                                           -----------
                                                                             1,324,651

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
KANSAS 9.35%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12   $ 500,000    $   526,240
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15     250,000        254,798
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        625,832
                                                                          -----------
                                                                            1,406,870

MARYLAND 2.13%
-------------------------------------------------------------------------------------
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        320,118

MICHIGAN 4.07%
-------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        305,244
Macomb County Building Authority, GO
  Limited                                 4.50%   11/01/23     300,000        306,615
                                                                          -----------
                                                                              611,859

MISSOURI 2.81%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Prerefunded, Series A                   5.00%   07/01/11     165,000        174,291
St. Louis Airport Development Program,
  Unrefunded, Series A                    5.00%   07/01/11     235,000        247,934
                                                                          -----------
                                                                              422,225

NEW JERSEY 5.25%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        465,718
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        325,162
                                                                          -----------
                                                                              790,880

NEW YORK 4.84%
-------------------------------------------------------------------------------------
New York, GO Unlimited, Prerefunded,
  Series H                                5.25%   03/15/14     450,000        469,589
New York, GO Unlimited, Prerefunded,
  Series J                                5.00%   05/15/12      75,000         78,115
New York, GO Unlimited, Unrefunded
  Balance, Series J                       5.00%   05/15/12     175,000        181,379
                                                                          -----------
                                                                              729,083

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

OHIO 3.36%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15   $ 300,000    $   322,653
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     165,000        182,653
                                                                          -----------
                                                                              505,306
PENNSYLVANIA 1.69%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        254,273

PUERTO RICO 2.12%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        319,515

RHODE ISLAND 3.79%
-------------------------------------------------------------------------------------
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        570,630

SOUTH CAROLINA 1.70%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        255,260

TENNESSEE 1.47%
-------------------------------------------------------------------------------------
Memphis, Tennessee Sanitary Sewage
  System Revenue, Refunding               5.00%   05/01/20     200,000        221,584

TEXAS 11.01%
-------------------------------------------------------------------------------------
Duncanville, Texas Independent School
  District, GO Unlimited, Prerefunded,
  Series B                                5.25%   02/15/32     495,000        531,863
Duncanville, Texas Independent School
  District, GO Unlimited, Unrefunded,
  Series B                                5.25%   02/15/32       5,000          5,291
Greenville, Texas Independent School
  District, GO Unlimited, Refunding       4.00%   08/15/17     120,000        119,996
Houston Community College System
  Revenue, Refunding                      4.00%   04/15/17     300,000        299,736
North Texas Municipal Water District
  Regional Solid Waste Disposal System
  Revenue                                 4.25%   09/01/17     385,000        393,870
White Settlement, Texas Independent
  School District, GO Unlimited          4.125%   08/15/15     300,000        306,873
                                                                          -----------
                                                                            1,657,629

UTAH 2.01%
-------------------------------------------------------------------------------------
Weber County School District, GO
  Unlimited, Prerefunded, Series A        5.15%   06/15/08     110,000        110,770

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

UTAH (CONT'D)
-------------------------------------------------------------------------------------
Weber County School District, GO
  Unlimited, Unrefunded, Series A         5.15%   06/15/08   $ 190,000    $   191,322
                                                                          -----------
                                                                              302,092

VERMONT 2.06%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        309,783

WASHINGTON 3.33%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        256,520
Spokane County Washington School
  District, GO Unlimited                  5.05%   06/01/22     255,000        245,203
                                                                          -----------
                                                                              501,723

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      14,234,546
-------------------------------------------------------------------------------------
  (cost $13,619,689)

REPURCHASE AGREEMENT 4.41%

Joint Tri-Party Repurchase Agreement,
  Morgan Stanley Dean Witter, 12/29/06,
  4.80%, due 01/02/07, repurchase price
  $664,081, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $663,727)                         4.80%   01/02/07     663,727        663,727

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.99%                                                   14,898,273
-------------------------------------------------------------------------------------
  (cost $14,283,416)
Other assets and liabilities, net 1.01%                                       151,943
                                                                          -----------

NET ASSETS 100%                                                           $15,050,216
                                                                          -----------

(1) Represents Yield

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

COMMON STOCKS 83.52%                                           SHARES             VALUE

AIRLINES 0.95%
---------------------------------------------------------------------------------------
Air France-KLM, ADR                                             5,000       $   209,300

ALUMINUM 1.02%
---------------------------------------------------------------------------------------
Century Aluminum Co.                                            5,000           223,250*

APPAREL 0.67%
---------------------------------------------------------------------------------------
Volcom, Inc.                                                    5,000           147,850*

APPLICATIONS SOFTWARE 3.73%
---------------------------------------------------------------------------------------
Adobe Systems, Inc.                                             9,000           370,080*
Microsoft Corp.                                                15,000           447,900
                                                                            -----------
                                                                                817,980

AUTO MANUFACTURERS 1.78%
---------------------------------------------------------------------------------------
PACCAR, Inc.                                                    6,000           389,400

AUTOMOBILE 0.98%
---------------------------------------------------------------------------------------
CarMax, Inc.                                                    4,000           214,520*

CABLE TV 0.09%
---------------------------------------------------------------------------------------
Stream Communications Network, Inc.                           160,000            19,200*

CASINO HOTELS 0.82%
---------------------------------------------------------------------------------------
Las Vegas Sands Corp.                                           2,000           178,960*

CHEMICALS - AGRICULTURAL 0.74%
---------------------------------------------------------------------------------------
The Mosaic Company                                              7,625           162,870*

CHEMICALS - DIVERSIFIED 0.87%
---------------------------------------------------------------------------------------
FMC Corp.                                                       2,500           191,375

CHEMICALS & ALLIED PRODUCTS 2.63%
---------------------------------------------------------------------------------------
Ecolab, Inc.                                                    3,500           158,200
Terra Industries, Inc.                                         35,000           419,300*
                                                                            -----------
                                                                                577,500

COMPUTERS 3.94%
---------------------------------------------------------------------------------------
Apple Computer, Inc.                                            7,500           636,300*
Logitech International S.A.                                     8,000           228,720*
                                                                            -----------
                                                                                865,020

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                 December 31, 2006
---------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES             VALUE

COMPUTERS - MEMORY DEVICES 0.45%
---------------------------------------------------------------------------------------
Network Appliance, Inc                                          2,500       $    98,200*

CONSTRUCTION 1.39%
---------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Class A                            9,000           305,100*

DATA PROCESSING & SOFTWARE 1.52%
---------------------------------------------------------------------------------------
Oracle Corp.                                                   10,000           171,400*
THQ, Inc.                                                       5,000           162,600*
                                                                            -----------
                                                                                334,000

DIVERSIFIED OPERATIONS 1.85%
---------------------------------------------------------------------------------------
Walter Industries, Inc.                                        15,000           405,750

E-COMMERCE / SERVICES 1.88%
---------------------------------------------------------------------------------------
Digital River, Inc.                                             2,000           111,580*
eBay, Inc.                                                     10,000           300,700*
                                                                            -----------
                                                                                412,280

ELECTRIC - INTEGRATED 2.49%
---------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                          6,000           275,460*
FirstEnergy Corp.                                               4,500           271,350
                                                                            -----------
                                                                                546,810

FINANCIAL SERVICES 7.28%
---------------------------------------------------------------------------------------
Capital Southwest Corp.                                         1,000           126,240
Citigroup, Inc.                                                 3,000           167,100
International Securities Exchange Holdings, Inc.                7,500           350,925
MasterCard, Inc., Class A                                       3,000           295,470
Morgan Stanley                                                  6,000           488,580
State Street Corp.                                              2,500           168,600
                                                                            -----------
                                                                              1,596,915

HOTELS 2.15%
---------------------------------------------------------------------------------------
Hilton Hotels Corp.                                            10,000           349,000
Host Hotels & Resorts, Inc.                                     5,000           122,750
                                                                            -----------
                                                                                471,750

INSURANCE 2.51%
---------------------------------------------------------------------------------------
Assurant, Inc.                                                  3,500           193,375
Philadelphia Consolidated Holding Corp.                         8,000           356,480*
                                                                            -----------
                                                                                549,855

See notes to portfolios of investments and notes to financial statements.

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---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES             VALUE

INTERNET 3.14%
---------------------------------------------------------------------------------------
Akamai Technologies, Inc.                                       8,000       $   424,960*
Google, Inc., Class A                                             400           184,192*
Stockgroup Information Systems, Inc.                          201,625            80,643*
                                                                            -----------
                                                                                689,795

MEDICAL - DRUGS 2.89%
---------------------------------------------------------------------------------------
Allergan, Inc.                                                  2,500           299,350
Novo Nordisk AS, Sponsored ADR                                  4,000           334,520
                                                                            -----------
                                                                                633,870

MEDICAL - HMO 3.35%
---------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                        6,000           322,380
WellCare Health Plans, Inc.                                     6,000           413,400*
                                                                            -----------
                                                                                735,780

MEDICAL - LABORATORIES 1.34%
---------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                            4,000           293,880*

MEDICAL - PRODUCTS 0.68%
---------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                    5,000           149,250

METAL & MINERAL MINING 0.32%
---------------------------------------------------------------------------------------
Lundin Mining Corp.                                             1,904            70,181*

MULTIMEDIA 2.30%
---------------------------------------------------------------------------------------
News Corp., Class B                                            15,000           333,900
The Walt Disney Co.                                             5,000           171,350
                                                                            -----------
                                                                                505,250

NETWORKING PRODUCTS 3.85%
---------------------------------------------------------------------------------------
Atheros Communications                                          5,000           106,600*
Cisco Systems, Inc.                                            27,000           737,910*
                                                                            -----------
                                                                                844,510

OIL & GAS - INTEGRATED 3.00%
---------------------------------------------------------------------------------------
Chevron Corp.                                                   7,000           514,710
ConocoPhillips                                                  2,000           143,900
                                                                            -----------
                                                                                658,610

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES             VALUE

OIL & GAS EQUIPMENT & SERVICES 4.79%
---------------------------------------------------------------------------------------
Energy Transfer Partners, L.P.                                  2,500       $   135,250
GulfMark Offshore, Inc.                                        10,000           374,100*
Schlumberger Ltd.                                               4,500           284,220
Veritas DGC, Inc.                                               3,000           256,890*
                                                                            -----------
                                                                              1,050,460

OIL & GAS REFINING & MARKETING 1.17%
---------------------------------------------------------------------------------------
Holly Corp.                                                     5,000           257,000

PIPELINES 1.12%
---------------------------------------------------------------------------------------
Mueller Water Products, Inc., Class B                          16,524           246,208*

PRIVATE CORRECTIONS 1.44%
---------------------------------------------------------------------------------------
Corrections Corporation of America                              7,000           316,610*

RESTAURANTS 1.39%
---------------------------------------------------------------------------------------
Jack in the Box, Inc.                                           5,000           305,200*

RETAIL 3.24%
---------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.                                     8,000           391,920*
Gamestop Corp., Class A                                         2,500           137,775*
J.C. Penney Co., Inc.                                           1,000            77,360
Kohl's Corp.                                                    1,500           102,645*
                                                                            -----------
                                                                                709,700

SEMICONDUCTORS 2.33%
---------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                 6,000           234,840*
QLogic Corp.                                                    5,000           109,600*
SiRF Technology Holdings, Inc.                                  6,500           165,880*
                                                                            -----------
                                                                                510,320

TELEPHONE - INTEGRATED 0.97%
---------------------------------------------------------------------------------------
BellSouth Corp.                                                 4,500           211,995

TOBACCO 1.92%
---------------------------------------------------------------------------------------
Altria Group, Inc.                                              3,000           257,460
Reynolds American, Inc.                                         2,500           163,675
                                                                            -----------
                                                                                421,135

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES             VALUE

TOYS 2.16%
---------------------------------------------------------------------------------------
Hasbro, Inc.                                                    7,500       $   204,375
Marvel Entertainment, Inc.                                     10,000           269,100*
                                                                            -----------
                                                                                473,475

TRANSPORTATION 1.18%
---------------------------------------------------------------------------------------
CSX Corp.                                                       7,500           258,225

WIRE & CABLE PRODUCTS 1.20%
---------------------------------------------------------------------------------------
General Cable Corp.                                             6,000           262,260*

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          18,321,599
---------------------------------------------------------------------------------------
  (cost $16,861,064)

CLOSED-END INVESTMENT COMPANY 0.53%

ENERGY 0.53%
---------------------------------------------------------------------------------------
NGP Capital Resources Co.
  (cost $111,091)                                               7,000           117,250

EXCHANGE-TRADED FUNDS 2.35%

iShares MSCI Emerging Markets Index Fund                        1,500           171,255
iShares MSCI Pacific ex-Japan Index Fund                        1,500           187,860
iShares Nasdaq Biotechnology Index Fund                         2,000           155,520*

---------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                     514,635
---------------------------------------------------------------------------------------
  (cost $512,906)

WARRANT 2.68%

GOLD MINING 2.68%
---------------------------------------------------------------------------------------
Goldcorp, Inc., Warrants (June 2011)
  (cost $362,337)                                              40,630           588,891*

See notes to portfolios of investments and notes to financial statements.

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---------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
---------------------------------------------------------------------------

PURCHASED OPTIONS 2.41%                                     CONTRACTS          VALUE

GOLD MINING 2.41%
---------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan.
  2008 (premium $42,602)                                            70      $    74,200
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan.
  2009 (premium $133,069)                                          162          197,640
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan.
  2008 (premium $28,760)                                            70           51,100
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan.
  2009 (premium $102,849)                                          162          153,900
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 110, Put, Expiration Mar. 2007
  (premium $24,650)                                                 50            2,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 120, Put, Expiration June 2007
  (premium $53,200)                                                150           50,250

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         529,090
---------------------------------------------------------------------------------------
  (cost $385,130)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             20,071,465
---------------------------------------------------------------------------------------
  (cost $18,232,528)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 10.51%                                  AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/ 29/06, 4.80%, due 01/02/07,
  repurchase price $2,307,024, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $2,305,794)                      $2,305,794        2,305,794

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.00%                                                    22,377,259
---------------------------------------------------------------------------------------
  (cost $20,538,322)
Other assets and liabilities, net (2.00)%                                      (438,956)
                                                                            -----------

NET ASSETS 100%                                                             $21,938,303
                                                                            -----------

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS 90.46%                                          SHARES           VALUE

ADVERTISING 1.09%
----------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR                                   15,000      $   995,850*

AIRLINES 1.19%
----------------------------------------------------------------------------------------
China Eastern Airlines Corp., Ltd., H shares                 5,000,000        1,086,356*

AIRPORT OPERATIONS 0.43%
----------------------------------------------------------------------------------------
Beijing Capital International Airport Co., Ltd., H
  shares                                                       500,000          391,474

APPAREL 1.17%
----------------------------------------------------------------------------------------
Ports Design Ltd.                                              200,000          437,114
Yue Yuen Industrial Holdings Ltd.                              200,000          632,529
                                                                            -----------
                                                                              1,069,643

AUTO MANUFACTURERS 0.42%
----------------------------------------------------------------------------------------
Great Wall Motor Co., H shares                                 400,000          386,203

AUTO PARTS & EQUIPMENT 0.26%
----------------------------------------------------------------------------------------
Norstar Founders Group Ltd.                                    200,000           66,853
Xinyi Glass Holdings Co., Ltd.                                 400,000          172,274
                                                                            -----------
                                                                                239,127

BANKS 3.94%
----------------------------------------------------------------------------------------
Bank of Communications Ltd., H shares                        1,400,000        1,684,687
China Merchants Bank Co., Ltd., H shares                       900,000        1,906,843
                                                                            -----------
                                                                              3,591,530

CELLULAR TELECOMMUNICATIONS 5.88%
----------------------------------------------------------------------------------------
China Mobile Ltd.                                              350,000        3,030,547
China Unicom Ltd.                                              900,000        1,319,054
Hutchison Telecommunications International Ltd.                400,000        1,011,018*
                                                                            -----------
                                                                              5,360,619

CHEMICALS - AGRICULTURAL 0.27%
----------------------------------------------------------------------------------------
Spur Ventures, Inc.                                            495,000          250,472*

CHEMICALS - OTHER 0.65%
----------------------------------------------------------------------------------------
Kingboard Chemical Holdings Ltd.                               150,000          589,139

COAL 0.23%
----------------------------------------------------------------------------------------
Western Canadian Coal Corp.                                    110,000          212,264*

See notes to portfolios of investments and notes to financial statements.

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
COMMON STOCKS                                                 SHARES           VALUE

COMPUTERS 1.07%
----------------------------------------------------------------------------------------
Lenovo Group Ltd.                                            2,400,000      $   975,020

CONSTRUCTION 0.35%
----------------------------------------------------------------------------------------
China State Construction International Holdings Ltd.           500,000          314,979

CONTAINERS 1.38%
----------------------------------------------------------------------------------------
China International Marine Containers (Group) Co., Ltd.,
  B shares                                                     600,000        1,255,801

DISTRIBUTION/WHOLESALE 5.36%
----------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                           270,000        3,021,676
Li & Fung Ltd.                                                 600,000        1,870,589
                                                                            -----------
                                                                              4,892,265

DIVERSIFIED MINERALS 0.21%
----------------------------------------------------------------------------------------
Caledon Resources plc                                          172,200          119,728*
Erdene Gold, Inc.                                              100,000           61,750*
New Pacific Metals Corp.                                         6,700            9,768*
                                                                            -----------
                                                                                191,246

DIVERSIFIED OPERATIONS 1.99%
----------------------------------------------------------------------------------------
First Pacific Co., Ltd.                                      1,000,000          527,107
Wharf Holdings Ltd.                                            350,000        1,291,413
                                                                            -----------
                                                                              1,818,520

E-COMMERCE / SERVICES 1.73%
----------------------------------------------------------------------------------------
CDC Corp., Class A                                              50,000          475,000*
Ctrip.com International Ltd.                                    10,000          624,800*
Gmarket, Inc., ADR                                              20,000          479,200*
                                                                            -----------
                                                                              1,579,000

ELECTRIC GENERATION 2.07%
----------------------------------------------------------------------------------------
China Resources Power Holdings Co., Ltd.                       300,000          456,655
Huaneng Power International, Inc., H shares                  1,600,000        1,427,561
                                                                            -----------
                                                                              1,884,216

ELECTRONICS & COMPONENTS 3.39%
----------------------------------------------------------------------------------------
Asustek Computer, Inc.                                         320,000          875,986
Comtech Group, Inc.                                             15,000          272,850*
Hon Hai Precision Industry Co., Ltd.                           270,000        1,926,500
Kingboard Laminates Holding Ltd.                                18,181           19,447*

See notes to portfolios of investments and notes to financial statements.

64
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
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
COMMON STOCKS                                                 SHARES            VALUE

ELECTRONICS & COMPONENTS (CONT'D)
----------------------------------------------------------------------------------------
Yageo Corp., Sponsored GDR                                           1      $          2*
                                                                             -----------
                                                                               3,094,785

FINANCIAL SERVICES 2.57%
----------------------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.                              14,915            33,872
Hong Kong Exchanges & Clearing Ltd.                            210,000         2,311,045
                                                                             -----------
                                                                               2,344,917

FOOD & BEVERAGES 1.40%
----------------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                                  300,000           786,804
Tingyi (Cayman Islands) Holding Corp.                          500,000           489,181
                                                                             -----------
                                                                               1,275,985

GOLD MINING 1.58%
----------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                     19,980            66,243
Olympus Pacific Minerals, Inc.                                 440,500           207,783*
Silk Road Resources Ltd.                                       240,000           183,191*
Sino Gold Ltd.                                                  50,000           288,131*
Zijin Mining Group Co., Ltd., H shares                       1,000,000           696,810
                                                                             -----------
                                                                               1,442,158

HEALTH & PERSONAL CARE 1.07%
----------------------------------------------------------------------------------------
Hengan International Group Co., Ltd.                           400,000           977,077

HOME FURNISHINGS 0.30%
----------------------------------------------------------------------------------------
Samson Holding Ltd.                                            500,000           276,410

HOTELS 1.72%
----------------------------------------------------------------------------------------
Shangri-La Asia Ltd.                                           600,000         1,565,895

INSURANCE 6.90%
----------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                     1,200,000         4,080,583
Ping An Insurance Co. of China Ltd., H shares                  400,000         2,208,709
                                                                             -----------
                                                                               6,289,292

INTERNET 1.98%
----------------------------------------------------------------------------------------
Asia Broadband, Inc.                                           759,945            22,798*
Tencent Holdings Ltd.                                          500,000         1,780,595
                                                                             -----------
                                                                               1,803,393

See notes to portfolios of investments and notes to financial statements.

                                                                      65
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
COMMON STOCKS                                                 SHARES            VALUE

MANUFACTURING 1.18%
----------------------------------------------------------------------------------------
Peace Mark Holdings Ltd.                                     1,200,000       $ 1,079,928

MEDIA 0.08%
----------------------------------------------------------------------------------------
Sun New Media, Inc.                                            100,000            75,000*

MEDICAL - PRODUCTS 0.47%
----------------------------------------------------------------------------------------
Shandong Weigao Group Medical Polymer Co., Ltd., H
  shares                                                       400,000           423,743

METAL - ALUMINUM 1.19%
----------------------------------------------------------------------------------------
Aluminum Corporation of China Ltd., H shares                   800,000           742,579
Global Alumina Products Corp.                                  290,000           339,300*
                                                                             -----------
                                                                               1,081,879

METAL - COPPER 0.72%
----------------------------------------------------------------------------------------
Continental Minerals Corp.                                     246,915           454,497*
Toledo Mining Corp. plc                                         43,740           103,229*
Verona Development Corp.                                       441,600            98,470*
                                                                             -----------
                                                                                 656,196

METAL PROCESSORS & FABRICATION 0.87%
----------------------------------------------------------------------------------------
Catcher Technology Co., Ltd.                                    80,881           790,566

NON-FERROUS METALS 0.07%
----------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  512,800            66,664*

OIL & GAS - INTEGRATED 5.52%
----------------------------------------------------------------------------------------
China Petroleum & Chemical Corp., H shares                   2,400,000         2,221,565
PetroChina Co., Ltd., ADR                                       20,000         2,815,600
                                                                             -----------
                                                                               5,037,165

OIL & GAS EXPLORATION & PRODUCTION 3.23%
----------------------------------------------------------------------------------------
Big Sky Energy Corp.                                           991,250           743,438*
Big Sky Energy Corp. (RS)                                      100,000            71,250*
CNOOC Ltd., ADR                                                 12,500         1,182,875
CNPC Hong Kong Ltd.                                          1,000,000           552,820
Green Dragon Gas Ltd.                                           62,949           394,690*
                                                                             -----------
                                                                               2,945,073

See notes to portfolios of investments and notes to financial statements.

66
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
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
COMMON STOCKS                                                 SHARES            VALUE

PAPER PRODUCTS 3.65%
----------------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd.                           1,000,000       $ 2,463,263
Nine Dragons Paper Holdings Ltd.                               500,000           863,942*
                                                                             -----------
                                                                               3,327,205

PRECIOUS METALS 0.44%
----------------------------------------------------------------------------------------
Golden China Resources Corp.                                    53,400            76,024*
TVI Pacific, Inc.                                            2,265,714           320,620*
                                                                             -----------
                                                                                 396,644

PUBLISHING 0.12%
----------------------------------------------------------------------------------------
Lingo Media, Inc.                                              775,000           109,670*

REAL ESTATE COMPANIES 10.70%
----------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                       50,000           616,137
China Overseas Land & Investment Ltd.                        2,800,000         3,750,948
China Vanke Co., Ltd., B shares                                900,000         1,727,498
City Developments Ltd.                                          80,000           662,688
Daying Modern Agricultural Co., Ltd., B shares                       1                 0*
Greentown China Holdings Ltd.                                  300,000           558,477*
Sino Land Co., Ltd.                                            600,000         1,400,820
Sun Hung Kai Properties Ltd.                                    90,000         1,034,416
UOL Group Ltd.                                                   1,500             4,246
                                                                             -----------
                                                                               9,755,230

RETAIL 0.68%
----------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                               1                 1*
Shanghai Friendship Group, Inc., Co., B shares                       2                 2
Shinsegae Co., Ltd.                                              1,000           623,656
                                                                             -----------
                                                                                 623,659

SCHOOLS 2.27%
----------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                                 1,213,332           832,475*
MegaStudy Co., Ltd.                                              7,500         1,107,258*
New Oriental Education & Technology Group, Inc.,
  Sponsored ADR                                                  4,000           134,160*
                                                                             -----------
                                                                               2,073,893

SEMICONDUCTORS 1.23%
----------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
  ADR                                                          102,999         1,125,779

SILVER MINING 2.03%
----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                        126,000         1,853,259*

See notes to portfolios of investments and notes to financial statements.

                                                                      67
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
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
COMMON STOCKS                                                 SHARES            VALUE

STEEL 2.70%
----------------------------------------------------------------------------------------
Angang Steel Co., Ltd., H shares                             1,000,000       $ 1,468,187
POSCO                                                            3,000           996,774
                                                                             -----------
                                                                               2,464,961

TELECOMMUNICATIONS 2.71%
----------------------------------------------------------------------------------------
China Telecom Corp., Ltd.                                    1,200,000           657,213
Foxconn International Holdings Ltd.                            400,000         1,316,483*
VTech Holdings Ltd.                                             80,000           495,738
                                                                             -----------
                                                                               2,469,434

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           82,509,584
----------------------------------------------------------------------------------------
  (cost $64,097,332)

EXCHANGE-TRADED FUNDS 4.11%

iShares FTSE/Xinhua A50 China Tracker                           50,000           737,951
iShares FTSE/Xinhua China 25 Index Fund                         15,000         1,671,750
iShares MSCI Hong Kong Index Fund                               15,000           240,000
iShares MSCI Japan Index Fund                                   30,000           426,300
iShares MSCI Taiwan Index Fund                                  45,000           652,950
streetTRACKS Gold Trust                                            300            18,963*

----------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                    3,747,914
----------------------------------------------------------------------------------------
  (cost $3,444,378)

WARRANT 0.00%

METAL - COPPER 0.00%
----------------------------------------------------------------------------------------
Verona Development, Warrants (April 2008)
  (cost $0)                                                    400,000                 0*

RIGHT 0.00%

HOTELS 0.00%
----------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (cost $0)                                                     40,000                 0*
----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              86,257,498
----------------------------------------------------------------------------------------
  (cost $67,541,710)

See notes to portfolios of investments and notes to financial statements.

68
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
---------------------------------------------------------------------------

                                                            PRINCIPAL
REPURCHASE AGREEMENT 4.91%                                    AMOUNT            VALUE

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/ 29/06, 4.80%, due 01/02/07,
  repurchase price $4,479,965, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $4,477,577)                      $4,477,577       $ 4,477,577

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.48%                                                      90,735,075
----------------------------------------------------------------------------------------
  (cost $72,019,287)
Other assets and liabilities, net 0.52%                                          470,973
                                                                             -----------

NET ASSETS 100%                                                              $91,206,048
                                                                             -----------

See notes to portfolios of investments and notes to financial statements.

                                                                      69
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                  December 31, 2006
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
COMMON STOCKS 82.66%                                       SHARES               VALUE

AGRICULTURE 0.10%
----------------------------------------------------------------------------------------
IOI Corp., Berhad                                           230,000          $ 1,198,867

ALUMINUM 0.21%
----------------------------------------------------------------------------------------
Global Alumina Products Corp.                             2,200,000            2,574,000*

BUILDING MATERIALS 0.68%
----------------------------------------------------------------------------------------
Polaris Minerals Corp.                                      929,100            5,482,168*
Ta Ann Holdings Berhad                                      480,000            1,291,785
USG Corp.                                                    25,000            1,370,000*
                                                                             -----------
                                                                               8,143,953

COAL 1.18%
----------------------------------------------------------------------------------------
Bounty Industries Ltd.                                   11,000,000            1,519,595*+
Coalcorp Mining, Inc.                                     3,895,625            2,038,020*
NEMI Northern Energy & Mining, Inc.                       1,514,460              623,448*
Peabody Energy Corp.                                        150,000            6,061,500
Western Canadian Coal Corp.                               2,055,000            3,965,480*
                                                                             -----------
                                                                              14,208,043

DATA PROCESSING & SOFTWARE 0.01%
----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                        189,000               75,600*

DIAMOND MINING & EXPLORATION 0.12%
----------------------------------------------------------------------------------------
Diagem, Inc.                                              3,004,000              283,396*
Diamond Fields International Ltd.                           112,000                8,645*
Diamonds North Resources Ltd.                               178,000              112,968*
Vaaldiam Resources Ltd.                                   1,002,001              764,821*
Verena Minerals Corp.                                       459,000              220,446*
                                                                             -----------
                                                                               1,390,276

FINANCIAL SERVICES 1.50%
----------------------------------------------------------------------------------------
CI Financial Income Fund                                    345,000            7,906,003
GMP Capital Trust                                           500,000            9,348,199
Jovian Capital Corp.                                      1,036,100              781,962*
                                                                             -----------
                                                                              18,036,164

FORESTRY 0.08%
----------------------------------------------------------------------------------------
Sino-Forest Corp., Class A                                  150,000            1,007,290*

See notes to portfolios of investments and notes to financial statements.

70
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
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
COMMON STOCKS                                               SHARES               VALUE

GENERAL METAL & MINERAL MINING 9.16%
--------------------------------------------------------------------------------------------
African Copper plc                                        1,530,000          $ 1,797,949*
Altius Minerals Corp.                                       100,000              900,515*
Amarc Resources Ltd.                                        184,000               72,590*
Amerigo Resources Ltd.                                      685,600            1,275,945
Atacama Minerals Corp.                                      503,000              474,528*
Baja Mining Corp.                                         2,267,350            2,566,811*
Blue Pearl Mining Ltd.                                      335,000            2,835,721*
Breakwater Resources Ltd.                                   277,000              437,118*
Central African Mining & Exploration Co., plc            10,331,667           11,382,236*
Consolidated Thompson Iron Mines Ltd.                     2,000,000            6,329,331*+
Constellation Copper Corp.                                2,863,000            3,535,780*
Dia Bras Exploration, Inc.                                1,230,300            1,255,623*
Dumont Nickel, Inc.                                         292,500               25,086*
European Nickel plc                                         770,000              693,718*
Farallon Resources Ltd.                                      59,700               31,744*
Gabriel Resources Ltd.                                      242,600            1,052,792*
HudBay Minerals, Inc.                                       693,000           12,980,377*
International Molybdenum plc                              1,981,670              271,684*
JNR Resources, Inc.                                       1,525,300            3,623,569*
Labrador Iron Ore Royalty Trust                             150,000            3,190,394
LionOre Mining International Ltd.                           850,000            9,659,091*
Lundin Mining Corp.                                          88,125            3,249,893*
Minefinders Corp., Ltd.                                     422,500            3,764,816*
North American Tungsten Corp., Ltd.                         205,000              119,554*
Northern Peru Copper Corp.                                  492,000            2,502,195*
Pacifica Resources Ltd.                                     500,000              385,935*
Precious Metals Australia Ltd.                              330,233              612,612*
Red Dragon Resources Corp.                                3,895,000            5,177,744*+
Revett Minerals, Inc.                                     4,564,400            5,010,662*+
Sterling Group Ventures, Inc.                               525,700               68,341*
Teck Cominco Ltd., Class B                                  205,000           15,454,117
Tenke Mining Corp.                                          500,000            7,397,084*
Titanium Resources Group Ltd.                             1,000,000            1,292,643*
Toledo Mining Corp. plc                                     381,000              899,180*
Zimasco Consolidated Enterprises Ltd. (RS)                   22,000                4,840*
                                                                             -----------
                                                                             110,332,218

GOLD & COPPER MINING 3.39%
----------------------------------------------------------------------------------------
Continental Minerals Corp.                                  682,962            1,258,293*
Crowflight Minerals, Inc.                                 1,139,000              410,274*
European Minerals Corp.                                   1,540,750            1,176,044*
Fortress Minerals Corp.                                     700,000              768,439*
Ivanhoe Mines Ltd.                                        1,138,700           11,230,746*
Northern Dynasty Minerals Ltd.                            1,716,750           13,987,243*
Northern Orion Resources, Inc.                            1,896,620            6,896,800*

See notes to portfolios of investments and notes to financial statements.

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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
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
COMMON STOCKS                                              SHARES               VALUE

GOLD & COPPER MINING (CONT'D)
----------------------------------------------------------------------------------------
Northgate Minerals Corp.                                    966,500          $ 3,380,581*
Taseko Mines Ltd.                                           665,000            1,733,791*
                                                                             -----------
                                                                              40,842,211

GOLD MINING 3.95%
----------------------------------------------------------------------------------------
Acadian Gold Corp.                                          608,000              511,012*
Alamos Gold, Inc.                                           700,000            5,799,314*
American Gold Capital Corp.                                 663,300            1,268,575*
Aurelian Resources, Inc.                                      5,000              132,933*
Caledon Resources plc                                     3,826,800            2,660,717*
Century Mining Corp.                                        258,896              150,986*
Corona Gold Ltd.                                             50,000                  395*
Crystallex International Corp.                              242,000              876,040*
Gammon Lake Resources, Inc.                                 278,820            4,540,988*
GBS Gold International, Inc.                                643,700            1,921,163*
Glencairn Gold Corp.                                        700,000              336,192*
Gold Fields Ltd.                                            265,000            5,021,232
Gold Fields Ltd., Sponsored ADR                              60,000            1,132,800
Medoro Resources Ltd.                                       837,714              431,071*
Metallica Resources, Inc.                                   250,000              986,278*
Moto Goldmines Ltd.                                       1,542,200           10,038,849*
Nevada Pacific Gold Ltd.                                    371,648              318,738*
Olympus Pacific Minerals, Inc.                              375,000              176,887*
Pacific Ridge Exploration Ltd.                              125,000               28,409*
Pacific Rim Mining Corp.                                     95,000               99,750*
Planet Exploration, Inc.                                    160,000               56,261*
Polyus Gold Co., ADR                                         77,662            3,828,737*
QGX Ltd.                                                    389,800              611,779*
Randgold Resources Ltd., ADR                                 65,000            1,524,900*
Red Back Mining, Inc.                                       563,480            1,715,569*
Reunion Gold Corp.                                          245,000              472,770*
Rusoro Mining Ltd.                                           52,000              170,762*
Silk Road Resources Ltd.                                    265,000              202,273*
Stingray Resources, Inc.                                    125,000              145,798*
TLC Ventures Corp.                                          807,600              339,386*
TVI Pacific, Inc.                                         5,867,428              830,297*
Virginia Gold Mines, Inc.                                   320,100            1,153,019*
X-Cal Resources Ltd.                                        412,500               99,057*
                                                                             -----------
                                                                              47,582,937

GOLD/MINERAL ROYALTY COMPANIES 0.45%
----------------------------------------------------------------------------------------
Aberdeen International, Inc.                                256,250              213,175*
International Royalty Corp.                               1,034,850            5,271,877*
                                                                             -----------
                                                                               5,485,052

See notes to portfolios of investments and notes to financial statements.

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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                              SHARES               VALUE

INTERNET 0.20%
----------------------------------------------------------------------------------------
Investika Ltd.                                              741,000          $ 2,279,240*+
Worldbid Corp.                                               20,000               77,000*
                                                                             -----------
                                                                               2,356,240

OIL & GAS - INTEGRATED 11.59%
----------------------------------------------------------------------------------------
ConocoPhillips                                               20,000            1,439,000
Marathon Oil Corp.                                          335,000           30,987,500
Oao Gazprom, Sponsored ADR                                  400,000           18,400,000
PetroChina Co., Ltd., ADR                                   221,000           31,112,380
Petroleo Brasileiro S.A., ADR                               370,000           34,321,200
Suncor Energy, Inc.                                         295,000           23,278,450
                                                                             -----------
                                                                             139,538,530

OIL & GAS DRILLING 5.26%
----------------------------------------------------------------------------------------
AJ Lucas Group Ltd.                                         928,093              824,216*
Noble Corp.                                                 410,000           31,221,500
Rowan Companies, Inc.                                       220,000            7,304,000
SeaDrill Ltd.                                               400,000            6,752,259*
Smith International, Inc.                                   305,000           12,526,350
Xtreme Coil Drilling Corp.                                  450,000            4,785,592*
                                                                             -----------
                                                                              63,413,917

OIL & GAS EQUIPMENT & SERVICES 10.89%
----------------------------------------------------------------------------------------
Blackwatch Energy Services Trust                            285,000            1,488,551
Calfrac Well Services Ltd.                                  184,500            3,496,955
Cameron International Corp.                                 200,000           10,610,000*
Divestco, Inc.                                            1,006,000            2,571,081*
Dril-Quip, Inc.                                             420,000           16,447,200*
Grant Prideco, Inc.                                         255,000           10,141,350*
McDermott International, Inc.                               587,500           29,880,250*
Petroleum Geo-Services ASA                                  450,000           10,573,461*
Petrowest Energy Services Trust                             125,000              879,074
Pure Energy Services Ltd.                                    39,900              458,542*
Schlumberger Ltd.                                           475,000           30,001,000
Trican Well Service Ltd.                                    601,500           10,482,401
Weatherford International Ltd.                              100,000            4,179,000*
                                                                             -----------
                                                                             131,208,865

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 10.43%
----------------------------------------------------------------------------------------
BA Energy, Inc. (RS)                                        421,100            3,430,918*
Bankers Petroleum Ltd.                                    2,600,000            1,449,400*
Big Sky Energy Corp.                                      3,990,350            2,992,762*
Big Sky Energy Corp. (RS)                                 1,400,000              997,500*

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                              SHARES               VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
----------------------------------------------------------------------------------------
Birchcliff Energy Ltd.                                      710,000          $ 2,490,480*
Choice Resources Corp.                                    1,631,500              867,521*
Coastal Energy Co.                                        3,100,000            1,435,678*
Coastal Energy Co., 144A                                  4,800,000            2,222,985*
Delta Petroleum Corp.                                       360,000            8,337,600*
Energy XXI Acquisition Corp.                                419,000            2,053,100*
Exile Resources, Inc.                                     2,225,500              615,544*+
Exploration Company of Delaware                           1,000,000           13,340,000*
Foothills Resources, Inc.                                    12,000               15,240*
Foothills Resources, Inc. (RS)                            1,266,667            1,528,867
Galleon Energy, Inc., Class A                               445,600            6,909,475*
Geopark Holdings Ltd., 144A                                 780,000            4,682,305*
Goodrich Petroleum Corp.                                    314,600           11,382,228*
Gran Tierra Energy, Inc.                                    783,675              932,573*
Gran Tierra Energy, Inc. (RS)                             3,100,000            3,506,100*
Green Dragon Gas Ltd.                                       836,331            5,243,795*
Grove Energy Ltd.                                         1,600,000              960,549
Ivory Energy, Inc.                                        3,453,166            2,284,891*+
Legacy Energy LLC, 144A (RS)                                263,158            5,000,000*
Pacific Stratus Energy Ltd.                                 741,600            4,324,940*
Pearl Exploration and Production Ltd.                       126,900              552,875*
Petrobank Energy & Resources Ltd.                           444,500            6,755,180*
Petrobank Energy & Resources Ltd., 144A                      30,000              455,918*
Salinas Energy Ltd.                                       1,075,000              330,956*
Silverwing Energy, Inc.                                      74,400               70,189*
Sound Oil plc                                            14,005,500            1,508,676*
Tyner Resources Ltd.                                        890,000              328,216*
Verona Development Corp.                                    658,800              146,902*
White Nile Ltd.                                          12,319,500           28,471,460*
                                                                             -----------
                                                                             125,624,823

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 4.55%
----------------------------------------------------------------------------------------
Addax Petroleum Corp.                                        75,900            2,131,189*
Newfield Exploration Co.                                    140,000            6,433,000*
Nexen, Inc.                                                 390,000           21,472,213
Southwestern Energy Co.                                     225,000            7,886,250*
Western Oil Sands, Inc., Class A                            600,000           16,831,904*
                                                                             -----------
                                                                              54,754,556

OIL & GAS REFINING & MARKETING 2.79%
----------------------------------------------------------------------------------------
Frontier Oil Corp.                                          375,000           10,777,500
Holly Corp.                                                 245,000           12,593,000
Valero Energy Corp.                                         200,000           10,232,000
                                                                             -----------
                                                                              33,602,500

See notes to portfolios of investments and notes to financial statements.

74
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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                              SHARES               VALUE

OIL & GAS ROYALTY TRUSTS 5.75%
----------------------------------------------------------------------------------------
ARC Energy Trust                                            176,400            3,373,688
Bonavista Energy Trust                                      315,000            7,604,846
Canadian Oil Sands Trust                                    595,000           16,640,609
Crescent Point Energy Trust                                 215,450            3,252,075
Enerplus Resources Fund                                     140,000            6,105,387
Harvest Energy Trust                                        391,300            8,802,572
Penn West Energy Trust                                      346,000           10,555,617
San Juan Basin Royalty Trust                                200,000            6,570,000
Vermilion Energy Trust                                      210,000            6,303,602
                                                                             -----------
                                                                              69,208,396

PAPER PRODUCTS 0.13%
----------------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd.                          622,000            1,532,150

PLATINUM GROUP METALS 1.24%
----------------------------------------------------------------------------------------
African Platinum plc                                      7,116,000            4,877,964*
Anooraq Resources Corp.                                     750,000              906,947*
Aquarius Platinum Ltd.                                        6,862              151,564
Beartooth Platinum Corp.                                  2,645,000              249,528*
Eastern Platinum Ltd.                                     7,611,700            8,290,617*
Osmium Holdings S.A. (RS)                                       104               10,400*
Platinum Group Metals Ltd.                                  242,700              493,310*
                                                                             -----------
                                                                              14,980,330

POTASH & AGRICULTURAL FERTILIZERS 0.02%
----------------------------------------------------------------------------------------
Spur Ventures, Inc.                                         435,000              220,111*

POWER TECHNOLOGY 0.01%
----------------------------------------------------------------------------------------
Dynex Power, Inc.                                           675,000               98,413*

SILVER MINING 0.82%
----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                     672,160            9,886,401*

SUGAR/ETHANOL 1.16%
----------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio                             495,000           10,356,424*
Infinity Bio-Energy Ltd.                                    687,400            3,663,842*
                                                                             -----------
                                                                              14,020,266

TRANSPORTATION 1.78%
----------------------------------------------------------------------------------------
DryShips, Inc.                                              650,000           11,706,500
GulfMark Offshore, Inc.                                     105,800            3,957,978*

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                              SHARES               VALUE

TRANSPORTATION (CONT'D)
----------------------------------------------------------------------------------------
Songa Offshore ASA                                          550,000          $ 5,799,966*
                                                                             -----------
                                                                              21,464,444
URANIUM 5.21%
----------------------------------------------------------------------------------------
Cameco Corp.                                                225,000            9,108,062
Energy Metals Corp.                                       1,221,300           10,579,014*
Fronteer Development Group, Inc.                          1,024,700            9,447,277*
Khan Resources, Inc.                                        405,000            1,278,216*
Paladin Resources Ltd.                                    2,050,000           14,012,436*
UMC Energy plc                                            1,000,000              421,088*+
UraMin, Inc.                                              1,656,000            4,670,437*
Uranium North Resources Corp.                                29,667               35,620*
UrAsia Energy Ltd.                                        1,477,350            6,803,919*
Ur-Energy, Inc.                                           1,682,800            5,570,847*
Western Prospector Group Ltd.                               188,100              879,198*
                                                                             -----------
                                                                              62,806,114

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          995,592,667
----------------------------------------------------------------------------------------
  (cost $845,738,279)

WARRANTS 7.21%

COAL 0.15%
----------------------------------------------------------------------------------------
Coalcorp Mining, Inc., Warrants (September 2007)            500,000                4,288*
Coalcorp Mining, Inc., Warrants (February 2011)           7,842,000            1,479,623*
Coalcorp Mining, Inc., Warrants (August 2011)             2,173,500              354,280*
                                                                             -----------
                                                                               1,838,191

DIAMOND MINING & EXPLORATION 0.00%
----------------------------------------------------------------------------------------
SouthernEra Diamonds, Inc., Warrants (November 2008)        100,000                6,003*

GENERAL METAL & MINERAL MINING 0.36%
----------------------------------------------------------------------------------------
Baja Mining Corp., Warrants (April 2008)                  1,055,500               63,366*
Baja Mining Corp., Warrants (April 2009)                     62,770               56,256*
Blue Pearl Mining Ltd., Warrants (October 2011)             167,500              675,172*
Breakwater Resources Ltd., Warrants (January 2009)        3,205,350            2,941,445*
International Molybdenum plc, Warrants (July 2010)          958,335               75,078*
Pacifica Resources Ltd., Warrants (March 2008)              125,000                    0*
Red Dragon Resources Corp., Warrants (December 2007)      1,860,000              478,559*
                                                                             -----------
                                                                               4,289,876

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

WARRRANTS                                                  SHARES               VALUE

GOLD & COPPER MINING 0.39%
----------------------------------------------------------------------------------------
European Minerals Corp., Warrants (December 2008)           219,125          $    89,266*
European Minerals Corp., Warrants (April 2010)            1,001,000              403,491*
European Minerals Corp., Warrants (March 2011)              665,000              235,260*
Northern Orion Resources, Inc., Warrants (May 2008)       1,521,900            3,197,817*
Northern Orion Resources, Inc., Warrants (February
  2010)                                                     571,550              715,663*
                                                                             -----------
                                                                               4,641,497

GOLD MINING 3.88%
----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)           178,600            4,232,820*^
Bema Gold Corp., Warrants (October 2007)                    129,590              491,242*
Bema Gold Corp., Warrants (September 2011)                  114,400              183,472*
Century Mining Corp., Warrants (March 2007)                 500,000              102,916*
Glencairn Gold Corp., Warrants (November 2008)              337,700               53,580*
Goldcorp, Inc., Warrants (June 2011)                      1,464,566           21,227,321*
IAMGOLD Corp., Warrants (August 2008)                       354,540              480,423*
Kinross Gold Corp., Warrants (December 2007)              2,461,877            2,808,144*
Metallica Resources, Inc., Warrants (December 2008)         260,000              419,211*
Red Back Mining, Inc., Warrants (July 2007)                 150,000              199,400*
TLC Ventures Corp., Warrants (January 2008)                 187,500                    0*
Yamana Gold, Inc., Warrants (November 2008)               2,717,750           16,548,907*
                                                                             -----------
                                                                              46,747,436

OIL & GAS EQUIPMENT & SERVICES 0.00%
----------------------------------------------------------------------------------------
Hyduke Energy Services, Inc., Warrants (June 2007)          262,500                    0*

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.33%
----------------------------------------------------------------------------------------
Bankers Petroleum Ltd., Warrants (November 2009)          3,143,600              903,178*
Coastal Energy Co., Warrants (July 2010)                  1,000,000                    0*
Energy XXI Acquisition Corp., Warrants (October
  2009)                                                     790,000              734,700*
Exile Resources, Inc., Warrants (May 2008)                1,050,000                    0*
Foothills Resources, Inc., Warrants (September 2011)
  (RS)                                                      633,333                    0*
Gran Tierra Energy, Inc., Warrants (June 2011) (RS)       1,550,000                    0*
Ivory Energy, Inc., Warrants (February 2008)                833,250                    0*
Ivory Energy, Inc., Warrants (June 2008)                  1,666,666                    0*
Pacific Stratus Energy Ltd., Warrants (July 2007)           160,000              521,441*
Pacific Stratus Energy Ltd., Warrants (July 2008)           748,000            1,796,226*
Tyner Resources Ltd., Warrants (May 2007)                   425,000                    0*
                                                                             -----------
                                                                               3,955,545

PLATINUM GROUP METALS 0.04%
----------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (April 2008)                200,500              125,527*
Eastern Platinum Ltd., Warrants (March 2009)                900,000              355,060*
                                                                             -----------
                                                                                 480,587

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

WARRRANTS                                                  SHARES               VALUE

SILVER MINING 2.01%
----------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)          42,400          $   652,727*
Silver Wheaton Corp., Warrants (August 2009)              6,890,920           10,224,092*
Silver Wheaton Corp., Warrants (November 2009)            4,275,720            5,867,197*
Silver Wheaton Corp., Warrants (December 2010)            1,348,440            7,436,080*
                                                                             -----------
                                                                              24,180,096

SUGAR/ETHANOL 0.05%
----------------------------------------------------------------------------------------
Infinity Bio-Energy Ltd., Warrants (May 2010)             1,374,800              659,904*

URANIUM 0.00%
----------------------------------------------------------------------------------------
UMC Energy plc, Warrants (February 2008)                    500,000                    0*

----------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                86,799,135
----------------------------------------------------------------------------------------
  (cost $56,815,029)

SPECIAL WARRANTS 0.00%

PLATINUM GROUP METALS 0.00%
----------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)
  (cost $75,000)                                             12,500               29,250*

SUBSCRIPTION RECEIPTS 0.27%

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.27%
----------------------------------------------------------------------------------------
Pearl Exploration and Production Ltd., S/R (RS)
  (cost $2,965,860)                                         750,000            3,267,581*

UNITS 1.26%

COAL 0.13%
----------------------------------------------------------------------------------------
Bounty Industries Ltd., Units (RS)                       11,000,000            1,519,595*+

GENERAL METAL & MINERAL MINING 0.20%
----------------------------------------------------------------------------------------
Farallon Resources Ltd., Units (RS)                       3,000,000            1,564,322*
Terrane Metals Corp., 144A, Units (RS)                    1,212,000              829,482*
                                                                             -----------
                                                                               2,393,804

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

UNITS                                                      SHARES               VALUE

GOLD MINING 0.13%
----------------------------------------------------------------------------------------
Rusoro Mining Ltd., Units (RS)                              433,333          $ 1,520,566*

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.76%
----------------------------------------------------------------------------------------
Ivory Energy, Inc., Units (RS)                            1,300,000              816,124*+
Royalite Petroleum Corp., Units (RS)                      2,233,333            2,337,500*
Silverwing Energy, Inc., 144A, Units                      1,075,000            1,106,346*
Trident Resources Corp., Units (RS)                          80,000            5,000,000*
                                                                             -----------
                                                                               9,259,970

PLATINUM GROUP METALS 0.04%
----------------------------------------------------------------------------------------
Rockwell Ventures, Inc., 144A, Units (RS)                   950,000              457,075*

----------------------------------------------------------------------------------------
TOTAL UNITS                                                                   15,151,010
----------------------------------------------------------------------------------------
  (cost $15,170,165)

PURCHASED OPTIONS 1.51%                                     CONTRACTS

GOLD MINING 0.51%
----------------------------------------------------------------------------------------
Gold Fields Ltd., Strike Price 12.50, Call,                     400              296,000
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2008 (premium $763,588)                                1,175            1,245,500
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2009 (premium $1,433,727)                              1,732            2,113,040
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2008 (premium $480,275)                                1,175              857,750
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2009 (premium $1,090,071)                              1,707            1,621,650
                                                                             -----------
                                                                               6,133,940

OIL & GAS - INTEGRATED 0.42%
----------------------------------------------------------------------------------------
Suncor Energy, Inc., Strike Price 75, Call,
  Expiration Jan. 2008 (premium $3,981,935)                   2,385            3,446,325
Suncor Energy, Inc., Strike Price 80, Call,
  Expiration Jan. 2008 (premium $2,139,635)                   1,395            1,653,075
                                                                             -----------
                                                                               5,099,400

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

PURCHASED OPTIONS                                         CONTRACTS             VALUE

OIL & GAS DRILLING 0.19%
----------------------------------------------------------------------------------------
Ensco International, Inc., Strike Price 55, Call,
  Jan. 2008 (premium $1,486,000)                              2,000          $ 1,160,000
GlobalSantaFe Corp., Strike Price 65, Call,
  Expiration Jan. 2008 (premium $1,413,760)                   2,000            1,130,000
                                                                             -----------
                                                                               2,290,000

OIL & GAS EQUIPMENT & SERVICES 0.10%
----------------------------------------------------------------------------------------
Weatherford International Ltd., Strike Price 40,
  Call, Expiration Jan. 2008 (premium $1,390,700)             1,500            1,155,000

OIL & GAS REFINING & MARKETING 0.12%
----------------------------------------------------------------------------------------
Valero Energy Corp., Strike Price 60, Call,
  Expiration Jan. 2009 (premium $2,093,385)                   1,815            1,452,000

URANIUM 0.17%
----------------------------------------------------------------------------------------
Cameco Corp., Strike Price 35, Call, Expiration Jan.
  2008 (premium $747,080)                                     1,000            1,030,000
Cameco Corp., Strike Price 40, Call, Expiration Jan.
  2009 (premium $801,290)                                     1,000            1,080,000
                                                                             -----------
                                                                               2,110,000

----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       18,240,340
----------------------------------------------------------------------------------------
  (cost $18,094,646)

RIGHT 0.00%                                                  SHARES

DIAMOND MINING & EXPLORATION 0.00%
----------------------------------------------------------------------------------------
Diamond Fields International Ltd.
  (cost $0)                                                 112,000                  961*

                                                         PRINCIPAL
CONVERTIBLE DEBENTURE 0.06%                               AMOUNT

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.06%
----------------------------------------------------------------------------------------
Gastar Exploration Ltd., 9.75%, maturity 11/12/09
  (cost $1,500,000)                                     $ 1,500,000              728,850

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

                                                         PRINCIPAL
NOTE 0.53%                                                 AMOUNT                VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.53%
----------------------------------------------------------------------------------------
Pacific Stratus Energy Ltd., 13.00%, maturity
  6/14/11 (cost $6,785,196)                      CAD    $ 7,480,000       $    6,415,094

NOTE UNIT 0.81%

COAL 0.81%
----------------------------------------------------------------------------------------
Coalcorp Mining, Inc., 12%, maturity 8/31/11
  (cost $10,350,000)                                     10,350,000            9,729,517*

----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                           1,135,954,405
----------------------------------------------------------------------------------------
  (cost $957,494,175)

REPURCHASE AGREEMENT 4.81%

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/29/06, 4.80%, due 01/02/07,
  repurchase price $57,980,972, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $57,950,065)                  57,950,065           57,950,065

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.12%                                                   1,193,904,470
----------------------------------------------------------------------------------------
  (cost $1,015,444,240)
Other assets and liabilities, net 0.88%                                       10,570,539
                                                                          --------------

NET ASSETS 100%                                                           $1,204,475,009
                                                                          --------------

                                                          SHARES SUBJECT
CALL OPTIONS WRITTEN                                         TO CALL              VALUE

----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Strike Price 50, Expiration
  May 2007                                                   10,000           $   28,250
Agnico-Eagle Mines Ltd., Strike Price 50, Expiration
  Aug. 2007                                                  10,000               17,000
Barrick Gold Corp., Strike Price 20, Expiration Jan.
  2009                                                        5,000               66,000

----------------------------------------------------------------------------------------
TOTAL CALL WRITTEN OPTIONS                                                    $  111,250
----------------------------------------------------------------------------------------
  (premiums received $112,347) (Note 1 E)

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS 58.53%                                        SHARES                VALUE

DATA PROCESSING & SOFTWARE 0.04%
-----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                       1,095,000         $    438,000*

DIAMOND MINING & EXPLORATION 0.85%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                            87,000            3,208,405
Diagem, Inc.                                               3,111,000              293,491*
Diamond Fields International Ltd.                          1,856,000              143,259*
Diamonds North Resources Ltd.                              2,850,400            1,809,002*+
Kimberley Diamond Co. NL                                     500,000              365,097*
Metalex Ventures Ltd.                                        116,000               45,266*
Shore Gold, Inc.                                             388,800            2,050,703*
Tahera Diamond Corp.                                         160,000              164,665*
Vaaldiam Resources Ltd.                                    1,054,999              805,274*
                                                                             ------------
                                                                                8,885,162

FINANCIAL SERVICES 0.82%
-----------------------------------------------------------------------------------------
CI Financial Income Fund                                      70,000            1,604,117
GMP Capital Trust                                            292,800            5,474,305
Jovian Capital Corp.                                       1,919,600            1,448,755*
                                                                             ------------
                                                                                8,527,177

GOLD/MINERAL EXPLORATION & DEVELOPMENT 20.59%
-----------------------------------------------------------------------------------------
African Platinum plc                                      11,733,223            8,043,036*
Africo Resources Ltd.                                         19,232               65,977*
Alamos Gold, Inc.                                          1,664,240           13,787,786*
Amarc Resources Ltd.                                         614,545              242,445*
American Gold Capital Corp.                                1,855,100            3,547,918*+
Amerix Precious Metals Corp.                                 610,275              138,699*
Andina Minerals, Inc.                                        216,900              556,202*
Anooraq Resources Corp.                                    3,491,600            4,220,330*
Arizona Star Resources Corp.                                 631,700            7,476,381*
Atikwa Minerals Corp.                                      2,564,333              153,948*+
AuEx Ventures, Inc.                                           96,700              174,159*
Aurelian Resources, Inc.                                      11,800              313,722*
Aurizon Mines Ltd.                                           579,200            1,818,072*
Baja Mining Corp.                                          1,162,400            1,315,925*
Beartooth Platinum Corp.                                   3,747,500              353,538*
Bendigo Mining NL                                          1,800,000            1,108,318*
Bolnisi Gold NL                                            1,250,000            3,019,455
Caledon Resources plc                                      4,188,000            2,911,855*
Candente Resource Corp.                                      261,000              279,803*
Carpathian Gold, Inc.                                        877,300              632,017*
Central African Gold plc                                   8,150,000            1,676,029*
Central African Mining & Exploration Co., plc              2,510,000            2,765,228*
Continental Minerals Corp.                                   744,054            1,371,905*

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                               SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Continental Precious Minerals, Inc.                          330,200         $    824,084*
Coral Gold Resources Ltd.                                     66,000              198,113*
Corona Gold Ltd.                                             812,500                6,414*
Corriente Resources, Inc.                                    604,300            2,124,897*
Dia Bras Exploration, Inc.                                 1,220,300            1,245,418*
DRDGOLD Ltd., Sponsored ADR                                   25,000               22,500*
Dumont Nickel, Inc.                                        2,087,500              179,031*
Eastern Platinum Ltd.                                     19,173,925           20,884,121*
ECU Silver Mining, Inc.                                    1,016,300            3,015,779*
Erdene Gold, Inc.                                            654,400              404,089*
European Minerals Corp.                                    1,546,800            1,180,662*
European Nickel plc                                          396,000              356,769*
EXMIN Resources, Inc.                                        543,500              340,270*
EXMIN Resources, Inc., 144A                                1,000,000              626,072*
Farallon Resources Ltd.                                    2,352,500            1,250,900*
First Point Minerals Corp.                                 1,881,000              258,113*
Fortress Minerals Corp.                                      451,800              495,973*
Frontier Pacific Mining Corp.                              1,559,000            1,016,158*
Gabriel Resources Ltd.                                     1,333,800            5,788,189*
GBS Gold International, Inc.                               1,733,750            5,174,485*
Gold Reserve, Inc.                                           277,600            1,305,278*
Gold Summit Corp.                                            323,000               56,788*
Golden China Resources Corp.                                 384,000              546,690*+
Golden Odyssey Mining, Inc.                                1,549,000              524,747*
Grandview Gold, Inc.                                       1,354,000              696,741*+
Great Basin Gold Ltd.                                      1,518,800            2,540,017*
Guyana Goldfields, Inc.                                      102,000            1,042,744*
Inca Pacific Resources, Inc.                                 204,700              166,780*
International Molybdenum plc                               1,105,000              151,494*
Ivanhoe Mines Ltd.                                         1,641,500           16,189,768*
Kings Minerals NL                                         11,220,508            6,155,941*
Lake Shore Gold Corp.                                        605,200              809,702*
Latitude Resources plc                                     3,000,000              227,681*
Laurion Mineral Exploration, Inc.                            189,000               18,235*
Leyshon Resources Ltd.                                     2,321,000            1,420,561*
Linear Gold Corp.                                          1,139,800            6,060,686*+
Medoro Resources Ltd.                                        553,142              284,636*
Metallic Ventures Gold, Inc.                               1,292,800            2,029,009*
Metallica Resources, Inc.                                    315,000            1,242,710*
Mindoro Resources Ltd.                                        29,500               22,313*
Minefinders Corp., Ltd.                                      883,500            7,872,697*
Mirasol Resources Ltd.                                       140,000              118,868*
Moss Lake Gold Mines Ltd.                                  2,912,500              849,271*+
Moto Goldmines Ltd.                                        1,446,400            9,415,245*
Moydow Mines International, Inc.                             256,500               41,797*
Northern Dynasty Minerals Ltd.                               933,150            7,602,852*

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
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
COMMON STOCKS                                               SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Oceana Gold Ltd.                                           1,500,000         $    882,154*
Odyssey Resources Ltd.                                     2,165,000              222,813*
Olympus Pacific Minerals, Inc.                             1,425,000              672,170*
Osmium Holdings S.A. (RS)                                        891               89,100*
Oxus Gold plc                                                242,500              180,480*
Pacific North West Capital Corp.                           1,684,466              556,192*
Pacific Rim Mining Corp.                                   5,115,600            5,370,152*
Palmarejo Silver and Gold Corp.                               15,000              111,792*
Paragon Minerals Corp.                                        34,650               32,689*
Perserverance Corp. Ltd.                                     528,887              154,476*
Peru Copper Corp.                                            346,975            1,184,357*
Planet Exploration, Inc.                                     746,000              262,316*
Platinum Group Metals Ltd.                                   480,200              976,050*
Platte River Gold U.S., Inc. (RS)                            773,500            2,320,500*
Premier Gold Mines Ltd.                                      485,000              574,014*
QGX Ltd.                                                   1,021,300            1,602,898*
Radius Gold, Inc.                                          1,552,700              625,874*
Reunion Gold Corp.                                         1,617,000            3,120,283*
Ridge Mining plc                                           1,175,000            1,179,414*
Romarco Minerals, Inc.                                     7,884,853            2,028,693*+
Rubicon Minerals Corp.                                       185,000              149,142*
Rusoro Mining Ltd. (RS)                                      124,000              407,201*
San Anton Resource Corp.                                      37,500               34,734*
Simberi Mining Corp.                                         100,000               10,720*
Solitario Resources Corp.                                    572,300            2,336,319*
Southwestern Resources Corp.                                  27,000              183,859*
St. Andrew Goldfields Ltd.                                   807,549              824,171*
Stingray Resources, Inc.                                     462,300              539,218*
Stratagold Corp.                                           2,423,900            2,702,461*
Strongbow Exploration, Inc.                                  806,500              415,009*
Tenke Mining Corp.                                           261,000            3,861,278*
Terrane Metals Corp.                                       1,094,500              788,491*
TLC Ventures Corp.                                         2,299,700              966,426*
Tone Resources Ltd.                                          169,500              174,443*
Vedron Gold, Inc.                                          5,909,010            1,773,716*+
Verena Minerals Corp.                                      1,721,000              826,552*
Victoria Resources Corp.                                     242,000              134,906*
Virginia Gold Mines, Inc.                                    527,800            1,901,166*
Wesdome Gold Mines Ltd.                                      360,000              691,595*
West Timmins Mining, Inc.                                    696,000              340,240*
White Knight Resource Ltd.                                 1,772,700            2,432,521*
Wolfden Resources, Inc.                                      335,000              876,286*
X-Cal Resources Ltd.                                       4,100,500              984,683*
                                                                             ------------
                                                                              214,259,590

See notes to portfolios of investments and notes to financial statements.

84
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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                               SHARES                VALUE

GOLD/MINERAL ROYALTY COMPANIES 0.47%
-----------------------------------------------------------------------------------------
Aberdeen International, Inc.                               2,234,500            1,858,889*+
International Royalty Corp.                                  600,750            3,060,425*
                                                                             ------------
                                                                                4,919,314

INTERMEDIATE & JUNIOR GOLD PRODUCERS 20.13%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                       61,000            2,515,751^
Avnel Gold Mining Ltd.                                         1,900                1,629*
Bema Gold Corp.                                               16,000               84,000*
Century Mining Corp.                                       3,008,225            1,754,368*
Crystallex International Corp.                               630,000            2,280,600*
Eldorado Gold Corp.                                          470,000            2,543,482*
Emperor Mines Ltd.                                         1,030,000              134,158*
Gammon Lake Resources, Inc.                                1,266,273           20,623,091*
Glencairn Gold Corp.                                       3,223,000            1,547,925*
Golden Star Resources Ltd.                                    10,000               29,245*
Harmony Gold Mining Co., Ltd., Sponsored ADR                 154,900            2,439,675*
Hecla Mining Co.                                             396,000            3,033,360*
High River Gold Mines Ltd.                                 2,243,400            4,136,629*
IAMGOLD Corp.                                                614,209            5,424,349
Jaguar Mining, Inc.                                          728,800            4,244,041*
Kingsgate Consolidated Ltd.                                  750,020            2,486,676
Meridian Gold, Inc.                                        1,167,180           32,438,005*
Nevada Pacific Gold Ltd.                                   3,188,135            2,734,250*
Nevsun Resources Ltd.                                        105,000              229,631*
Northern Orion Resources, Inc.                             6,298,310           22,902,863*
Northgate Minerals Corp.                                   2,934,389           10,266,792*
Randgold Resources Ltd., ADR                               1,884,834           44,218,206*
Red Back Mining, Inc.                                      1,492,900            4,545,279*
Resolute Mining Ltd.                                       1,500,000            2,001,129*
Revett Minerals, Inc.                                      2,240,600            2,459,664*
Silvercorp Metals, Inc.                                    1,301,740           19,146,519*
Sino Gold Ltd.                                             1,000,000            5,762,620*
Troy Resources NL                                            185,976              396,385
TVI Pacific, Inc.                                         11,623,856            1,644,885*
Yamana Gold, Inc.                                            568,216            7,460,881
                                                                             ------------
                                                                              209,486,088

INTERNET 0.07%
-----------------------------------------------------------------------------------------
Investika Ltd.                                               231,000              764,598*

METAL & MINERAL MINING 3.02%
-----------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                     1,960,200            3,648,057
AMT International Mining Corp.                             1,000,000               14,580*
Aquarius Platinum Ltd.                                       110,045            2,430,610

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                               SHARES                VALUE

METAL & MINERAL MINING (CONT'D)
-----------------------------------------------------------------------------------------
Blue Pearl Mining Ltd.                                       200,000         $  1,692,967*
Breakwater Resources Ltd.                                    495,000              781,132*
Coalcorp Mining, Inc.                                        512,500              268,117*
Constellation Copper Corp.                                   280,000              345,798*
Herald Resources Ltd.                                      1,000,000              813,082*
HudBay Minerals, Inc.                                         47,000              880,343*
Impact Silver Corp.                                           19,500               30,939*
JNR Resources, Inc.                                          500,900            1,189,960*
Linear Metals Corp.                                          874,010              959,462*
Lundin Mining Corp.                                          178,045            6,565,982*
New Pacific Metals Corp.                                      10,000               14,580*
North American Tungsten Corp., Ltd.                        1,202,500              701,286*
Northern Peru Copper Corp.                                    27,500              139,858*
Paladin Resources Ltd.                                        54,539              383,172*
Pan American Silver Corp.                                     10,000              251,700*
Red Hill Energy, Inc.                                        168,200              119,731*
Rockwell Ventures, Inc.                                       75,500               38,203*
Silver Wheaton Corp.                                         338,000            3,542,333*
Taseko Mines Ltd.                                            410,000            1,068,954*
Toledo Mining Corp. plc                                      355,200              838,291*
Uranium North Resources Corp.                                442,149              530,882*
UrAsia Energy Ltd.                                            39,000              179,614*
Western Copper Corp.                                          60,000               61,750*
Western Prospector Group Ltd.                                834,100            3,898,666*
Zimasco Consolidated Enterprises Ltd. (RS)                   192,500               42,350*
                                                                             ------------
                                                                               31,432,399

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.22%
-----------------------------------------------------------------------------------------
Big Sky Energy Corp.                                       2,528,750            1,896,562*
Big Sky Energy Corp. (RS)                                    500,000              356,250*
                                                                             ------------
                                                                                2,252,812

OIL & GAS EXTRACTION 0.20%
-----------------------------------------------------------------------------------------
Choice Resources Corp.                                       618,500              328,876*
Pacific Stratus Energy Ltd.                                  298,500            1,740,823*
                                                                             ------------
                                                                                2,069,699

OIL & GAS ROYALTY TRUSTS 0.23%
-----------------------------------------------------------------------------------------
ARC Energy Trust                                               5,000               95,626
Bonvista Energy Trust                                         22,000              531,132
Harvest Energy Trust                                          77,533            1,744,160
                                                                             ------------
                                                                                2,370,918

See notes to portfolios of investments and notes to financial statements.

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  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                               SHARES                VALUE

SENIOR GOLD PRODUCERS 11.89%
---------------------------------------------------------------------------------------------
Barrick Gold Corp.                                            94,574         $  2,903,422
Freeport-McMoRan Copper & Gold, Inc., Class B                252,800           14,088,544
Gold Fields Ltd.                                             240,000            4,547,531
Gold Fields Ltd., Sponsored ADR                            1,120,980           21,164,102
Goldcorp, Inc.                                             2,370,337           67,412,302
Lihir Gold Ltd.                                              850,000            2,093,489*
Newmont Mining Corp.                                         108,280            4,888,842
Polyus Gold Co., ADR                                         135,162            6,663,487*
                                                                             ------------
                                                                              123,761,719

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           609,167,476
-----------------------------------------------------------------------------------------
  (cost $451,968,132)

EXCHANGE-TRADED FUNDS 3.03%

iShares Silver Trust                                          31,640            4,070,170*
streetTRACKS Gold Trust                                      435,020           27,497,614*

-----------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                    31,567,784
-----------------------------------------------------------------------------------------
  (cost $30,148,501)

WARRANTS 21.74%

DIAMOND MINING & EXPLORATION 0.00%
-----------------------------------------------------------------------------------------
SouthernEra Diamonds, Inc., Warrants (November 2008)         100,000                6,003*

GOLD/MINERAL EXPLORATION & DEVELOPMENT 1.17%
-----------------------------------------------------------------------------------------
Baja Mining Corp., Warrants (April 2008)                     527,750               31,683*
Baja Mining Corp., Warrants (April 2009)                   1,016,490              911,005*
Eastern Platinum Ltd., Warrants (April 2008)               1,164,200              728,874*
Eastern Platinum Ltd., Warrants (March 2009)                 244,500               96,458*
European Minerals Corp., Warrants (December 2008)          2,369,200              965,154*
European Minerals Corp., Warrants (April 2010)             2,511,000            1,012,153*
European Minerals Corp., Warrants (March 2011)             3,529,500            1,248,644*
EXMIN Resources, Inc., Warrants (February 2007)              500,000               55,746*
Grandview Gold, Inc., Warrants (July 2009)                   350,000                    0*
Metallic Ventures Gold, Inc., Warrants (March 2009)          654,500              308,726*
Metallica Resources, Inc., Warrants (December 2008)        1,857,100            2,994,295*
Moto Goldmines Ltd., Warrants (August 2007)                  137,500              511,792*
NovaGold Resources, Inc., Warrants (January 2008)             52,400              404,909*
NovaGold Resources, Inc., Warrants (October 2008)            207,700            2,324,601*
Platte River Gold U.S., Inc., Warrants (March 2009)
  (RS)                                                       195,000              195,000*

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

WARRANTS                                                    SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Romarco Minerals, Inc., Warrants (September 2007)          5,682,353         $    438,604*
TLC Ventures Corp., Warrants (January 2008)                  200,000                    0*
Vedron Gold, Inc., Warrants (June 2007)                      425,000                    0*
                                                                             ------------
                                                                               12,227,644

GOLD/MINERAL ROYALTY COMPANIES 0.00%
-----------------------------------------------------------------------------------------
Aberdeen International, Inc., Warrants (December
  2007)                                                    1,000,000               60,034*

INTERMEDIATE & JUNIOR GOLD PRODUCERS 10.17%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)          1,119,360           26,526,073*^
Avnel Gold Mining Ltd., Warrants (June 2010)                  14,000                7,444*
Bema Gold Corp., Warrants (October 2007)                   4,448,720           16,863,930*
Bema Gold Corp., Warrants (September 2011)                 1,310,920            2,102,419*
Century Mining Corp., Warrants (March 2007)                  500,000              102,916*
Glencairn Gold Corp., Warrants (November 2008)             1,568,800              248,909*
Golden Star Resources Ltd., Warrants (February 2007)         356,000               27,479*
IAMGOLD Corp., Warrants (August 2008)                      3,341,445            4,527,859*
Jaguar Mining, Inc., Warrants (December 2007)                 59,520              152,629*
Kinross Gold Corp., Warrants (December 2007)               4,238,160            4,834,265*
Nevsun Resources Ltd., Warrants (June 2008)                  252,380              205,627*
Nevsun Resources Ltd., Warrants (October 2008)                39,600               33,962*
Northern Orion Resources, Inc., Warrants (May 2008)        5,465,510           11,484,133*
Northern Orion Resources, Inc., Warrants (February
  2010)                                                    2,938,328            3,679,210*
Red Back Mining, Inc., Warrants (July 2007)                  150,000              199,400*
Rio Narcea Gold Mines, Warrants (September 2008)           1,289,750              481,168*
Yamana Gold, Inc., Warrants (November 2008)                5,635,560           34,316,017*
                                                                             ------------
                                                                              105,793,440

METAL & MINERAL MINING 4.39%
-----------------------------------------------------------------------------------------
Blue Pearl Mining Ltd., Warrants (October 2011)              132,100              532,479*
Breakwater Resources Ltd., Warrants (January 2009)         1,213,450            1,113,543*
Coalcorp Mining, Inc., Warrants (February 2011)              204,000               38,491*
Pan American Silver Corp., Warrants (February 2008)           98,330            1,513,742*
Silver Wheaton Corp., Warrants (August 2009)              12,452,120           18,475,272*
Silver Wheaton Corp., Warrants (November 2009)             6,416,900            8,805,352*
Silver Wheaton Corp., Warrants (December 2010)             2,757,320           15,205,461*
                                                                             ------------
                                                                               45,684,340

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.00%
-----------------------------------------------------------------------------------------
Bankers Petroleum Ltd., Warrants (November 2009)              33,000                9,481*

OIL & GAS EXTRACTION 0.03%
-----------------------------------------------------------------------------------------
Pacific Stratus Energy Ltd., Warrants (July 2007)             85,000              277,015*

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

WARRANTS                                                    SHARES                VALUE

SENIOR GOLD PRODUCERS 5.98%
-----------------------------------------------------------------------------------------
Goldcorp, Inc., Warrants (June 2011)                       4,292,162         $ 62,208,085*

-----------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                226,266,042
-----------------------------------------------------------------------------------------
  (cost $163,666,984)

SPECIAL WARRANTS 0.03%

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.03%
-----------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                      112,500              263,250*
Western Exploration & Development Ltd., 144A,
  Special Warrants (RS)                                      600,000                    0*

-----------------------------------------------------------------------------------------
TOTAL SPECIAL WARRANTS                                                            263,250
-----------------------------------------------------------------------------------------
  (cost $975,000)

SUBSCRIPTION RECEIPTS 0.10%

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.10%
-----------------------------------------------------------------------------------------
Kings Minerals NL, S/R (RS)
  (cost $735,925)                                          1,040,000              963,293*

UNITS 1.04%

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.92%
-----------------------------------------------------------------------------------------
Golden China Resources Corp., 144A, Units (RS)               900,000            1,518,268*+
Hainan Mining Corp., Units (RS)                            1,705,000            1,335,731*
Mindoro Resources Ltd., 144A, Units (RS)                   1,500,000            1,075,472*
Platte River Gold U.S., Inc., Units (RS)                     175,000              525,000*
Rusoro Mining Ltd., Units (RS)                             1,200,000            4,210,800*
Terrane Metals Corp., 144A, Units (RS)                     1,351,000              954,458*
                                                                             ------------
                                                                                9,619,729

METAL & MINERAL MINING 0.12%
-----------------------------------------------------------------------------------------
Rockwell Ventures, Inc., 144A, Units (RS)                  2,575,000            1,238,915*

-----------------------------------------------------------------------------------------
TOTAL UNITS                                                                    10,858,644
-----------------------------------------------------------------------------------------
  (cost $9,017,104)

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

PURCHASED OPTIONS 1.64%                                    CONTRACTS             VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.10%
-----------------------------------------------------------------------------------------
Gammon Lake Resources, Inc., Strike Price 12.50,
  Call, Expiration June 2007 (premium $492,310)                1,500         $    712,500
Harmony Gold Mining Co., Ltd., Strike Price 12.50,
  Call, Expiration Jan. 2008 (premium $184,875)                  375              183,750
Harmony Gold Mining Co., Ltd., Strike Price 17.50,
  Call, Expiration Jan. 2008 (premium $87,851)                   375               88,125
                                                                             ------------
                                                                                  984,375

SENIOR GOLD PRODUCERS 1.54%
-----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 17.50, Call,
  Expiration Jan. 2007 (premium $29,600)                         200              156,000
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2008 (premium $1,084,422)                      875            1,041,250
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2009 (premium $1,117,914)                      875            1,155,000
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2008 (premium $741,645)                        875              691,250
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2009 (premium $823,898)                        875              848,750
Gold Fields Ltd., Strike Price 12.50, Call,
  Expiration Jan. 2008 (premium $1,090,740)                    1,500            1,110,000
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2008 (premium $1,350,559)                               1,990            2,109,400
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2009 (premium $1,047,204)                               1,075            1,311,500
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2008 (premium $1,327,744)                               2,790            2,036,700
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2009 (premium $849,564)                                 1,139            1,082,050
Goldcorp, Inc., Strike Price 30, Call, Expiration
  Jan. 2009 (premium $1,610,460)                               2,300            1,679,000
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2008 (premium $209,925)                        225              209,250
Newmont Mining Corp., Strike Price 50, Call,
  Expiration Jan. 2008 (premium $1,858,181)                    2,225              979,000
Newmont Mining Corp., Strike Price 60, Call,
  Expiration Jan. 2008 (premium $1,205,675)                    2,225              411,625
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 110, Put, Expiration Mar. 2007
  (premium $549,280)                                           1,060               42,400
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 120, Put, Expiration June 2007
  (premium $1,233,057)                                         3,600            1,206,000
                                                                             ------------
                                                                               16,069,175

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        17,053,550
-----------------------------------------------------------------------------------------
  (cost $16,894,904)

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

RIGHT 0.00%                                                 SHARES              VALUE

DIAMOND MINING & EXPLORATION 0.00%
-----------------------------------------------------------------------------------------
Diamond Fields International Ltd.
  (cost $0)                                                1,856,000        $      15,918*

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              896,155,957
-----------------------------------------------------------------------------------------
  (cost $673,406,550)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 14.50%                                AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/29/06, 4.80%, due 01/02/07,
  repurchase price $150,986,012, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $150,905,529)                $150,905,529          150,905,529

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.61%                                                   1,047,061,486
-----------------------------------------------------------------------------------------
  (cost $824,312,079)
Other assets and liabilities, net (0.61)%                                      (6,376,232)
                                                                           --------------

NET ASSETS 100%                                                            $1,040,685,254
                                                                           --------------

                                                        SHARES SUBJECT
CALL OPTIONS WRITTEN                                       TO CALL              VALUE

----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Strike Price 50, Expiration
  May 2007                                                    60,000        $     102,000
Agnico-Eagle Mines Ltd., Strike Price 50, Expiration
  Aug. 2007                                                   60,000              169,500
Agnico-Eagle Mines Ltd., Strike Price 50, Expiration
  Jan. 2008                                                   50,000              220,000

-----------------------------------------------------------------------------------------
TOTAL CALL WRITTEN OPTIONS                                                  $     491,500
-----------------------------------------------------------------------------------------
  (premiums received $598,481) (Note 1 E)

See notes to portfolios of investments and notes to financial statements.

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----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS 54.60%                                   SHARES             VALUE

DIAMOND MINING & EXPLORATION 0.34%
----------------------------------------------------------------------------------
Aber Diamond Corp.                                        22,000       $   811,321
Diamond Fields International Ltd.                        108,000             8,336*
                                                                       -----------
                                                                           819,657

FINANCIAL SERVICES 0.38%
----------------------------------------------------------------------------------
GMP Capital Trust                                         49,200           919,863

GOLD MINING 52.48%
----------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                  108,000         4,454,127^
Alamos Gold, Inc.                                      1,032,960         8,557,799*
Barrick Gold Corp.                                        27,429           842,413
Bema Gold Corp.                                            4,000            21,000*
Centerra Gold, Inc.                                      113,700         1,287,170*
Century Mining Corp.                                     559,069           326,044*
Crystallex International Corp.                           119,900           434,038*
DRDGOLD Ltd., Sponsored ADR                              100,000            90,000*
Eldorado Gold Corp.                                      224,100         1,212,754*
Freeport-McMoRan Copper & Gold, Inc., Class B            158,200         8,816,486
Gammon Lake Resources, Inc.                              276,400         4,501,592*
GBS Gold International, Inc.                             131,600           392,768*
Glencairn Gold Corp.                                     177,000            85,008*
Gold Fields Ltd.                                          95,000         1,800,064
Gold Fields Ltd., Sponsored ADR                          437,620         8,262,266
Goldcorp, Inc.                                           607,716        17,283,421
Harmony Gold Mining Co., Ltd., Sponsored ADR             253,100         3,986,325*
Hecla Mining Co.                                         198,000         1,516,680*
High River Gold Mines Ltd.                             1,119,400         2,064,074*
IAMGOLD Corp.                                            451,659         3,993,250
Ivanhoe Mines Ltd.                                       452,600         4,463,894*
Jaguar Mining, Inc.                                      153,300           892,716*
Kingsgate Consolidated Ltd.                              380,000         1,259,882
Lihir Gold Ltd.                                          500,000         1,231,464*
Meridian Gold, Inc.                                      565,020        15,702,761*
Newmont Mining Corp.                                      57,070         2,576,710
Northern Orion Resources, Inc.                         1,530,170         5,564,212*
Northgate Minerals Corp.                               1,000,000         3,498,723*
Polyus Gold Co., ADR                                      62,500         3,081,250*
Randgold Resources Ltd., ADR                             447,100        10,488,966*
Red Back Mining, Inc.                                     60,000           182,676*
Royal Gold, Inc.                                          63,000         2,266,740
Sino Gold Ltd.                                           300,000         1,728,786*
Yamana Gold, Inc.                                        290,832         3,818,729
                                                                       -----------
                                                                       126,684,788

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

COMMON STOCKS                                            SHARES           VALUE

GOLD ROYALTY COMPANY 0.00%
----------------------------------------------------------------------------------
Aberdeen International, Inc.                               2,250       $     1,872

METAL & MINERAL MINING 1.15%
----------------------------------------------------------------------------------
Eastern Platinum Ltd.                                  1,560,000         1,699,142*
Lundin Mining Corp.                                       15,430           569,031*
Silver Wheaton Corp.                                      48,550           508,817*
                                                                       -----------
                                                                         2,776,990

OIL & GAS ROYALTY TRUSTS 0.25%
----------------------------------------------------------------------------------
ARC Energy Trust                                           2,500            47,813
Bonvista Energy Trust                                      5,000           120,712
Harvest Energy Trust                                      18,700           420,670
                                                                       -----------
                                                                           589,195

----------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    131,792,365
----------------------------------------------------------------------------------
  (cost $104,047,836)

EXCHANGE-TRADED FUND 5.72%

streetTRACKS Gold Trust
  (cost $13,331,201)                                     218,380        13,803,800*

WARRANTS 21.68%

GOLD MINING 19.31%
----------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)        342,640         8,120,568*^
Bema Gold Corp., Warrants (October 2007)               2,129,490         8,072,338*
Bema Gold Corp., Warrants (September 2011)               533,980           856,383*
Glencairn Gold Corp., Warrants (November 2008)            88,500            14,042*
Goldcorp, Inc., Warrants (June 2011)                   1,067,132        15,467,010*
Golden Star Resources Ltd., Warrants (February
  2007)                                                    5,000               386*
IAMGOLD Corp., Warrants (August 2008)                    653,115           885,010*
Jaguar Mining, Inc., Warrants (December 2007)             12,780            32,772*
Kinross Gold Corp., Warrants (December 2007)           2,056,540         2,345,796*
Nevsun Resources Ltd., Warrants (June 2008)               48,120            39,206*
Nevsun Resources Ltd., Warrants (October 2008)             4,600             3,945*
Northern Orion Resources, Inc., Warrants (May
  2008)                                                1,252,740         2,632,258*
Northern Orion Resources, Inc., Warrants
  (February 2010)                                        392,132           491,006*
Rio Narcea Gold Mines, Warrants (September 2008)         249,050            92,913*
Yamana Gold, Inc., Warrants (November 2008)            1,241,710         7,561,013*
                                                                       -----------
                                                                        46,614,646

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

WARRANTS                                                SHARES           VALUE

METAL & MINERAL MINING 2.37%
----------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)       52,370       $   806,211*
Silver Wheaton Corp., Warrants (August 2009)           1,602,260         2,377,281*
Silver Wheaton Corp., Warrants (November 2009)           695,480           954,346*
Silver Wheaton Corp., Warrants (December 2010)           286,640         1,580,699*
                                                                       -----------
                                                                         5,718,537

----------------------------------------------------------------------------------
TOTAL WARRANTS                                                          52,333,183
----------------------------------------------------------------------------------
  (cost $33,119,701)

PURCHASED OPTIONS 3.30%                                CONTRACTS

GOLD MINING 3.30%
----------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2008 (premium $406,059)                    325           386,750
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2009 (premium $791,987)                    625           825,000
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2008 (premium $279,291)                    325           256,750
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2009 (premium $577,303)                    625           606,250
Gammon Lake Resources, Inc., Strike Price 12.50,
  Call, Expiration June 2007 (premium $169,807)              500           237,500
Gold Fields Ltd., Strike Price 12.50, Call,
  Expiration Jan. 2008 (premium $268,200)                    400           296,000
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Apr. 2007 (premium $51,665)                                 55            49,500
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2008 (premium $472,153)                               626           663,560
Goldcorp, Inc., Strike Price 20, Call, Expiration
  Jan. 2009 (premium $476,556)                               464           566,080
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Apr. 2007 (premium $29,865)                                 55            26,950
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2008 (premium $407,056)                               801           584,730
Goldcorp, Inc., Strike Price 25, Call, Expiration
  Jan. 2009 (premium $345,753)                               445           422,750
Goldcorp, Inc., Strike Price 30, Call, Expiration
  Jan. 2009 (premium $494,620)                               700           511,000
Harmony Gold Mining Co., Ltd., Strike Price
  12.50, Call, Expiration Jan. 2008 (premium
  $577,695)                                                1,125           551,250
Harmony Gold Mining Co., Ltd., Strike Price
  17.50, Call, Expiration Jan. 2008 (premium
  $435,654)                                                1,625           381,875
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2008 (premium $574,326)                    525           488,250

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
----------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                   December 31, 2006
----------------------------------------------------------------------------

PURCHASED OPTIONS                                      CONTRACTS          VALUE

GOLD MINING (CONT'D)
----------------------------------------------------------------------------------
Newmont Mining Corp., Strike Price 50, Call,
  Expiration Jan. 2008 (premium $726,713)                  1,075      $    473,000
Newmont Mining Corp., Strike Price 60, Call,
  Expiration Jan. 2008 (premium $421,550)                  1,075           198,875
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 110, Put, Expiration Mar. 2007
  (premium $237,980)                                         460            18,400
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 120, Put, Expiration June 2007
  (premium $428,752)                                       1,250           418,750

----------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                  7,963,220
----------------------------------------------------------------------------------
  (cost $8,172,985)

RIGHT 0.00%

DIAMOND MINING & EXPLORATION 0.00%
----------------------------------------------------------------------------------
Diamond Fields International Ltd.
  (cost $0)                                              108,000               926*

----------------------------------------------------------------------------------
TOTAL SECURITIES                                                       205,893,494
----------------------------------------------------------------------------------
  (cost $158,671,723)

                                                      PRINCIPAL
REPURCHASE AGREEMENT 16.64%                            AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan
  Stanley Dean Witter, 12/29/06, 4.80%, due
  01/02/07, repurchase price $40,194,191,
  collateralized by U.S. Treasury securities held
  in a joint tri-party repurchase account
  (cost $40,172,766)                                 $40,172,766        40,172,766

----------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.94%                                              246,066,260
----------------------------------------------------------------------------------
  (cost $198,844,489)
Other assets and liabilities, net (1.94)%                               (4,671,308)
                                                                      ------------

NET ASSETS 100%                                                       $241,394,952
                                                                      ------------


                                                    SHARES SUBJECT
CALL OPTIONS WRITTEN                                    TO CALL          VALUE

----------------------------------------------------------------------------------
Angico-Eagle Mines Ltd., Strike Price 50,
  Expiration May 2007                                     30,000      $     51,000
Angico-Eagle Mines Ltd., Strike Price 50,
  Expiration Aug. 2007                                    30,000            84,750
Angico-Eagle Mines Ltd., Strike Price 50,
  Expiration Jan. 2008                                    50,000           220,000

----------------------------------------------------------------------------------
TOTAL CALL WRITTEN OPTIONS                                            $    355,750
----------------------------------------------------------------------------------
  (premiums received $440,986) (Note 1 E)

See notes to portfolios of investments and notes to financial statements.

----------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)         December 31, 2006
----------------------------------------------------------------------------

LEGEND

*     Non-income producing security            RS   Restricted Security (see following)
+     Affiliated company (see following)       S/R  Subscription Receipt
ADR   American Depositary Receipt              ZCB  Zero Coupon Bond
GDR   Global Depositary Receipt                ^    Security or portion of security
GO    General Obligation Bond                       segregated as collateral for
                                                    written options

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2006.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2006 were:

Morgan Stanley Dean Witter repurchase agreement, 12/29/06, 4.80%, due 01/02/07:
    Total principal amount: $303,529,201; Total repurchase price:
      $303,691,083
    Collateral:
    $128,715,000 U.S. Treasury Bond, 8.50%, 02/15/20
    $5,953,000 U.S. Treasury Bond, 8.75%, 05/15/20
    $87,067,000 U.S. Treasury Bond, 8.75%, 08/15/20
      (total collateral market value, including accrued interest, of
      $309,601,077)

UBS Financial Services, Inc. repurchase agreement, 12/29/06, 4.80%, due 01/02/07:
    Total principal amount: $20,000,000; Total repurchase price:
      $20,010,667
    Collateral:
    $80,000 U.S. Treasury Bond, 7.50%, 11/15/16
    $20,905,000 U.S. Treasury Notes, interest rate range 3.125% to
      4.875%, maturity date range 01/31/07 to 12/15/09
        (total collateral market value, including accrued interest, of $20,400,735)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

----------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)         December 31, 2006
----------------------------------------------------------------------------

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the six months ended December 31, 2006.

                                                  SHARES OF AFFILIATED COMPANIES
                                  JUNE 30, 2006    ADDITIONS    REDUCTIONS    DECEMBER 31, 2006
GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------------
Bounty Industries Ltd.              9,500,000      12,500,000             --        22,000,000
Coastal Energy Co. (formerly
  PetroWorld Corp.)                 2,000,000       5,900,000             --         7,900,000(a)
Consolidated Thompson Iron Mines
  Ltd. (formerly Consolidated
  Thompson-Lundmark Gold Mines
  Ltd.)                               900,000       1,253,500       (153,500)        2,000,000
Exile Resources, Inc.               2,178,675          51,325         (4,500)        2,225,500
Investika Ltd.                             --         741,000             --           741,000
Ivory Energy, Inc.                  1,666,500       3,086,666             --         4,753,166
Pacific Stratus Energy Ltd.           747,000         122,000       (127,400)          741,600(a)
Red Dragon Resources Corp.          3,796,000          99,000             --         3,895,000
Revett Minerals, Inc.               4,645,300          84,700       (165,600)        4,564,400
UMC Energy plc                      1,000,000              --             --         1,000,000

At December 31, 2006, the value of investments in affiliated companies was $25,973,814, representing 2.16% of net assets, and the total cost was $18,370,700. Net realized gains on transactions were $571,730, and there was no income earned for the period.

                                                  SHARES OF AFFILIATED COMPANIES
                                 JUNE 30, 2006      ADDITIONS     REDUCTIONS     DECEMBER 31, 2006
WORLD PRECIOUS MINERALS FUND
--------------------------------------------------------------------------------------------------
Aberdeen International, Inc.       2,207,500           27,000             --         2,234,500
American Gold Capital Corp.        1,641,900          236,000        (22,800)        1,855,100
Atikwa Minerals Corp.              2,288,333          276,000             --         2,564,333
Caledon Resources plc             20,290,000          200,000    (16,302,000)        4,188,000(a)(b)
Diamonds North Resources Ltd.      2,650,400          230,500        (30,500)        2,850,400
Golden China Resources Corp.       1,793,000        4,643,000     (5,152,000)        1,284,000(b)
Grandview Gold, Inc.               1,284,000           72,500         (2,500)        1,354,000
Linear Gold Corp.                  1,033,600          126,200        (20,000)        1,139,800
Moss Lake Gold Mines Ltd.          2,698,500          214,000             --         2,912,500
Romarco Minerals, Inc.             7,980,853            4,000       (100,000)        7,884,853
Vedron Gold, Inc.                  5,829,501          110,500        (30,991)        5,909,010

At December 31, 2006, the value of investments in affiliated companies was $20,843,822 representing 2.00% of net assets, and the total cost was $18,908,300. Net realized gains on transactions were $60,317, and there was no income earned for the period.

(a) At December 31, 2006, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) During the period, security was subject to a 1-for-5 reverse stock split.

----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)          December 31, 2006
----------------------------------------------------------------------------

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                               ACQUISITION        COST PER
SECURITY                                                           DATE            SHARE

CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
    Big Sky Energy Corp.                                      03/01/05               $0.50

At December 31, 2006, the total cost of restricted securities was $50,000, and the total value was $71,250, representing 0.08% of net assets.

                                                               ACQUISITION        COST PER
                                                                   DATE            SHARE

GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
    African Minerals, Special Warrants                               07/09/03        $6.00
    BA Energy, Inc.                                                  08/11/06        $8.48
    Big Sky Energy Corp.                                    03/01/05-08/15/05        $0.64
    Bounty Industries Ltd., Units                                    11/29/06        $0.13
    Farallon Resources Ltd., Units                                   11/08/06        $0.35
    Foothills Resources, Inc.                                        09/07/06        $1.50
    Foothills Resources, Inc., Warrants (September 2011)             09/07/06        $1.50
    Gran Tierra Energy, Inc.                                         05/31/06        $1.50
    Gran Tierra Energy, Inc., Warrants (June 2011)                   05/31/06        $0.00
    Ivory Energy, Inc., Units                                        11/29/06        $0.66
    Legacy Energy LLC, 144A                                          02/27/06       $19.00
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Pearl Exploration and Production Ltd., S/R                       11/13/06        $3.95
    Rockwell Ventures, Inc., 144A, Units                             11/03/06        $0.44
    Royalite Petroleum Corp., Units                          8/10/06-09/28/06        $1.05
    Rusoro Mining Ltd. (formerly Grupo Agapov), Units                08/22/06        $3.00
    Terrane Metals Corp., 144A, Units                                11/02/06        $0.66
    Trident Resources Corp., Units                                   06/09/06       $62.50
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73

At December 31, 2006, the total cost of restricted securities was $33,440,670, and the total value was $31,820,120, representing 2.64% of net assets.

----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)          December 31, 2006
----------------------------------------------------------------------------

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE
--------

WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
    African Minerals, Special Warrants                               07/09/03        $6.00
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Golden China Resources Corp., 144A, Units                        12/07/06        $0.87
    Hainan Mining Corp., Units                                       08/31/06        $0.76
    Kings Minerals NL, S/R                                           11/28/06        $0.71
    Mindoro Resources Ltd., 144A, Units                              12/28/06        $0.60
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Platte River Gold U.S., Inc.                            03/01/04-06/07/04        $1.15
    Platte River Gold U.S., Inc., Warrants (March 2009)              03/01/04        $0.00
    Platte River Gold U.S., Inc., Units                              11/17/06        $3.00
    Rockwell Ventures, Inc., 144A, Units                             11/03/06        $0.44
    Rusoro Mining Ltd.                                               11/08/06        $0.07
    Rusoro Mining Ltd. (formerly Grupo Agapov), Units                08/22/06        $3.00
    Terrane Metals Corp., 144A, Units                         5/03/06-11/2/06        $0.57
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                               08/14/97        $0.50
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73

At December 31, 2006, the total cost of restricted securities was $13,735,472, and the total value was $15,495,588, representing 1.49% of net assets.

----------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
----------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $119,089,204
                                                              ============
ASSETS
--------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 69,665,920
    Repurchase Agreements                                       49,423,284
Cash                                                             2,191,705
Receivables:
    Investments sold                                                    --
    Interest                                                       212,629
    Capital shares sold                                          1,778,793
    From adviser                                                        --
Other assets                                                        16,288
--------------------------------------------------------------------------
TOTAL ASSETS                                                   123,288,619
--------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      3,560,396
    Adviser and affiliates                                          67,042
    Dividends and distributions                                      9,927
    Accounts payable and accrued expenses                           51,522
    Due to custodian                                                    --
--------------------------------------------------------------------------
TOTAL LIABILITIES                                                3,688,887
--------------------------------------------------------------------------

NET ASSETS                                                    $119,599,732
                                                              ============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------
Paid-in capital                                               $119,618,014
Accumulated undistributed net investment income                        189
Accumulated net realized loss on investments and foreign
    currencies                                                     (18,471)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --
                                                              ------------
Net assets applicable to capital shares outstanding           $119,599,732
                                                              ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    119,672,811
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.

----------------------------------------------------------------------------
                                                         December 31, 2006
----------------------------------------------------------------------------

                                                           U.S. GOVERNMENT
                                                             SECURITIES           NEAR-TERM          TAX FREE
                                                            SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost                             $429,891,459         $14,146,776        $14,283,416
                                                            ============         ===========        ===========
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value:                                      $429,891,459         $13,524,151        $14,234,546
    Securities                                                        --             712,084            663,727
    Repurchase Agreements                                      5,722,962             309,720                 --
Cash
Receivables:
    Investments sold                                                  --             178,500                 --
    Interest                                                   1,466,796             160,470            190,105
    Capital shares sold                                        2,742,485               2,459             40,854
    From adviser                                                      --               4,750              1,546
Other assets                                                      36,903               2,692              3,927
---------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                 439,860,605          14,894,826         15,134,705
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                    4,223,703             310,000                 --
    Adviser and affiliates                                       138,489                  --                 --
    Dividends and distributions                                   28,761               9,177              8,628
    Accounts payable and accrued expenses                         72,548              40,740             37,732
    Due to custodian                                                  --                  --             38,129
---------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              4,463,501             359,917             84,489
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                  $435,397,104         $14,534,909        $15,050,216
                                                            ============         ===========        ===========

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                             $435,000,654         $14,794,313        $15,154,616
Accumulated undistributed net investment income                  406,071              17,753             32,277
Accumulated net realized loss on investments and foreign          (9,621)           (366,435)          (751,534)
    currencies
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                 --              89,460            614,857
                                                            ------------         -----------        -----------
Net assets applicable to capital shares outstanding         $435,397,104         $14,534,909        $15,050,216
                                                            ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no    435,629,655           6,779,694          1,232,557
      par shares authorized                                 ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                  $       1.00         $      2.14        $     12.21
                                                            ============         ===========        ===========

----------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
----------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND
Investments, at identified cost                 $20,538,322         $72,019,287
                                                ===========         ===========
ASSETS
-------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $20,071,465         $86,257,498
    Securities of affiliated issuers                     --                  --
    Repurchase Agreements                         2,305,794           4,477,577
Cash                                                  3,662                  --
Foreign currencies (Cost $0, $132,310,
    $5,873,013, $6,236,646, and $0)                      --             133,406
Receivables:
    Investments sold                                358,603           3,985,040
    Dividends                                        21,351              66,239
    Interest                                            922               1,791
    Capital shares sold                              35,265             975,724
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                         --                  --
Other assets                                         28,018              22,069
-------------------------------------------------------------------------------
TOTAL ASSETS                                     22,825,080          95,919,344
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payables:
    Investments purchased                           768,489           3,878,033
    Capital shares redeemed                          41,272             543,408
    Adviser and affiliates                           19,146             111,254
    Accounts payable and accrued expenses            57,870              57,743
    Due to custodian                                     --             122,858
    Written options at value                             --                  --
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                   886,777           4,713,296
-------------------------------------------------------------------------------
NET ASSETS                                      $21,938,303         $91,206,048
                                                ===========         ===========
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                 $19,557,520         $74,278,664
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                               (2,441)         (2,632,190)
Accumulated net realized gain (loss) on
    investments and foreign currencies              544,279             842,678
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             1,838,945          18,716,896
                                                -----------         -----------
Net assets applicable to capital shares
  outstanding                                   $21,938,303         $91,206,048
                                                ===========         ===========
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  872,432           8,691,199
                                                ===========         ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     25.15         $     10.49
                                                ===========         ===========
See accompanying notes to financial statements.

----------------------------------------------------------------------------
                                                         December 31, 2006
----------------------------------------------------------------------------

                                             GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                   FUND             MINERALS FUND              FUND

Investments, at identified cost               $1,015,444,240        $  824,312,079         $198,844,489
                                              ==============        ==============         ============
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value:                        $1,109,980,591        $  875,312,135         $205,893,494
    Securities of unaffiliated issuers            25,973,814            20,843,822                   --
    Securities of affiliated issuers              57,950,065           150,905,529           40,172,766
    Repurchase Agreements                          5,203,506                    --                   --
Cash
Foreign currencies (Cost $0, $132,310,
    $5,873,013, $6,236,646, and $0)                5,860,337             6,234,984                   --
Receivables:
    Investments sold                              12,070,566            15,452,243            4,645,090
    Dividends                                      1,512,258               274,268               64,882
    Interest                                         959,930                60,363               16,069
    Capital shares sold                            7,447,812             7,837,003            1,087,512
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                          --                   966                   --

Other assets                                         128,065               100,604               57,338
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   1,227,086,944         1,077,021,917          251,937,151
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                         14,540,861            27,338,993            8,401,885
    Capital shares redeemed                        6,893,678             4,669,608              765,585
    Adviser and affiliates                           900,142               731,475              190,748
    Accounts payable and accrued expenses            166,004                87,662               49,555
    Due to custodian                                      --             3,017,425              778,676
    Written options at value                         111,250               491,500              355,750
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 22,611,935            36,336,663           10,542,199
-------------------------------------------------------------------------------------------------------
NET ASSETS                                    $1,204,475,009        $1,040,685,254         $241,394,952
                                              ==============        ==============         ============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                               $1,080,001,678        $  853,319,753         $240,606,520
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                           (49,482,305)          (55,649,684)             631,475
Accumulated net realized gain (loss) on
    investments and foreign currencies              (378,924)           20,159,537          (47,144,788)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies            174,334,560           222,855,648           47,301,745
                                              --------------        --------------         ------------
Net assets applicable to capital shares       $1,204,475,009        $1,040,685,254         $241,394,952
  outstanding                                 ==============        ==============         ============

    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                81,184,010            38,172,973           15,022,445
                                              ==============        ==============         ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                  $        14.84        $        27.26         $      16.07
                                              ==============        ==============         ============

See accompanying notes to financial statements.

----------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (UNAUDITED)
----------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME
INCOME:
-------------------------------------------------------------------------
    Interest and other                                         $3,142,046

EXPENSES:
-------------------------------------------------------------------------
    Management fee                                                304,642
    Transfer agent fees and expenses                               85,847
    Accounting service fees and expenses                           13,176
    Professional fees                                              27,876
    Custodian fees                                                 15,296
    Shareholder reporting                                          32,524
    Registration fees                                              18,343
    Trustee fees and expenses                                      12,745
    Miscellaneous                                                  16,433
                                                               ----------
        Total expenses before reductions                          526,882
    Expenses offset - Note 1 J                                        (24)
    Expenses reimbursed - Note 2                                       --
                                                               ----------
        NET EXPENSES                                              526,858

-------------------------------------------------------------------------
NET INVESTMENT INCOME                                           2,615,188
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Realized gain (loss) from securities                               --
    Net change in unrealized appreciation of Investments               --
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                        --
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $2,615,188
                                                               ==========

See accompanying notes to financial statements.

----------------------------------------------------------------------------
                                For the Six Months Ended December 31, 2006
----------------------------------------------------------------------------

                                                          U.S. GOVERNMENT
                                                            SECURITIES           NEAR-TERM       TAX FREE
                                                           SAVINGS FUND        TAX FREE FUND       FUND

NET INVESTMENT INCOME
INCOME:
---------------------------------------------------------------------------------------------------------
    Interest and other                                     $11,356,841          $297,934         $359,695

EXPENSES:
---------------------------------------------------------------------------------------------------------
    Management fee                                             980,774            38,678           56,354
    Transfer agent fees and expenses                           162,899             6,611            7,300
    Accounting service fees and expenses                        37,988            19,502           17,355
    Professional fees                                           42,106            27,386           27,286
    Custodian fees                                              26,746             7,026            6,661
    Shareholder reporting                                       50,185             1,853            2,295
    Registration fees                                           20,781             7,022            7,480
    Trustee fees and expenses                                   12,745            12,745           12,745
    Miscellaneous                                               21,799             2,999            3,923
                                                           -----------          --------         --------
        Total expenses before reductions                     1,356,023           123,822          141,399
    Expenses offset - Note 1 J                                      --              (401)             (64)
    Expenses reimbursed - Note 2                              (368,127)          (88,611)         (88,738)
                                                           -----------          --------         --------
        NET EXPENSES                                           987,896            34,810           52,597

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       10,368,945           263,124          307,098
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Realized gain (loss) from securities                         2,458           (10,664)          12,423
    Net change in unrealized appreciation of Investments            --           194,546          261,598
---------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                  2,458           183,882          274,021
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $10,371,403          $447,006         $581,119
 RESULTING FROM OPERATIONS                                 ===========          ========         ========

----------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (UNAUDITED)
----------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND
NET INVESTMENT INCOME
INCOME:
-------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $  130,719         $   611,780
    Foreign taxes withheld on dividends                (643)            (12,474)
                                                 ----------         -----------
        Net dividends                               130,076             599,306
    Interest and other                               57,631             170,117
                                                 ----------         -----------
        TOTAL INCOME                                187,707             769,423

EXPENSES:
-------------------------------------------------------------------------------
    Management fee                                   81,493             461,992
    Transfer agent fees and expenses                 40,398              90,149
    Accounting service fees and expenses             14,555              39,928
    Professional fees                                27,307              29,336
    Custodian fees                                   16,098              78,639
    Shareholder reporting                            11,990              16,055
    Registration fees                                 8,007              11,488
    Trustee fees and expenses                        12,745              12,745
    Miscellaneous                                     7,749              10,540
                                                 ----------         -----------
        Total expenses before reductions            220,342             750,872
    Expenses offset - Note 1 J                         (345)                (82)
    Expenses reimbursed - Note 2                    (29,849)                 --
                                                 ----------         -----------
        NET EXPENSES                                190,148             750,790

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         (2,441)             18,633
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities from unaffiliated issuers        830,066           2,548,482
        Securities from affiliated issuers               --                  --
        Foreign currency transactions                 2,267            (208,662)
        Written options                                  --                  --
                                                 ----------         -----------
        NET REALIZED GAIN                           832,333           2,339,820
                                                 ----------         -----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                 292,547          13,781,042
        Written options                                  --                  --
        Other assets and liabilities
          denominated in foreign currencies          (3,495)              7,685
                                                 ----------         -----------
        NET UNREALIZED APPRECIATION
          (DEPRECIATION)                            289,052          13,788,727
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                   1,121,385          16,128,547
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $1,118,944         $16,147,180
                                                 ==========         ===========

See accompanying notes to financial statements.

----------------------------------------------------------------------------
                                For the Six Months Ended December 31, 2006
----------------------------------------------------------------------------


                                            GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                  FUND             MINERALS FUND              FUND

NET INVESTMENT INCOME
INCOME:
-----------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers       $  8,370,244          $ 1,898,128            $  744,057
    Foreign taxes withheld on dividends         (1,017,263)            (148,817)              (35,174)
                                              ------------          -----------            ----------
        Net dividends                            7,352,981            1,749,311               708,883
    Interest and other                           7,604,562            3,976,811             1,550,034
                                              ------------          -----------            ----------
        TOTAL INCOME                            14,957,543            5,726,122             2,258,917

EXPENSES:
-----------------------------------------------------------------------------------------------------
    Management fee                               3,755,813            3,046,616               870,148
    Transfer agent fees and expenses             1,150,652              702,196               215,620
    Accounting service fees and expenses           293,091              240,053                80,025
    Professional fees                               77,666               63,969                36,151
    Custodian fees                                 311,195              398,905               132,836
    Shareholder reporting                          133,290               88,470                54,561
    Registration fees                               62,762               58,215                24,131
    Trustee fees and expenses                       12,745               12,745                12,745
    Miscellaneous                                   39,526               31,260                23,564
                                              ------------          -----------            ----------
        Total expenses before reductions         5,836,740            4,642,429             1,449,781
    Expenses offset - Note 1 J                     (45,274)             (13,455)               (5,624)
    Expenses reimbursed - Note 2                        --                   --                    --
                                              ------------          -----------            ----------
        NET EXPENSES                             5,791,466            4,628,974             1,444,157
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     9,166,077            1,097,148               814,760
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities from unaffiliated issuers     2,112,148           32,958,581            11,435,487
        Securities from affiliated issuers         571,730               60,317                    --
        Foreign currency transactions             (594,243)            (353,856)              (53,433)
        Written options                                 --             (290,993)              (96,998)
                                              ------------          -----------            ----------
        NET REALIZED GAIN                        2,089,635           32,374,049            11,285,056
                                              ------------          -----------            ----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                            (11,255,324)          23,988,054            (6,789,768)
        Written options                              1,097              106,981                85,236
        Other assets and liabilities
          denominated in foreign currencies     (4,143,553)            (348,500)             (111,465)
                                              ------------          -----------            ----------
        NET UNREALIZED APPRECIATION
          (DEPRECIATION)                       (15,397,780)          23,746,535            (6,815,997)
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                (13,308,145)          56,120,584             4,469,059
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $ (4,142,068)         $57,217,732            $5,283,819
                                              ============          ===========            ==========

----------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED
                                                    DECEMBER 31, 2006       JUNE 30, 2006
                                                       (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                             $  2,615,188          $  3,519,387
    Net realized gain (loss)                                    --                    --
    Net unrealized appreciation (depreciation)                  --                    --
                                                      ------------          ------------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                                     2,615,188             3,519,387

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (2,616,441)           (3,519,445)
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (2,616,441)           (3,519,445)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          218,843,765           623,320,464
    Distributions reinvested                             2,531,079             3,408,560
                                                      ------------          ------------
                                                       221,374,844           626,729,024
    Cost of shares redeemed                           (220,802,175)         (631,758,750)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                       572,669            (5,029,726)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      571,416            (5,029,784)
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    119,028,316           124,058,100

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $119,599,732          $119,028,316
-----------------------------------------------------------------------------------------
Accumulated undistributed net investment income,
  end of period                                       $        189          $      1,442
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        218,843,765           623,320,464
    Shares reinvested                                    2,531,079             3,408,560
    Shares redeemed                                   (220,802,175)         (631,758,750)
                                                      ------------          ------------
        NET SHARE ACTIVITY                                 572,669            (5,029,726)
                                                      ============          ============

See accompanying notes to financial statements.

----------------------------------------------------------------------------

----------------------------------------------------------------------------


      U.S. GOVERNMENT SECURITIES
             SAVINGS FUND                               NEAR-TERM TAX FREE FUND
---------------------------------------         ---------------------------------------
SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
DECEMBER 31, 2006         JUNE 30, 2006         DECEMBER 31, 2006         JUNE 30, 2006
   (UNAUDITED)                                     (UNAUDITED)




---------------------------------------------------------------------------------------
  $ 10,368,945            $ 14,968,530             $   263,124             $   516,897
         2,458                      --                 (10,664)               (198,526)
            --                      --                 194,546                (189,289)
  ------------            ------------             -----------             -----------

    10,371,403              14,968,530                 447,006                 129,082


---------------------------------------------------------------------------------------
   (10,369,765)            (14,951,407)               (262,782)               (511,420)
  ------------            ------------             -----------             -----------
   (10,369,765)            (14,951,407)               (262,782)               (511,420)


---------------------------------------------------------------------------------------
   173,230,673             352,226,702               1,471,035               4,784,222
    10,163,673              14,689,650                 200,754                 418,555
  ------------            ------------             -----------             -----------
   183,394,346             366,916,352               1,671,789               5,202,777
  (183,416,119)           (343,494,954)             (3,151,510)             (7,695,821)
  ------------            ------------             -----------             -----------

       (21,773)             23,421,398              (1,479,721)             (2,493,044)

---------------------------------------------------------------------------------------
       (20,135)             23,438,521              (1,295,497)             (2,875,382)
---------------------------------------------------------------------------------------



   435,417,239             411,978,718              15,830,406              18,705,788

---------------------------------------------------------------------------------------
  $435,397,104            $435,417,239             $14,534,909             $15,830,406
---------------------------------------------------------------------------------------

  $    406,071            $    406,891             $    17,753             $    17,411
  ============            ============             ===========             ===========


---------------------------------------------------------------------------------------
   173,230,673             352,226,702                 685,356               2,232,847
    10,163,673              14,689,650                  93,664                 195,229
  (183,416,119)           (343,494,954)             (1,469,853)             (3,585,124)
  ------------            ------------             -----------             -----------
       (21,773)             23,421,398                (690,833)             (1,157,048)
  ============            ============             ===========             ===========

---------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------


                                                                TAX FREE FUND
                                                   ---------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                   DECEMBER 31, 2006         JUNE 30, 2006
                                                      (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                      $   307,098             $   748,447
    Net realized gain                                      12,423                  86,123
    Net unrealized appreciation (depreciation)            261,598                (662,607)
                                                      -----------             -----------
        NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                 581,119                 171,963

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (303,288)               (746,191)
    From net capital gains                                     --                      --
                                                      -----------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (303,288)               (746,191)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                           1,980,264               7,108,359
    Distributions reinvested                              253,654                 667,681
    Proceeds from short-term trading fees                      --                      --
                                                      -----------             -----------
                                                        2,233,918               7,776,040
    Cost of shares redeemed                            (2,453,065)            (14,643,249)
                                                      -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                (219,147)             (6,867,209)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      58,684              (7,441,437)
------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    14,991,532              22,432,969

------------------------------------------------------------------------------------------
END OF PERIOD                                         $15,050,216             $14,991,532
------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                              $    32,277             $    28,467
                                                      ===========             ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                           162,134                 583,280
    Shares reinvested                                      20,791                  54,925
    Shares redeemed                                      (201,608)             (1,205,634)
                                                      -----------             -----------
        NET SHARE ACTIVITY                                (18,683)               (567,429)
                                                      ===========             ===========

See accompanying notes to financial statements.

---------------------------------------------------------------------------

---------------------------------------------------------------------------


                                                             CHINA REGION
       ALL AMERICAN EQUITY FUND                            OPPORTUNITY FUND
---------------------------------------         ---------------------------------------
SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
DECEMBER 31, 2006        JUNE 30, 2006          DECEMBER 31, 2006        JUNE 30, 2006
  (UNAUDITED)                                      (UNAUDITED)




---------------------------------------------------------------------------------------
  $    (2,441)            $  (140,588)            $    18,633             $   (34,461)
      832,333               3,410,638               2,339,820               8,649,512
      289,052                (395,656)             13,788,727                (401,507)
  -----------             -----------             -----------             -----------

    1,118,944               2,874,394              16,147,180               8,213,544


---------------------------------------------------------------------------------------
           --                      --              (1,333,614)               (909,532)
   (2,948,106)               (455,916)                     --                      --
  -----------             -----------             -----------             -----------
   (2,948,106)               (455,916)             (1,333,614)               (909,532)


---------------------------------------------------------------------------------------
    2,145,598               4,213,480              19,689,162              48,877,918
    2,897,452                 446,686               1,288,571                 876,930
          386                   1,015                  60,456                  99,066
  -----------             -----------             -----------             -----------
    5,043,436               4,661,181              21,038,189              49,853,914
   (2,823,465)             (4,785,228)            (12,406,850)            (19,907,492)
  -----------             -----------             -----------             -----------

    2,219,971                (124,047)              8,631,339              29,946,422

---------------------------------------------------------------------------------------
      390,809               2,294,431              23,444,905              37,250,434
---------------------------------------------------------------------------------------



   21,547,494              19,253,063              67,761,143              30,510,709

---------------------------------------------------------------------------------------
  $21,938,303             $21,547,494             $91,206,048             $67,761,143
---------------------------------------------------------------------------------------



  $    (2,441)            $        --             $(2,632,190)            $(1,317,209)
  ===========             ===========             ===========             ===========


---------------------------------------------------------------------------------------
       77,742                 153,852               2,140,747               5,590,725
      115,759                  16,768                 128,472                 115,690
     (102,100)               (176,376)             (1,361,041)             (2,366,044)
  -----------             -----------             -----------             -----------
       91,401                  (5,756)                908,178               3,340,371
  ===========             ===========             ===========             ===========

---------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------


                                                          GLOBAL RESOURCES FUND
                                                  --------------------------------------
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                  DECEMBER 31, 2006       JUNE 30, 2006
                                                     (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)                   $    9,166,077         $    9,745,092
    Net realized gain                                   2,089,635            153,257,351
    Net unrealized appreciation (depreciation)        (15,397,780)           118,493,173
                                                   --------------         --------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                    (4,142,068)           281,495,616

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                        (61,879,067)           (16,043,181)
    From net capital gains                           (120,720,691)           (53,477,271)
                                                   --------------         --------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (182,599,758)           (69,520,452)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                         363,509,335          1,156,093,363
    Distributions reinvested                          175,690,973             65,860,313
    Proceeds from short-term trading fees                  49,060                203,807
                                                   --------------         --------------
                                                      539,249,368          1,222,157,483
    Cost of shares redeemed                          (429,697,014)          (640,651,603)
                                                   --------------         --------------
        NET INCREASE IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS             109,552,354            581,505,880

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (77,189,472)           793,481,044
----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                 1,281,664,481            488,183,437

----------------------------------------------------------------------------------------
END OF PERIOD                                      $1,204,475,009         $1,281,664,481
----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                           $  (49,482,305)        $    3,230,685
                                                   ==============         ==============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                        21,757,567             72,318,323
    Shares reinvested                                  12,000,750              4,615,299
    Shares redeemed                                   (26,992,372)           (41,039,967)
                                                   --------------         --------------
        NET SHARE ACTIVITY                              6,765,945             35,893,655
                                                   ==============         ==============

See accompanying notes to financial statements.

---------------------------------------------------------------------------

---------------------------------------------------------------------------


           WORLD PRECIOUS
            MINERALS FUND                             GOLD SHARES FUND
-------------------------------------       -------------------------------------
SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
DECEMBER 31, 2006       JUNE 30, 2006       DECEMBER 31, 2006       JUNE 30, 2006
  (UNAUDITED)                                  (UNAUDITED)




---------------------------------------------------------------------------------
 $    1,097,148         $    228,153          $    814,760          $    (69,394)
     32,374,049           89,141,365            11,285,056            26,497,509
     23,746,535          163,435,815            (6,815,997)           42,899,678
 --------------         ------------          ------------          ------------

     57,217,732          252,805,333             5,283,819            69,327,793


---------------------------------------------------------------------------------
    (51,570,418)         (11,327,580)                   --            (1,018,347)
    (69,178,178)          (6,323,156)                   --                    --
 --------------         ------------          ------------          ------------
   (120,748,596)         (17,650,736)                   --            (1,018,347)


---------------------------------------------------------------------------------
    449,307,721         1,079,149,474          140,772,544           337,422,942
    114,711,593           16,536,899                    --               941,813
        574,772            1,229,616               212,162               606,882
 --------------         ------------          ------------          ------------
    564,594,086         1,096,915,989          140,984,706           338,971,637
   (380,626,759)        (680,134,237)         (112,900,923)         (263,069,829)
 --------------         ------------          ------------          ------------

    183,967,327          416,781,752            28,083,783            75,901,808

---------------------------------------------------------------------------------
    120,436,463          651,936,349            33,367,602           144,211,254
---------------------------------------------------------------------------------



    920,248,791          268,312,442           208,027,350            63,816,096

---------------------------------------------------------------------------------
 $1,040,685,254         $920,248,791          $241,394,952          $208,027,350
---------------------------------------------------------------------------------



 $  (55,649,684)        $ (5,176,414)         $    631,475          $   (183,285)
 ==============         ============          ============          ============


---------------------------------------------------------------------------------
     15,449,414           44,379,941             8,948,579            28,690,541
      4,350,079              851,979                    --                91,795
    (13,516,307)         (30,654,630)           (7,362,022)          (23,670,309)
 --------------         ------------          ------------          ------------
      6,283,186           14,577,290             1,586,557             5,112,027
 ==============         ============          ============          ============

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S.
 generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund's net asset value is next determined, then those securities will

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  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a Fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 As of December 31, 2006, portfolio securities valued at $467,800, $4,044,000, and $3,465,400 were held in escrow by the custodian as cover for call options written for the Global Resources Fund, World Precious Minerals Fund and Gold Shares Fund, respectively.

 Transactions in written call options during the six months ended
 December 31, 2006, were as follows:

                                                  WORLD PRECIOUS
                      GLOBAL RESOURCES FUND        MINERALS FUND          GOLD SHARES FUND
                      -----------------------------------------------------------------------
                      NUMBER OF   PREMIUMS    NUMBER OF    PREMIUMS     NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED    CONTRACTS    RECEIVED     CONTRACTS   RECEIVED

 Options outstanding
   at June 30, 2006       --      $     --         --     $        --        --     $      --
 Options written         250       112,347      7,700       2,303,089     3,100     1,009,189
 Options terminated
   in closing
   purchase options       --            --      6,000      (1,704,608)   (2,000)     (568,203)
 Options expired          --            --         --              --        --            --
 Options exercised        --            --         --              --        --            --
                         ---      --------      -----     -----------    ------     ---------
 Options outstanding
   at December 31, 2006  250      $112,347      1,700     $   598,481     1,100     $ 440,986
                         ===      ========      =====     ===========    ======     =========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transaction. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

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  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 Open forward foreign currency contracts at December 31, 2006, were:

                                           FOREIGN     IN EXCHANGE   SETTLEMENT                UNREALIZED      UNREALIZED
  FUND CONTRACT                            CURRENCY      FOR USD        DATE       VALUE      APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------------------
  World Precious Minerals
      SALES:
      Canadian Dollar                     $   28,183   $   24,543     01/09/07   $   24,176      $  367         $    --
      Canadian Dollar                         76,150       65,925     01/11/07       65,326         599              --
                                                       ----------                ----------      ------         -------
                                                           90,468                    89,502         966              --

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSE
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund 30 days or less are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund 180 days or less are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources Fund held 30 days or less are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the World Precious Minerals and Gold Shares Funds 30 days or less are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares.

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. NEW ACCOUNTING PRONOUNCEMENTS
 In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 sets forth a recognition threshold and measurement method for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and will be applied to all open tax years as of the effective date. No determination has been made whether the adoption of FIN 48 will impact the Funds' net assets or have any other effect on the Funds' financial statements.

 In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2007, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                          ANNUAL PERCENTAGE OF
               FUND                     AVERAGE DAILY NET ASSETS
  --------------------------------------------------------------------
  Gold Shares, All American        .75% of the first $250,000,000 and
  Equity and Tax Free              .50% of the excess

  U.S. Treasury Securities Cash    .50% of the first $250,000,000 and
  and U.S. Government Securities   .375% of the excess
  Savings

  World Precious Minerals and      1.00% of the first $250,000,000 and
  Global Resources                 .50% of the excess

  Near-Term Tax Free               0.50%

  China Region Opportunity         1.25%

 The Adviser has agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 2006, were limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the U.S. Government Securities Savings Fund, 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund and 1.75% for the All American Equity Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines.

 The Adviser had also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the year ended June 30, 2004, fees waived and/or expenses reimbursed as a result of this agreement were $45,136 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts were recoverable by the Adviser through June 30, 2007. The U.S. Treasury Securities Cash Fund reimbursed the Adviser the previously waived amount of $45,136 during the year ended June 30, 2006. This agreement was not renewed after the fiscal year ended June 30, 2006.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the Funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to the Funds during the six months ended December 31, 2006, in the amounts of $116,483 and $24,151, respectively.

 During the six months ended December 31, 2006, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $144,667 for mailing services provided to the Funds.

 The independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Cost of purchases and proceeds from sales of long-term securities for the six months ended December 31, 2006, are summarized as follows:

             FUND                             PURCHASES        SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                         $    958,163   $  1,330,250
  Tax Free                                      1,240,545        634,192
  All American Equity                          30,238,220     30,611,398
  China Region Opportunity                     77,197,034     70,313,773
  Global Resources                            831,214,154    890,493,448
  World Precious Minerals                     315,744,810    216,347,347
  Gold Shares                                 104,899,967     57,363,652

 U.S. Treasury Securities Cash and U.S. Government Securities
 Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the period.

 Fair valued securities which were primarily composed of restricted securities, as a percentage of net assets at December 31, 2006, were 0.08% of China Region Opportunity, 3.51% of Global Resources, and 1.65% of World Precious Minerals.

 Investments in foreign issuers as a percent of total investments at December 31, 2006, were: 90.22% of China Region Opportunity, 68.60% of Global Resources, 74.79% of World Precious Minerals and 64.44% of Gold Shares.

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  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at December 31, 2006, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
             FUND                 TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                       $  119,089,204  $        --    $        --     $         --
  U.S. Government Securities
    Savings                       429,891,459           --             --               --
  Near-Term Tax Free               14,146,776      110,672        (21,213)          89,459
  Tax Free                         14,283,416      616,484         (1,627)         614,857
  All American Equity              20,538,322    2,187,864       (348,927)       1,838,937
  China Region Opportunity         72,019,287   19,912,887     (1,197,099)      18,715,788
  Global Resources              1,015,444,240  224,722,319    (46,262,089)     178,460,230
  World Precious Minerals         824,312,079  252,242,309    (29,492,902)     222,749,407
  Gold Shares                     198,844,489   51,141,824     (3,920,053)      47,221,771

 As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

                               UNDISTRIBUTED  UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                TAX EXEMPT      ORDINARY        LONG-TERM      APPRECIATION
             FUND                 INCOME         INCOME       CAPITAL GAINS   (DEPRECIATION)
  ------------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                       $      --       $     8,835    $        --     $          --
  U.S. Government Securities
    Savings                           --           433,491             --                --
  Near-Term Tax Free                  --            25,583             --          (105,086)
  Tax Free                            --            36,862             --           353,259
  All American Equity                 --         2,478,347        208,701         1,522,897
  China Region Opportunity            --         1,331,121             --         1,517,257
  Global Resources                    --       142,212,918     36,435,112       132,567,127
  World Precious Minerals             --        77,614,502     33,437,343       139,844,520
  Gold Shares                         --                --             --        53,768,080

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
 (PFIC), forwards marked to market and unreversed return of capital in Canadian Trusts.

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  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 The tax character of distributions paid during the six months ended December 31, 2006, were as follows:

                                   TAX-EXEMPT    ORDINARY        LONG-TERM
               FUND                  INCOME       INCOME       CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $     --    $ 2,616,441     $        --   $  2,616,441
  U.S. Government Securities
    Savings                               --     10,369,765              --     10,369,765
  Near-Term Tax Free                 228,467         34,315              --        262,782
  Tax Free                           230,131         73,157              --        303,288
  All American Equity                     --      2,601,988         346,118      2,948,106
  China Region Opportunity                --      1,333,614              --      1,333,614
  Global Resources                        --    146,150,445      36,449,313    182,599,758
  World Precious Minerals                 --     77,575,723      43,172,873    120,748,596
  Gold Shares                             --             --              --             --

 The tax character of distributions paid during the fiscal year ended June 30, 2006, were as follows:

                                   TAX-EXEMPT    ORDINARY        LONG-TERM
               FUND                  INCOME       INCOME       CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $     --    $ 3,519,445     $        --   $  3,519,445
  U.S. Government Securities
    Savings                               --     14,951,407              --     14,951,407
  Near-Term Tax Free                 458,132         53,288              --        511,420
  Tax Free                           705,578         40,613              --        746,191
  All American Equity                     --             --         455,916        455,916
  China Region Opportunity                --        909,532              --        909,532
  Global Resources                        --     59,079,652      10,440,800     69,520,452
  World Precious Minerals                 --     12,189,828       5,460,908     17,650,736
  Gold Shares                             --      1,018,347              --      1,018,347

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2006, are as follows:

                                                      EXPIRATION DATE
                 FUND                2007          2008            2009           2010
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash   $    7,529    $    10,657     $        --   $         --
  U.S. Government Securities
    Savings                               --             --              --             --
  Near-Term Tax Free                      --         17,590          59,454             --
  Tax Free                                --             --         252,154             --
  All American Equity                     --             --              --             --
  China Region Opportunity                --             --         459,833        193,867
  Global Resources                        --             --              --             --
  World Precious Minerals                 --             --              --             --
  Gold Shares                     50,050,196      2,931,501       4,098,335             --

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  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



                                          EXPIRATION DATE
            FUND               2011         2012       2013       2014        TOTAL
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                    $      285   $       --   $    --   $     --   $     18,471
  U.S. Government
    Securities Savings              --       12,079        --         --         12,079
  Near-Term Tax Free                --       46,218    33,686      2,760        159,708
  Tax Free                          --       90,567   421,236         --        763,957
  All American Equity               --           --        --         --             --
  China Region Opportunity      80,860           --        --         --        734,560
  Global Resources                  --           --        --         --             --
  World Precious Minerals           --           --        --         --             --
  Gold Shares                1,122,291           --        --         --     58,202,323

                                POST OCTOBER 31, 2005       POST OCTOBER 31, 2005
            FUND                CAPITAL LOSS DEFERRAL       CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------
  Near-Term Tax Free                   $196,063                    $    --
  Tax Free                                   --                     61,144

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2006.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co. (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed

---------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             December 31, 2006
---------------------------------------------------------------------------



 $30,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended December 31, 2006.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2006, individual shareholders holding more than 5% of outstanding shares comprised 8.50% of the Tax Free Fund. In addition, the Adviser held 10.15% and 6.95% of the Near-Term Tax Free Fund and the Tax Free Fund, respectively.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/06       2006       2005       2004       2003       2002
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .02        .03        .01         --(a)     .01        .01
  Net realized and unrealized gain                --         --         --         --        --          --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .02        .03        .01         --(a)     .01        .01
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.02)      (.03)      (.01)        --(a)    (.01)      (.01)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       2.18%      3.11%      1.12%       .08%       .57%      1.43%
Ratios to Average Net Assets (c):
  Net investment income                         4.29%      3.06%      1.11%       .07%       .52%      1.43%
  Total expenses                                 .86%       .92%       .97%      1.00%       .97%      1.00%
  Expenses reimbursed (d)                         --         --         --       (.04)%       --         --
  Net recouped fees                               --        .03%        --         --         --         --
  Net expenses (e)                               .86%       .95%       .97%       .96%       .97%      1.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $119,600   $119,028   $124,058   $112,575   $123,879   $134,930

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002

    U.S. Treasury Securities Fund
    -----------------------------

    Ratios to Average Net Assets:
    Expenses offset                                   --(f)       --(f)    --(f)    --(f)    --(f)    --(f)

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/06       2006       2005       2004       2003       2002

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .02        .04        .02        .01        .01        .02
  Net realized and unrealized gain                --(a)      --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .02        .04        .02        .01        .01        .02
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.02)      (.04)      (.02)      (.01)      (.01)      (.02)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       2.41%      3.69%      1.70%       .63%      1.09%      2.20%
Ratios to Average Net Assets (c):
  Net investment income                         4.72%      3.64%      1.67%       .61%      1.08%      2.20%
  Total expenses                                 .62%       .64%       .65%       .65%       .61%       .59%
  Expenses reimbursed (d)                       (.17)%     (.19)%     (.20)%     (.20)%     (.16)%     (.14)%
  Net expenses (e)                               .45%       .45%       .45%       .45%       .45%       .45%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $435,397   $435,417   $411,979   $441,722   $529,829   $691,843

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002
    U.S. Government Securities Savings Fund
    ---------------------------------------

    Ratios to Average Net Assets:
    Expenses offset                                   --          --       --(f)    --       --       --

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                            12/06       2006      2005*      2004*      2003*     2002*

NET ASSET VALUE, BEGINNING OF PERIOD        $2.12      $2.17      $2.17      $2.23      $2.16     $2.12
-------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                       .04        .07        .07        .06        .06       .08
  Net realized and unrealized gain (loss)     .02       (.05)      (.01)      (.06)       .07       .04
                                          -------    -------    -------    -------    -------    ------
  Total from investment activities            .06        .02        .06        .00        .13       .12
                                          -------    -------    -------    -------    -------    ------
Distributions from net investment income     (.04)      (.07)      (.06)      (.06)      (.06)     (.08)

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $2.14      $2.12      $2.17      $2.17      $2.23     $2.16
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    2.70%       .75%      2.75%       .20%      5.97%     5.65%
Ratios to Average Net Assets (b):
  Net investment income                      3.40%      3.08%      2.79%      2.73%      2.83%     3.73%
  Total expenses                             1.61%      1.54%      1.49%      1.25%      1.44%     2.63%
  Expenses reimbursed (c)                   (1.15)%    (1.09)%    (1.04)%     (.80)%     (.94)%   (2.01)%
  Net expenses (d)                            .46%       .45%       .45%       .45%       .50%      .62%
Portfolio turnover rate                         7%        33%         5%        21%        20%       19%

NET ASSETS, END OF PERIOD (IN THOUSANDS)  $14,535    $15,830    $18,706    $18,673    $21,979    $9,752

* The values shown for Near-Term Tax Free Fund prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

(a) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(d) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002

    Near-Term Tax Free Fund
    -----------------------

    Ratios to Average Net Assets:
    Expenses offset                                (0.01)%      --(e)    --(e)    --(e)    --(e)    --(e)

(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/06      2006      2005      2004      2003      2002
NET ASSET VALUE, BEGINNING OF PERIOD        $11.98    $12.33    $12.08    $12.65    $12.18    $11.95
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                        .26       .52       .44       .43       .42       .50
  Net realized and unrealized gain
    (loss)                                     .22      (.36)      .25      (.58)      .48       .23
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .48       .16       .69      (.15)      .90       .73
                                           -------   -------   -------   -------   -------   -------
Distributions from net investment income      (.25)     (.51)     (.44)     (.42)     (.43)     (.50)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.21    $11.98    $12.33    $12.08    $12.65    $12.18
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)     4.02%     1.30%     5.78%    (1.25)%    7.49%     6.18%
Ratios to Average Net Assets (b):
  Net investment income                       4.09%     4.01%     3.50%     3.22%     3.34%     4.13%
  Total expenses                              1.88%     1.69%     1.47%     1.09%     1.22%     1.56%
  Expenses reimbursed (c)                    (1.18)%    (.99)%    (.77)%    (.39)%    (.52)%    (.86)%
  Net expenses (d)                             .70%      .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                          5%       19%       40%       54%       26%       22%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $15,050   $14,992   $22,433   $28,167   $55,283   $21,698

(a) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(d) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002
    Tax Free Fund
    -------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(e)       --(e)    --(e)    --(e)    --(e)    --(e)

(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/06      2006      2005      2004      2003      2002

NET ASSET VALUE, BEGINNING OF PERIOD        $27.59    $24.47    $22.53    $19.15    $21.20    $25.44
----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                           --(a)   (.18)     (.02)     (.11)     (.03)     (.03)
  Net realized and unrealized gain
    (loss)                                    1.43      3.89      1.96      3.49     (2.02)    (4.20)
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            1.43      3.71      1.94      3.38     (2.05)    (4.23)
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --        --        --        --      (.01)
  From net realized gains                    (3.87)     (.59)       --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                        (3.87)     (.59)       --        --        --      (.01)
Short-Term Trading Fees* (a)                    --        --        --        --        --        --
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $25.15    $27.59    $24.47    $22.53    $19.15    $21.20
----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (b)     5.24%    15.25%     8.61%    17.65%    (9.67)%  (16.62)%
Ratios to Average Net Assets (c):
  Net investment loss                         (.02)%    (.67)%    (.09)%    (.49)%    (.12)%    (.12)%
  Total expenses                              2.02%     2.20%     2.44%     2.31%     2.56%     2.19%
  Expenses reimbursed (d)                     (.27)%    (.44)%    (.69)%    (.56)%   (1.06)%    (.73)%
  Net expenses (e)                            1.75%     1.76%     1.75%     1.75%     1.50%     1.46%
Portfolio turnover rate                        156%      369%      262%       96%      119%       75%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $21,938   $21,547   $19,253   $19,974   $18,334   $20,713

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements, if applicable, but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002

    All American Equity Fund
    ------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(f)       (0.01)%  --(f)    --(f)    --(f)    --(f)

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/06      2006      2005      2004      2003      2002

NET ASSET VALUE, BEGINNING OF PERIOD         $8.71     $6.87     $5.86     $4.17     $4.38     $4.92
----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 .03      (.01)*    (.06)       --*     (.02)     (.04)
  Net realized and unrealized gain (loss)     1.90      2.02      1.22      1.69      (.20)     (.51)
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            1.93      2.01      1.16      1.69      (.22)     (.55)
                                           -------   -------   -------   -------   -------   -------
Distributions from net investment income      (.16)     (.19)     (.16)     (.05)       --        --
Short-Term Trading Fees*                       .01       .02       .01       .05       .01       .01
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $10.49     $8.71     $6.87     $5.86     $4.17     $4.38
----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)    22.32%    30.03%    19.98%    41.63%    (4.79)%  (10.98)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                 .05%     (.08)%    (.54)%     .05%     (.60)%    (.83)%
  Expenses (c)                                2.30%     2.31%     2.56%     2.25%     3.91%     3.54%
Portfolio turnover rate                        103%      292%      136%      126%       44%       29%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $91,206   $67,761   $30,511   $35,090   $12,815   $12,003

*   Based on average monthly shares outstanding.

(a) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002
    China Region Opportunity Fund
    -----------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(d)       (0.01)%  --(d)    --(d)    --(d)    --(d)

(d) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                 12/06         2006       2005       2004      2003        2002
NET ASSET VALUE, BEGINNING OF PERIOD            $17.22       $12.67      $8.39      $5.14     $4.93       $4.01
---------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                     .23          .29        .25        .12      (.05)       (.06)
  Net realized and unrealized
    gain (loss)                                   (.02)        5.63       4.67       3.26       .35         .98
                                            ----------   ----------   --------   --------   -------     -------
  Total from investment activities                 .21         5.92       4.92       3.38       .30         .92
                                            ----------   ----------   --------   --------   -------     -------
Distributions
  From net investment income                      (.88)        (.32)      (.34)      (.13)     (.09)         --
  From net realized gains                        (1.71)       (1.05)      (.30)        --        --          --
                                            ----------   ----------   --------   --------   -------     -------
  Total distributions                            (2.59)       (1.37)      (.64)      (.13)     (.09)         --
Short-Term Trading Fees* (a)                        --           --         --         --        --          --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $14.84       $17.22     $12.67      $8.39     $5.14       $4.93
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (b)
                                                  1.40%       48.91%     60.21%     65.73%     6.43%      22.94%
Ratios to Average Net Assets (c):
  Net investment income (loss)                    1.47%        1.07%       .91%       .74%    (1.38)%     (1.57)%

  Expenses (d)                                     .94%         .96%      1.30%      1.54%     3.75%       3.83%
Portfolio turnover rate                             72%         157%       116%       140%      101%         96%
NET ASSETS, END OF PERIOD (IN
  THOUSANDS)                                $1,204,475   $1,281,664   $488,183   $135,574   $14,884     $14,900

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002

    Global Resources Fund
    ---------------------

    Ratios to Average Net Assets:
    Expenses offset                                (0.01)%      (0.01)%  --(e)    --(e)    --(e)    --(e)


(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

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  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------



WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/06       2006       2005       2004       2003      2002
NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $28.86     $15.50     $13.68      $9.75     $10.43     $5.28
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                   .21        .72       (.22)      (.17)*     (.05)     (.07)
  Net realized and unrealized gain (loss)       1.73      13.62       2.42       5.85       (.52)     5.18
                                          ----------   --------   --------   --------   --------   -------
  Total from investment activities              1.94      14.34       2.20       5.68       (.57)     5.11
                                          ----------   --------   --------   --------   --------   -------
Distributions
  From net investment income                   (1.52)      (.67)      (.46)     (1.86)      (.25)       --
  From net realized gains                      (2.04)      (.37)        --         --         --        --
                                          ----------   --------   --------   --------   --------   -------
  Total distributions                          (3.56)     (1.04)      (.46)     (1.86)      (.25)       --
Short-Term Trading Fees*                         .02        .06        .08        .11        .14       .04
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $27.26     $28.86     $15.50     $13.68      $9.75    $10.43
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account
  fees) (a)                                     7.23%     96.21%     16.50%     57.42%     (4.02)%   97.54%
Ratios to Average Net Assets (b):
  Net investment income (loss)                   .23%       .05%     (1.01)%    (1.15)%    (1.36)%   (1.32)%
  Expenses (c)                                   .96%      1.13%      1.48%      1.47%      1.92%     2.27%
Portfolio turnover rate                           28%        66%        55%        65%       141%      104%
NET ASSETS, END OF PERIOD (IN
  THOUSANDS)                              $1,040,685   $920,249   $268,312   $246,852   $107,212   $97,044

*   Based on average monthly shares outstanding.

(a) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002
    World Precious Minerals Fund
    ----------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(d)       --(d)    --(d)    --(d)    --(d)    --(d)

(d) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

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GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/06       2006      2005        2004        2003        2002

NET ASSET VALUE, BEGINNING OF PERIOD        $15.48      $7.67     $7.00       $5.18       $5.28       $2.83
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 .05       (.01)*    (.11)       (.10)       (.10)       (.06)
  Net realized and unrealized gain (loss)      .53       7.88       .79        1.91        (.02)       2.48
                                          --------   --------   -------     -------     -------     -------
  Total from investment activities             .58       7.87       .68        1.81        (.12)       2.42
                                          --------   --------   -------     -------     -------     -------
Distributions from net investment
  income                                        --       (.12)     (.05)       (.03)         --          --
Short-Term Trading Fees*                       .01        .06       .04         .04         .02         .03

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $16.07     $15.48     $7.67       $7.00       $5.18       $5.28
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)     3.81%    104.15%    10.19%      35.57%      (1.89)%     86.57%
Ratios to Average Net Assets (b):
  Net investment income (loss)                 .70%      (.06)%   (1.13)%     (1.45)%     (1.98)%     (1.99)%
  Expenses (c)                                1.24%      1.47%     1.97%       1.93%       2.64%       3.57%
Portfolio turnover rate                         33%        78%       66%         85%        138%        164%

NET ASSETS, END OF PERIOD (IN
  THOUSANDS)                              $241,395   $208,027   $63,816     $66,732     $45,720     $52,911

*   Based on average monthly shares outstanding.

(a) Total returns for periods less than one year are not annualized.
    Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2006        2006     2005     2004     2003     2002

    Gold Shares Fund
    ----------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(d)       --(d)    --(d)    --(d)    --(d)    --(d)

(d) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

---------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED)
---------------------------------------------------------------------------

 PROXY VOTING

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

134
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

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

         Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS



By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 1, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 1, 2007



By:      /s/ Catherine A. Rademacher
         -----------------------------------
         Catherine A. Rademacher
         Treasurer
Date:    March 1, 2007

                                 EXHIBIT INDEX

(a)(1)   Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002